NATIONWIDE VLI

SEPARATE

ACCOUNT-7

Annual Report

To

Policyholders

December 31, 2023

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-7 (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)1

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)1

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)1

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)1

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)1

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)1

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from June 16, 2022 (inception) to December 31, 2022.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from August 16, 2022 (inception) to December 31, 2022.

PIMCO FUNDS

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2023 and the period from October 25, 2022 (inception) to December 31, 2022.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from June 15, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from July 24, 2023 (inception) to December 31, 2023.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2023, and the related statements of operations and changes in contract owners’ equity for the period from December 12, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ABTGB	293	$9,447	$9,091	$-	$9,091	$-	$9,091
ALVDAA	1,851	19,686	16,568	-	16,568	-	16,568
ALVIVB	7,315	100,201	107,597	-	107,597	-	107,597
ALVSVA	141,004	2,529,552	2,497,175	-	2,497,175	211	2,496,964
WFVSCG	59,367	704,052	466,622	-	466,622	459	466,163
ACVIP1	27,932	305,832	262,277	105	262,382	-	262,382
ACVIP2	104,646	1,066,574	980,529	-	980,529	-	980,529
ACVMV1	231,828	4,659,204	4,506,727	-	4,506,727	134	4,506,593
AMVBC4	6,886	90,433	96,821	-	96,821	-	96,821
AMVGS4	249	4,095	4,354	-	4,354	-	4,354
AMVGV2	844	8,181	8,254	-	8,254	-	8,254
BRVGA1	115,149	1,937,995	1,878,088	-	1,878,088	639	1,877,449
BRVHYI	41,502	301,044	283,872	1,471	285,343	-	285,343
MLVGA2	158,723	2,994,635	2,571,320	505	2,571,825	-	2,571,825
DSIF	123,447	6,734,403	8,527,715	-	8,527,715	401	8,527,314
DVSCS	211,770	3,609,776	3,934,693	-	3,934,693	1,127	3,933,566
DWVSVS	7,888	269,536	300,864	3	300,867	-	300,867
DFVGB	21,065	219,446	204,538	17	204,555	-	204,555
DFVGMI	9,469	138,777	142,791	-	142,791	1	142,790
DFVIPS	28,603	297,395	259,146	-	259,146	9	259,137
DFVIS	23,583	278,233	280,166	-	280,166	-	280,166
DFVIV	18,820	217,671	256,141	-	256,141	-	256,141
DFVSTF	8,690	88,333	87,157	-	87,157	-	87,157
DFVULV	16,037	435,234	521,832	-	521,832	56	521,776
DFVUTV	25,320	527,820	572,235	-	572,235	14	572,221
DSGIBA	44,939	1,006,341	1,010,684	-	1,010,684	-	1,010,684
FQB	120,289	1,301,415	1,219,733	24	1,219,757	-	1,219,757
FCS	39,660	1,841,511	1,915,580	-	1,915,580	2	1,915,578
FEIS	268,039	6,061,388	6,607,150	-	6,607,150	687	6,606,463
FEMS	24,504	324,684	259,983	-	259,983	327	259,656
FF10S	77,543	947,979	877,008	2	877,010	-	877,010
FF20S	252,660	3,434,459	3,145,612	-	3,145,612	57	3,145,555
FF30S	379,131	5,443,441	5,804,488	-	5,804,488	34	5,804,454
FGS	101,693	8,486,849	9,392,352	-	9,392,352	863	9,391,489
FIGBS	378,851	4,717,998	4,171,149	2,044	4,173,193	-	4,173,193
FMCS	230,779	7,871,669	8,287,286	-	8,287,286	775	8,286,511
FNRS2	245,930	4,425,219	6,047,415	-	6,047,415	2,776	6,044,639
FOS	127,552	2,934,094	3,275,548	-	3,275,548	441	3,275,107
FRESS	6,612	122,163	113,466	-	113,466	-	113,466
FVSS	16,767	250,296	276,315	-	276,315	-	276,315
FVSS2	4,280	67,408	71,690	-	71,690	-	71,690
FTVDM2	140,409	1,215,315	1,155,562	-	1,155,562	-	1,155,562
FTVFA1	13,426	74,684	66,457	-	66,457	26	66,431
FTVFA2	137,281	760,163	672,677	1	672,678	-	672,678
FTVGB1	37,858	590,181	513,727	-	513,727	2,685	511,042
FTVGI2	131,865	2,005,018	1,693,148	-	1,693,148	-	1,693,148
FTVIS1	22,714	356,844	338,662	-	338,662	4	338,658
FTVIS2	190,622	2,813,090	2,706,833	-	2,706,833	-	2,706,833
FTVSVI	435,790	6,562,475	6,170,793	-	6,170,793	955	6,169,838
TIF2	128,223	1,729,059	1,825,893	10	1,825,903	-	1,825,903
GVGMNS	9,359	104,778	106,224	-	106,224	1	106,223
GVMSAS	7,182	65,385	63,850	-	63,850	-	63,850
RVARS	4,082	108,608	105,685	1	105,686	-	105,686

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ACEG	16,298	1,013,013	960,951	-	960,951	-	960,951
AVMCCI	7,149	78,200	69,991	1	69,992	-	69,992
IVBRA1	205,445	2,040,199	1,783,266	-	1,783,266	73	1,783,193
OVAG	21,808	1,613,260	1,369,754	-	1,369,754	422	1,369,332
OVGS	171,408	6,476,031	6,266,660	-	6,266,660	951	6,265,709
OVIG	990,102	2,224,195	2,000,005	-	2,000,005	784	1,999,221
OVSB	85,659	404,524	367,479	515	367,994	-	367,994
OVSC	109,478	2,669,288	2,946,051	-	2,946,051	20	2,946,031
WRASP	381,804	3,462,538	3,344,602	-	3,344,602	221	3,344,381
WRBDP	1,273	6,654	5,957	-	5,957	24	5,933
WRBP	2,134	13,094	11,522	1	11,523	-	11,523
WRGNR	903	3,781	4,262	-	4,262	17	4,245
WRHIP	215,988	701,379	637,165	-	637,165	54	637,111
WRMCG	76,556	975,148	765,560	-	765,560	98	765,462
WRPAP	6,893	29,635	25,642	-	25,642	96	25,546
WRPMAP	5,812	26,253	22,319	-	22,319	-	22,319
WRSCP	980	8,037	5,636	-	5,636	18	5,618
WRSTP	647	16,208	14,855	-	14,855	14	14,841
JACAS	91,846	3,841,452	3,902,541	-	3,902,541	994	3,901,547
JAEI	31,153	2,384,806	2,383,846	28	2,383,874	-	2,383,874
JAGTS	443,602	7,218,829	7,124,242	-	7,124,242	1,075	7,123,167
JAIGS	69,392	1,953,986	2,781,213	-	2,781,213	686	2,780,527
LOVTRC	58,063	933,205	824,496	-	824,496	122	824,374
MNDIC	82,901	1,626,060	1,072,741	651	1,073,392	-	1,073,392
MV2IGI	75,450	1,580,654	1,707,422	1	1,707,423	-	1,707,423
MV3MVI	21,190	194,330	208,296	-	208,296	12	208,284
MVFIC	479,234	9,556,259	10,193,305	1,431	10,194,736	-	10,194,736
MVIGIC	15,290	215,438	224,307	-	224,307	-	224,307
MVIVIC	23,993	703,349	705,393	-	705,393	75	705,318
MVIVSC	86,151	2,368,172	2,483,743	-	2,483,743	-	2,483,743
DTRTFB	7,131	61,935	60,686	-	60,686	-	60,686
EIF	262,941	5,089,178	5,124,712	661	5,125,373	-	5,125,373
GBF	262,730	2,827,982	2,488,055	3,492	2,491,547	-	2,491,547
GEM	251,875	3,061,436	2,639,655	274	2,639,929	-	2,639,929
GIG	83,570	876,370	898,376	-	898,376	242	898,134
GVAAA2	462,859	11,710,651	11,765,863	-	11,765,863	483	11,765,380
GVABD2	113,446	1,290,316	1,237,696	-	1,237,696	10	1,237,686
GVAGG2	101,797	3,395,413	3,576,129	1,095	3,577,224	-	3,577,224
GVAGI2	42,352	2,334,714	2,663,111	-	2,663,111	263	2,662,848
GVAGR2	82,540	7,482,879	8,932,518	-	8,932,518	677	8,931,841
GVDMA	5,105,570	56,011,383	46,460,688	-	46,460,688	5,117	46,455,571
GVDMC	106,459	1,088,751	979,422	-	979,422	-	979,422
GVEX1	2,425,757	25,622,459	22,268,451	-	22,268,451	4,688	22,263,763
GVIDA	1,100,247	12,491,450	11,233,518	53	11,233,571	-	11,233,571
GVIDC	68,623	666,542	646,433	-	646,433	-	646,433
GVIDM	2,114,527	22,072,195	18,290,656	3	18,290,659	-	18,290,659
GVIX2	44,749	432,656	472,097	-	472,097	314	471,783
HIBF	233,863	1,479,921	1,354,069	-	1,354,069	407	1,353,662
IDPG	11,373	122,666	117,033	-	117,033	1	117,032
IDPGI	12,451	130,725	128,866	3	128,869	-	128,869
MCIF	280,995	5,912,256	5,293,941	-	5,293,941	629	5,293,312
MSBF	275,007	2,463,078	2,299,056	-	2,299,056	459	2,298,597
NCPG	49,526	551,788	608,173	-	608,173	76	608,097

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NCPGI	13,137	140,023	155,013	-	155,013	1	155,012
NVAMV1	203,778	3,093,996	3,421,434	-	3,421,434	2	3,421,432
NVAMVX	276,179	4,099,994	4,628,758	-	4,628,758	204	4,628,554
NVBX	100,690	1,060,888	924,334	1	924,335	-	924,335
NVCBD1	61,439	649,826	562,169	-	562,169	3	562,166
NVCCA1	577,650	6,020,551	6,209,738	-	6,209,738	669	6,209,069
NVCCN1	71,438	719,937	744,381	-	744,381	2,269	742,112
NVCMA1	1,628,741	15,032,627	16,857,468	-	16,857,468	1,805	16,855,663
NVCMC1	35,865	380,321	388,772	-	388,772	1	388,771
NVCMD1	519,051	5,483,857	5,730,325	-	5,730,325	595	5,729,730
NVCRA1	519,466	5,158,884	6,436,186	-	6,436,186	385	6,435,801
NVCRB1	203,854	2,203,782	2,287,239	-	2,287,239	2,737	2,284,502
NVDBL2	39,586	579,805	518,183	-	518,183	-	518,183
NVDBLP	47,061	671,336	616,029	-	616,029	39	615,990
NVDCA2	10,828	159,291	135,460	-	135,460	3	135,457
NVDCAP	95,217	1,402,052	1,186,401	-	1,186,401	3,636	1,182,765
NVDMAP	235,654	2,500,888	2,123,241	-	2,123,241	258	2,122,983
NVDMCP	57,346	544,206	524,718	31	524,749	-	524,749
NVFIII	1,074	11,010	10,240	-	10,240	-	10,240
NVGEII	13,554	192,798	215,785	-	215,785	-	215,785
NVIDAP	236,920	2,573,237	2,404,742	-	2,404,742	14	2,404,728
NVIDCP	38,409	377,064	361,428	-	361,428	495	360,933
NVIDMP	686,708	6,830,520	5,912,559	-	5,912,559	3,267	5,909,292
NVIE6	18,960	181,737	201,352	-	201,352	-	201,352
NVIX	145,056	1,451,770	1,533,245	1,908	1,535,153	-	1,535,153
NVLCP1	201,728	2,286,410	1,993,077	-	1,993,077	1,077	1,992,000
NVMIG1	285,348	3,009,458	2,217,156	-	2,217,156	4,223	2,212,933
NVMIVX	194,769	1,938,052	2,282,694	126	2,282,820	-	2,282,820
NVMLG1	1,122,437	9,741,897	9,540,716	-	9,540,716	4,569	9,536,147
NVMMG1	579,582	5,332,374	3,633,982	-	3,633,982	3,940	3,630,042
NVMMV1	17,119	135,224	131,128	8	131,136	-	131,136
NVMMV2	402,475	3,446,330	3,111,132	802	3,111,934	-	3,111,934
NVNMO1	164,289	1,775,341	2,068,394	-	2,068,394	75	2,068,319
NVNSR2	249,351	3,247,625	2,999,698	-	2,999,698	1,447	2,998,251
NVOLG1	1,516,656	30,127,854	32,001,438	-	32,001,438	5,531	31,995,907
NVRE1	543,454	3,847,710	4,005,255	-	4,005,255	552	4,004,703
NVSIX2	180,325	1,462,699	1,426,373	-	1,426,373	81	1,426,292
NVSTB1	11,952	121,742	115,341	-	115,341	301	115,040
NVSTB2	99,016	1,002,658	951,547	2	951,549	-	951,549
NVTIV3	127,966	1,394,643	1,512,556	-	1,512,556	12	1,512,544
SAM	8,494,647	8,494,647	8,494,647	616	8,495,263	-	8,495,263
SAM5	459,061	459,061	459,061	-	459,061	1,921	457,140
SCF	165,199	3,015,277	3,009,926	-	3,009,926	371	3,009,555
SCGF	111,566	1,736,336	1,530,680	276	1,530,956	-	1,530,956
SCVF	145,189	1,311,423	1,367,679	-	1,367,679	44	1,367,635
TRF	215,327	4,231,020	4,564,935	1,509	4,566,444	-	4,566,444
AMMCGS	10,742	270,488	246,201	9	246,210	-	246,210
AMSRS	32,546	806,704	1,085,406	-	1,085,406	1,797	1,083,609
AMTB	106,078	1,098,632	1,022,590	-	1,022,590	10	1,022,580
NOTB3	25,413	516,477	348,926	3	348,929	-	348,929
NOTG3	27,259	427,516	326,839	-	326,839	8	326,831
NOTMG3	25,689	464,832	305,180	-	305,180	1	305,179
PMVAAA	60,931	612,918	551,424	1	551,425	-	551,425

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2023

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
PMVFBA	41,812	394,191	316,514	-	316,514	329	316,185
PMVLDA	255,323	2,588,282	2,451,103	2,257	2,453,360	-	2,453,360
PMVRSA	36,505	222,609	195,302	-	195,302	-	195,302
PMVTRA	3	30	31	-	31	31	-
PVSTA	2,033	20,585	20,796	-	20,796	1	20,795
PVEIB	95,915	2,606,720	2,764,284	1	2,764,285	-	2,764,285
PVGOB	69,084	846,833	931,253	1	931,254	-	931,254
TRHS2	72,568	3,694,005	3,762,650	-	3,762,650	-	3,762,650
TRHSP	49,118	2,589,488	2,716,692	195	2,716,887	-	2,716,887
VWHA	78,069	1,998,563	2,075,861	-	2,075,861	2,592	2,073,269
VRVDRI	10,519	226,240	203,960	-	203,960	-	203,960

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	ABTGB	ALVDAA	ALVIVB	ALVSVA	WFVSCG	ACVIP1	ACVIP2	ACVMV1
Reinvested dividends	$3	137	724	24,621	-	9,884	32,455	100,618

Net investment income (loss)	3	137	724	24,621	-	9,884	32,455	100,618

Realized gain (loss) on investments	(18)	(7,015)	224	(41,342)	(28,011)	(8,576)	(8,956)	9,237
Change in unrealized gain (loss) on investments	(357)	9,447	8,997	189,570	44,906	8,363	8,208	(327,991)

Net gain (loss) on investments	(375)	2,432	9,221	148,228	16,895	(213)	(748)	(318,754)

Reinvested capital gains	542	-	-	193,904	-	-	-	481,373

Net increase (decrease) in contract owners’ equity resulting from operations	$170	2,569	9,945	366,753	16,895	9,671	31,707	263,237

Investment Activity*:	AMVBC4	AMVGS4	AMVGV2	BRVGA1	BRVHYI	MLVGA2	DSIF	DVSCS
Reinvested dividends	$1,215	-	126	40,105	17,467	51,552	112,233	38,364

Net investment income (loss)	1,215	-	126	40,105	17,467	51,552	112,233	38,364

Realized gain (loss) on investments	361	-	(1)	(1,030)	(8,382)	(74,017)	307,092	(13,820)
Change in unrealized gain (loss) on investments	6,551	259	73	172,308	24,295	319,399	1,118,241	304,280

Net gain (loss) on investments	6,912	259	72	171,278	15,913	245,382	1,425,333	290,460

Reinvested capital gains	133	-	-	-	-	-	296,962	200,274

Net increase (decrease) in contract owners’ equity resulting from operations	$8,260	259	198	211,383	33,380	296,934	1,834,528	529,098

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	DWVSVS	DFVGB	DFVGMI	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV
Reinvested dividends	$2,027	7,858	3,664	9,929	8,333	11,530	3,230	11,210

Net investment income (loss)	2,027	7,858	3,664	9,929	8,333	11,530	3,230	11,210

Realized gain (loss) on investments	(9,629)	(1,351)	5,056	(6,319)	(2,217)	3,691	(17)	10,043
Change in unrealized gain (loss) on investments	18,469	3,081	4,262	6,273	28,455	19,943	888	24,624

Net gain (loss) on investments	8,840	1,730	9,318	(46)	26,238	23,634	871	34,667

Reinvested capital gains	13,588	-	1,491	-	-	2,301	-	6,832

Net increase (decrease) in contract owners’ equity resulting from operations	$24,455	9,588	14,473	9,883	34,571	37,465	4,101	52,709

Investment Activity*:	DFVUTV	DSGIBA	FQB	FCS	FEIS	FEMS	FF10S	FF20S
Reinvested dividends	$8,120	27,854	28,443	6,856	116,193	5,345	32,564	97,438

Net investment income (loss)	8,120	27,854	28,443	6,856	116,193	5,345	32,564	97,438

Realized gain (loss) on investments	1,464	(4,414)	(7,813)	(3,012)	60,249	(18,823)	494	(46,694)
Change in unrealized gain (loss) on investments	49,825	104,725	48,462	344,996	277,868	36,934	(14,573)	293,717

Net gain (loss) on investments	51,289	100,311	40,649	341,984	338,117	18,111	(14,079)	247,023

Reinvested capital gains	36,134	-	-	57,534	184,015	-	56,059	22,859

Net increase (decrease) in contract owners’ equity resulting from operations	$95,543	128,165	69,092	406,374	638,325	23,456	74,544	367,320

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FF30S	FGS	FIGBS	FMCS	FNRS2	FOS	FRESS	FVSS
Reinvested dividends	$129,769	3,141	101,813	39,894	151,420	29,188	2,380	2,771

Net investment income (loss)	129,769	3,141	101,813	39,894	151,420	29,188	2,380	2,771

Realized gain (loss) on investments	40,901	192,274	(25,988)	(487)	311,128	83,970	(1,267)	2,269
Change in unrealized gain (loss) on investments	557,988	1,933,435	157,193	851,501	(430,348)	449,461	5,674	32,842

Net gain (loss) on investments	598,889	2,125,709	131,205	851,014	(119,220)	533,431	4,407	35,111

Reinvested capital gains	-	394,136	-	216,734	-	8,178	3,925	9,803

Net increase (decrease) in contract owners’ equity resulting from operations	$728,658	2,522,986	233,018	1,107,642	32,200	570,797	10,712	47,685

Investment Activity*:	FVSS2	FTVDM2	FTVFA1	FTVFA2	FTVGB1	FTVGI2	FTVIS1	FTVIS2
Reinvested dividends	$597	22,268	1,060	9,184	-	-	16,089	129,707

Net investment income (loss)	597	22,268	1,060	9,184	-	-	16,089	129,707

Realized gain (loss) on investments	557	8,033	(2,384)	(9,190)	(25,275)	(17,280)	(766)	(6,330)
Change in unrealized gain (loss) on investments	4,308	96,734	8,819	76,315	40,273	65,661	(6,000)	(68,892)

Net gain (loss) on investments	4,865	104,767	6,435	67,125	14,998	48,381	(6,766)	(75,222)

Reinvested capital gains	2,383	808	1,030	10,661	-	-	18,530	157,246

Net increase (decrease) in contract owners’ equity resulting from operations	$7,845	127,843	8,525	86,970	14,998	48,381	27,853	211,731

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	FTVSVI	TIF2	GVGMNS	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1
Reinvested dividends	$42,236	51,056	1,747	4,065	2,908	-	191	-

Net investment income (loss)	42,236	51,056	1,747	4,065	2,908	-	191	-

Realized gain (loss) on investments	(143,320)	7,254	(703)	(675)	576	(9,846)	(2,600)	(51,420)
Change in unrealized gain (loss) on investments	517,484	241,860	10,726	1,462	1,145	198,820	11,422	155,537

Net gain (loss) on investments	374,164	249,114	10,023	787	1,721	188,974	8,822	104,117

Reinvested capital gains	305,100	-	-	-	-	13,615	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$721,500	300,170	11,770	4,852	4,629	202,589	9,013	104,117

Investment Activity*:	OVAG	OVGS	OVIG	OVSB	OVSC	WRASP	WRBDP	WRBP
Reinvested dividends	$-	11,773	10,945	-	31,210	68,118	143	76

Net investment income (loss)	-	11,773	10,945	-	31,210	68,118	143	76

Realized gain (loss) on investments	(11,990)	(58,657)	(51,922)	(7,587)	26,652	(54,503)	(18)	(354)
Change in unrealized gain (loss) on investments	170,855	969,592	383,101	37,523	407,423	410,178	245	1,808

Net gain (loss) on investments	158,865	910,935	331,179	29,936	434,075	355,675	227	1,454

Reinvested capital gains	-	595,373	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$158,865	1,518,081	342,124	29,936	465,285	423,793	370	1,530

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	WRGNR	WRHIP	WRMCG	WRPAP	WRPMAP	WRSCP	WRSTP	JACAS
Reinvested dividends	$97	37,902	-	1,391	1,161	-	-	4,318

Net investment income (loss)	97	37,902	-	1,391	1,161	-	-	4,318

Realized gain (loss) on investments	(2)	(9,604)	(90,459)	(248)	(321)	(68)	(89)	(5,049)
Change in unrealized gain (loss) on investments	(35)	38,907	135,841	(1,116)	(672)	(108)	3,479	1,141,028

Net gain (loss) on investments	(37)	29,303	45,382	(1,364)	(993)	(176)	3,390	1,135,979

Reinvested capital gains	-	-	86,735	3,668	2,871	788	681	-

Net increase (decrease) in contract owners’ equity resulting from operations	$60	67,205	132,117	3,695	3,039	612	4,071	1,140,297

Investment Activity*:	JAEI	JAGTS	JAIGS	LOVTRC	MNDIC	MV2IGI	MV3MVI	MVFIC
Reinvested dividends	$3,609	-	38,229	35,119	-	4,670	2,193	161,031

Net investment income (loss)	3,609	-	38,229	35,119	-	4,670	2,193	161,031

Realized gain (loss) on investments	(20,053)	(104,406)	39,117	(5,655)	(70,658)	9,559	(4,817)	53,991
Change in unrealized gain (loss) on investments	228,883	2,365,876	189,063	15,767	207,399	243,619	23,859	(130,931)

Net gain (loss) on investments	208,830	2,261,470	228,180	10,112	136,741	253,178	19,042	(76,940)

Reinvested capital gains	146,579	-	-	-	-	80,791	4,160	676,860

Net increase (decrease) in contract owners’ equity resulting from operations	$359,018	2,261,470	266,409	45,231	136,741	338,639	25,395	760,951

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	MVIGIC	MVIVIC	MVIVSC	DTRTFB	EIF	GBF	GEM	GIG
Reinvested dividends	$1,069	5,067	11,123	1,919	99,138	66,966	43,330	23,284

Net investment income (loss)	1,069	5,067	11,123	1,919	99,138	66,966	43,330	23,284

Realized gain (loss) on investments	(1,260)	2,702	42,306	(5,017)	324,269	(50,444)	2,481	3,360
Change in unrealized gain (loss) on investments	17,769	50,322	144,938	6,138	(272,340)	97,055	62,313	136,488

Net gain (loss) on investments	16,509	53,024	187,244	1,121	51,929	46,611	64,794	139,848

Reinvested capital gains	3,048	52,655	178,065	-	456,581	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,626	110,746	376,432	3,040	607,648	113,577	108,124	163,132

Investment Activity*:	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1
Reinvested dividends	$-	-	-	-	-	-	-	267,043

Net investment income (loss)	-	-	-	-	-	-	-	267,043

Realized gain (loss) on investments	(1,603)	(4,642)	47,615	9,126	129,508	(765,108)	(22,371)	(1,309,098)
Change in unrealized gain (loss) on investments	294,512	56,351	287,959	322,697	1,527,062	7,473,137	122,303	5,457,609

Net gain (loss) on investments	292,909	51,709	335,574	331,823	1,656,570	6,708,029	99,932	4,148,511

Reinvested capital gains	1,143,711	-	329,130	222,463	907,784	471,777	-	23,715

Net increase (decrease) in contract owners’ equity resulting from operations	$1,436,620	51,709	664,704	554,286	2,564,354	7,179,806	99,932	4,439,269

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	GVIDA	GVIDC	GVIDM	GVIX2	HIBF	IDPG	IDPGI	MCIF
Reinvested dividends	$-	-	-	10,195	77,955	-	-	61,677

Net investment income (loss)	-	-	-	10,195	77,955	-	-	61,677

Realized gain (loss) on investments	(109,520)	(22,822)	(1,532,100)	12,600	(9,569)	(4,204)	(522)	(84,141)
Change in unrealized gain (loss) on investments	1,821,514	76,518	4,069,124	56,345	91,262	18,968	14,599	504,887

Net gain (loss) on investments	1,711,994	53,696	2,537,024	68,945	81,693	14,764	14,077	420,746

Reinvested capital gains	118,791	-	-	-	-	-	-	261,319

Net increase (decrease) in contract owners’ equity resulting from operations	$1,830,785	53,696	2,537,024	79,140	159,648	14,764	14,077	743,742

Investment Activity*:	MSBF	NCPG	NCPGI	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1
Reinvested dividends	$123,827	-	-	58,243	84,262	24,371	17,356	-

Net investment income (loss)	123,827	-	-	58,243	84,262	24,371	17,356	-

Realized gain (loss) on investments	(5,445)	3,491	297	22,867	80,935	(2,690)	(12,863)	(26,136)
Change in unrealized gain (loss) on investments	(59,811)	54,418	16,913	23,127	(28,097)	23,948	23,803	477,020

Net gain (loss) on investments	(65,256)	57,909	17,210	45,994	52,838	21,258	10,940	450,884

Reinvested capital gains	113,072	9,445	-	186,846	245,735	-	-	414,840

Net increase (decrease) in contract owners’ equity resulting from operations	$171,643	67,354	17,210	291,083	382,835	45,629	28,296	865,724

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVCCN1	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDBLP
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	5	(96,009)	(631)	10,391	79,431	4,053	(12,366)	(11,010)
Change in unrealized gain (loss) on investments	46,500	1,778,969	23,620	390,905	638,109	184,289	72,964	83,291

Net gain (loss) on investments	46,505	1,682,960	22,989	401,296	717,540	188,342	60,598	72,281

Reinvested capital gains	14,732	1,019,286	18,451	354,824	353,418	104,414	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,237	2,702,246	41,440	756,120	1,070,958	292,756	60,598	72,281

Investment Activity*:	NVDCA2	NVDCAP	NVDMAP	NVDMCP	NVFIII	NVGEII	NVIDAP	NVIDCP
Reinvested dividends	$-	-	-	-	255	2,958	-	-

Net investment income (loss)	-	-	-	-	255	2,958	-	-

Realized gain (loss) on investments	(3,388)	(26,412)	(38,874)	(6,957)	(110)	1,285	(35,228)	(896)
Change in unrealized gain (loss) on investments	22,755	187,501	339,457	60,094	318	28,365	391,203	27,963

Net gain (loss) on investments	19,367	161,089	300,583	53,137	208	29,650	355,975	27,067

Reinvested capital gains	124	1,042	21,169	-	-	-	24,693	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,491	162,131	321,752	53,137	463	32,608	380,668	27,067

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVIDMP	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1
Reinvested dividends	$-	4,879	36,661	71,393	42,009	57,564	463,224	-

Net investment income (loss)	-	4,879	36,661	71,393	42,009	57,564	463,224	-

Realized gain (loss) on investments	(152,038)	1,055	(6,076)	(53,663)	(130,408)	28,966	(428,579)	(293,073)
Change in unrealized gain (loss) on investments	908,077	30,423	201,168	117,531	406,740	222,417	2,104,397	933,043

Net gain (loss) on investments	756,039	31,478	195,092	63,868	276,332	251,383	1,675,818	639,970

Reinvested capital gains	-	-	-	-	-	-	447,376	-

Net increase (decrease) in contract owners’ equity resulting from operations	$756,039	36,357	231,753	135,261	318,341	308,947	2,586,418	639,970

Investment Activity*:	NVMMV1	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSTB1
Reinvested dividends	$2,047	50,504	9,768	8,246	426,192	87,050	14,981	4,533

Net investment income (loss)	2,047	50,504	9,768	8,246	426,192	87,050	14,981	4,533

Realized gain (loss) on investments	(3,364)	(191,008)	15,964	(35,912)	437,354	48,528	(32,599)	(1,444)
Change in unrealized gain (loss) on investments	(6,706)	(79,616)	233,043	223,463	5,606,096	247,121	207,447	3,723

Net gain (loss) on investments	(10,070)	(270,624)	249,007	187,551	6,043,450	295,649	174,848	2,279

Reinvested capital gains	19,347	497,594	135,297	335,841	-	85,005	7,933	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,324	277,474	394,072	531,638	6,469,642	467,704	197,762	6,812

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	NVSTB2	NVTIV3	SAM	SAM5	SCF	SCGF	SCVF	TRF
Reinvested dividends	$33,642	37,951	408,687	40,651	14,189	-	5,315	60,744

Net investment income (loss)	33,642	37,951	408,687	40,651	14,189	-	5,315	60,744

Realized gain (loss) on investments	(7,853)	(52,129)	-	-	(46,716)	(57,990)	(66,970)	217,382
Change in unrealized gain (loss) on investments	26,226	232,913	-	-	391,395	287,354	206,304	(371,255)

Net gain (loss) on investments	18,373	180,784	-	-	344,679	229,364	139,334	(153,873)

Reinvested capital gains	-	-	1	-	16,000	-	59,666	453,694

Net increase (decrease) in contract owners’ equity resulting from operations	$52,015	218,735	408,688	40,651	374,868	229,364	204,315	360,565

Investment Activity*:	AMMCGS	AMSRS	AMTB	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA
Reinvested dividends	$-	3,348	46,053	582	1,170	1,029	17,200	7,799

Net investment income (loss)	-	3,348	46,053	582	1,170	1,029	17,200	7,799

Realized gain (loss) on investments	(48)	42,240	(5,701)	(18,146)	(20,594)	(36,700)	(37,705)	(16,307)
Change in unrealized gain (loss) on investments	38,139	179,863	16,694	45,510	51,428	62,678	60,460	26,962

Net gain (loss) on investments	38,091	222,103	10,993	27,364	30,834	25,978	22,755	10,655

Reinvested capital gains	-	15,799	-	1,597	469	886	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$38,091	241,250	57,046	29,543	32,473	27,893	39,955	18,454

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2023

Investment Activity*:	PMVLDA	PMVRSA	PVSTA	PVEIB	PVGOB	TRHS2	TRHSP	TRMCG2
Reinvested dividends	$87,781	73,315	899	45,983	-	-	-	-

Net investment income (loss)	87,781	73,315	899	45,983	-	-	-	-

Realized gain (loss) on investments	(13,780)	(208,434)	245	19,285	2,529	77,971	21,749	(1,204)
Change in unrealized gain (loss) on investments	44,129	101,402	96	172,176	247,552	(128,768)	(37,292)	-

Net gain (loss) on investments	30,349	(107,032)	341	191,461	250,081	(50,797)	(15,543)	(1,204)

Reinvested capital gains	-	-	-	128,899	9,521	139,463	94,793	-

Net increase (decrease) in contract owners’ equity resulting from operations	$118,130	(33,717)	1,240	366,343	259,602	88,666	79,250	(1,204)

Investment Activity*:	VWHA	VRVDRI
Reinvested dividends	$53,062	4,783

Net investment income (loss)	53,062	4,783

Realized gain (loss) on investments	133,316	(1,965)
Change in unrealized gain (loss) on investments	(266,319)	16,516

Net gain (loss) on investments	(133,003)	14,551

Reinvested capital gains	-	1,977

Net increase (decrease) in contract owners’ equity resulting from operations	$(79,941)	21,311

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	ABTGB		ALVDAA		ALVIVB		ALVSVA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3	-	137	787	724	1,638	24,621	25,525
Realized gain (loss) on investments	(18)	-	(7,015)	5,348	224	(81)	(41,342)	(355)
Change in unrealized gain (loss) on investments	(357)	-	9,447	(40,644)	8,997	(3,157)	189,570	(778,752)
Reinvested capital gains	542	-	-	8,570	-	-	193,904	344,194

Net increase (decrease) in contract owners’ equity resulting from operations	170	-	2,569	(25,939)	9,945	(1,600)	366,753	(409,388)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	727	727	8,231	709	61,161	106,590
Transfers between funds	9,059	-	16,640	(73,971)	46,055	33,537	(22,752)	(37,285)
Surrenders (notes 2, 3, 4, 5 and 6)	(139)	-	(27,611)	(83,672)	(5,087)	(267)	(128,049)	(65,022)
Adjustments to maintain reserves	1	-	2	6	4	69	(71)	108

Net equity transactions	8,921	-	(10,242)	(156,910)	49,203	34,048	(89,711)	4,391

Net change in contract owners’ equity	9,091	-	(7,673)	(182,849)	59,148	32,448	277,042	(404,997)
Contract owners’ equity at beginning of period	-	-	24,241	207,090	48,449	16,001	2,219,922	2,624,919

Contract owners’ equity at end of period	$9,091	-	16,568	24,241	107,597	48,449	2,496,964	2,219,922

CHANGE IN UNITS:
Beginning units	-	-	1,701	11,851	5,497	1,565	73,660	73,486
Units purchased	830	-	281	66	5,691	4,049	2,324	5,521
Units surrendered	(13)	-	(960)	(10,216)	(557)	(117)	(5,278)	(5,347)

Ending units	817	-	1,022	1,701	10,631	5,497	70,706	73,660

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WFVSCG		ACVIP1		ACVIP2		ACVMV1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	9,884	14,704	32,455	52,356	100,618	100,096
Realized gain (loss) on investments	(28,011)	14,680	(8,576)	22,422	(8,956)	400	9,237	53,741
Change in unrealized gain (loss) on investments	44,906	(386,284)	8,363	(84,152)	8,208	(204,049)	(327,991)	(795,536)
Reinvested capital gains	-	86,492	-	1,468	-	5,343	481,373	590,650

Net increase (decrease) in contract owners’ equity resulting from operations	16,895	(285,112)	9,671	(45,558)	31,707	(145,950)	263,237	(51,049)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,577	10,133	9,291	11,406	49,970	51,778	88,158	242,966
Transfers between funds	3,225	(12,083)	(13,473)	(246,557)	21,243	42,412	90,573	(18,467)
Surrenders (notes 2, 3, 4, 5 and 6)	(32,979)	(135,472)	(18,522)	(62,525)	(77,110)	(97,361)	(290,916)	(323,837)
Adjustments to maintain reserves	(64)	231	974	90	(7)	11	1	157

Net equity transactions	(16,241)	(137,191)	(21,730)	(297,586)	(5,904)	(3,160)	(112,184)	(99,181)

Net change in contract owners’ equity	654	(422,303)	(12,059)	(343,144)	25,803	(149,110)	151,053	(150,230)
Contract owners’ equity at beginning of period	465,509	887,812	274,441	617,585	954,726	1,103,836	4,355,540	4,505,770

Contract owners’ equity at end of period	$466,163	465,509	262,382	274,441	980,529	954,726	4,506,593	4,355,540

CHANGE IN UNITS:
Beginning units	9,884	12,362	23,951	46,958	57,798	58,086	85,050	86,934
Units purchased	870	1,090	1,888	3,082	5,594	8,077	4,506	6,935
Units surrendered	(1,246)	(3,568)	(3,736)	(26,089)	(5,983)	(8,365)	(6,643)	(8,819)

Ending units	9,508	9,884	22,103	23,951	57,409	57,798	82,913	85,050

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMVBC4		AMVGS4		AMVGV2		BRVGA1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,215	18	-	-	126	-	40,105	-
Realized gain (loss) on investments	361	3	-	-	(1)	-	(1,030)	(10,755)
Change in unrealized gain (loss) on investments	6,551	(163)	259	-	73	-	172,308	(325,706)
Reinvested capital gains	133	-	-	-	-	-	-	21,659

Net increase (decrease) in contract owners’ equity resulting from operations	8,260	(142)	259	-	198	-	211,383	(314,802)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,799	-	-	-	-	-	136,961	87,748
Transfers between funds	67,063	13,710	4,095	-	8,108	-	(24,753)	(35,554)
Surrenders (notes 2, 3, 4, 5 and 6)	6,187	(57)	-	-	(52)	-	(68,869)	(82,399)
Adjustments to maintain reserves	3	(2)	-	-	-	-	217	582

Net equity transactions	75,052	13,651	4,095	-	8,056	-	43,556	(29,623)

Net change in contract owners’ equity	83,312	13,509	4,354	-	8,254	-	254,939	(344,425)
Contract owners’ equity at beginning of period	13,509	-	-	-	-	-	1,622,510	1,966,935

Contract owners’ equity at end of period	$96,821	13,509	4,354	-	8,254	-	1,877,449	1,622,510

CHANGE IN UNITS:
Beginning units	1,365	-	-	-	-	-	96,114	98,039
Units purchased	7,386	1,371	402	-	825	-	8,088	5,136
Units surrendered	(388)	(6)	-	-	(5)	-	(5,631)	(7,061)

Ending units	8,363	1,365	402	-	820	-	98,571	96,114

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	BRVHYI		MLVGA2		DSIF		DVSCS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$17,467	16,128	51,552	-	112,233	109,139	38,364	35,199
Realized gain (loss) on investments	(8,382)	(5,907)	(74,017)	(68,550)	307,092	279,815	(13,820)	10,188
Change in unrealized gain (loss) on investments	24,295	(46,333)	319,399	(670,741)	1,118,241	(2,811,471)	304,280	(1,252,100)
Reinvested capital gains	-	-	-	34,813	296,962	701,762	200,274	471,332

Net increase (decrease) in contract owners’ equity resulting from operations	33,380	(36,112)	296,934	(704,478)	1,834,528	(1,720,755)	529,098	(735,381)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,691	5,661	79,775	91,539	302,802	177,276	92,745	91,666
Transfers between funds	(5,054)	(6,166)	(30,749)	(174,714)	7,306	158,703	(19,768)	(700)
Surrenders (notes 2, 3, 4, 5 and 6)	(17,403)	(11,108)	(278,947)	(1,396,544)	(900,335)	(889,999)	(242,348)	(233,538)
Adjustments to maintain reserves	117	192	511	18	334	338	(463)	351

Net equity transactions	(16,649)	(11,421)	(229,410)	(1,479,701)	(589,893)	(553,682)	(169,834)	(142,221)

Net change in contract owners’ equity	16,731	(47,533)	67,524	(2,184,179)	1,244,635	(2,274,437)	359,264	(877,602)
Contract owners’ equity at beginning of period	268,612	316,145	2,504,301	4,688,480	7,282,679	9,557,116	3,574,302	4,451,904

Contract owners’ equity at end of period	$285,343	268,612	2,571,825	2,504,301	8,527,314	7,282,679	3,933,566	3,574,302

CHANGE IN UNITS:
Beginning units	22,847	24,107	109,238	171,816	165,070	176,942	84,984	88,227
Units purchased	2,591	3,056	3,536	5,688	9,681	10,871	2,767	3,529
Units surrendered	(4,000)	(4,316)	(13,140)	(68,266)	(21,265)	(22,743)	(6,697)	(6,772)

Ending units	21,438	22,847	99,634	109,238	153,486	165,070	81,054	84,984

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DWVSVS		DFVGB		DFVGMI		DFVIPS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,027	1,621	7,858	3,073	3,664	1,476	9,929	19,738
Realized gain (loss) on investments	(9,629)	(1,352)	(1,351)	(5,469)	5,056	2,887	(6,319)	3,275
Change in unrealized gain (loss) on investments	18,469	(65,707)	3,081	(13,264)	4,262	(18,384)	6,273	(54,206)
Reinvested capital gains	13,588	21,616	-	-	1,491	1,440	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	24,455	(43,822)	9,588	(15,660)	14,473	(12,581)	9,883	(31,193)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,264	15,313	12,819	12,398	3,116	3,514	4,142	9,072
Transfers between funds	10,585	24,161	8,937	(35,635)	28,026	(9,930)	29,879	185,179
Surrenders (notes 2, 3, 4, 5 and 6)	(70,728)	(16,744)	(16,356)	(16,291)	(618)	(2,242)	(13,634)	(114,202)
Adjustments to maintain reserves	9	-	19	(6)	1	7	8	30

Net equity transactions	(45,870)	22,730	5,419	(39,534)	30,525	(8,651)	20,395	80,079

Net change in contract owners’ equity	(21,415)	(21,092)	15,007	(55,194)	44,998	(21,232)	30,278	48,886
Contract owners’ equity at beginning of period	322,282	343,374	189,548	244,742	97,792	119,024	228,859	179,973

Contract owners’ equity at end of period	$300,867	322,282	204,555	189,548	142,790	97,792	259,137	228,859

CHANGE IN UNITS:
Beginning units	14,803	13,823	17,096	20,676	7,200	7,803	20,092	13,833
Units purchased	1,175	1,777	2,399	1,183	2,450	1,265	3,343	17,084
Units surrendered	(3,311)	(797)	(1,933)	(4,763)	(486)	(1,868)	(1,564)	(10,825)

Ending units	12,667	14,803	17,562	17,096	9,164	7,200	21,871	20,092

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVIS		DFVIV		DFVSTF		DFVULV
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,333	6,398	11,530	8,307	3,230	1,045	11,210	12,738
Realized gain (loss) on investments	(2,217)	(1,158)	3,691	1,189	(17)	(1,674)	10,043	17,189
Change in unrealized gain (loss) on investments	28,455	(56,920)	19,943	(17,636)	888	(1,660)	24,624	(53,875)
Reinvested capital gains	-	4,356	2,301	2,308	-	-	6,832	6,885

Net increase (decrease) in contract owners’ equity resulting from operations	34,571	(47,324)	37,465	(5,832)	4,101	(2,289)	52,709	(17,063)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,134	17,003	16,727	16,468	8,192	7,783	29,946	91,723
Transfers between funds	(3,150)	11,044	7,433	620	(1,317)	(125,562)	(18,241)	(6,917)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,226)	(8,833)	(14,005)	(8,802)	(4,417)	(5,571)	(39,752)	(88,088)
Adjustments to maintain reserves	(3)	(5)	(7)	3	4	(8)	40	180

Net equity transactions	4,755	19,209	10,148	8,289	2,462	(123,358)	(28,007)	(3,102)

Net change in contract owners’ equity	39,326	(28,115)	47,613	2,457	6,563	(125,647)	24,702	(20,165)
Contract owners’ equity at beginning of period	240,840	268,955	208,528	206,071	80,594	206,241	497,074	517,239

Contract owners’ equity at end of period	$280,166	240,840	256,141	208,528	87,157	80,594	521,776	497,074

CHANGE IN UNITS:
Beginning units	12,766	11,741	12,362	11,794	7,578	19,168	16,480	16,312
Units purchased	1,054	1,484	2,063	1,295	1,309	732	1,140	3,381
Units surrendered	(806)	(459)	(1,541)	(727)	(1,081)	(12,322)	(2,024)	(3,213)

Ending units	13,014	12,766	12,884	12,362	7,806	7,578	15,596	16,480

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	DFVUTV		DSGIBA		FQB		FCS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$8,120	6,287	27,854	22,074	28,443	30,064	6,856	4,615
Realized gain (loss) on investments	1,464	2,314	(4,414)	(7,180)	(7,813)	(23,587)	(3,012)	5,781
Change in unrealized gain (loss) on investments	49,825	(66,285)	104,725	(206,867)	48,462	(143,841)	344,996	(409,672)
Reinvested capital gains	36,134	37,242	-	64,042	-	17,869	57,534	54,701

Net increase (decrease) in contract owners’ equity resulting from operations	95,543	(20,442)	128,165	(127,931)	69,092	(119,495)	406,374	(344,575)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	41,362	40,904	109,376	124,447	41,971	43,220	105,235	115,047
Transfers between funds	(2,411)	1,231	26,937	3,515	92,488	(21,365)	510,246	179,121
Surrenders (notes 2, 3, 4, 5 and 6)	(34,484)	(32,036)	(41,368)	(54,344)	(48,876)	(124,048)	(139,074)	(175,246)
Adjustments to maintain reserves	17	22	(7)	103	42	(12)	154	(30)

Net equity transactions	4,484	10,121	94,938	73,721	85,625	(102,205)	476,561	118,892

Net change in contract owners’ equity	100,027	(10,321)	223,103	(54,210)	154,717	(221,700)	882,935	(225,683)
Contract owners’ equity at beginning of period	472,194	482,515	787,581	841,791	1,065,040	1,286,740	1,032,643	1,258,326

Contract owners’ equity at end of period	$572,221	472,194	1,010,684	787,581	1,219,757	1,065,040	1,915,578	1,032,643

CHANGE IN UNITS:
Beginning units	15,237	14,914	57,297	52,066	59,309	65,008	22,082	19,809
Units purchased	1,393	1,641	10,421	7,992	7,698	4,263	11,320	6,621
Units surrendered	(1,247)	(1,318)	(3,721)	(2,761)	(3,010)	(9,962)	(2,681)	(4,348)

Ending units	15,383	15,237	63,997	57,297	63,997	59,309	30,721	22,082

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FEIS		FEMS		FF10S		FF20S
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$116,193	115,414	5,345	3,971	32,564	17,744	97,438	70,085
Realized gain (loss) on investments	60,249	58,849	(18,823)	(28,830)	494	3,673	(46,694)	(18,163)
Change in unrealized gain (loss) on investments	277,868	(720,005)	36,934	(58,048)	(14,573)	(202,650)	293,717	(1,087,644)
Reinvested capital gains	184,015	213,280	-	-	56,059	51,309	22,859	372,645

Net increase (decrease) in contract owners’ equity resulting from operations	638,325	(332,462)	23,456	(82,907)	74,544	(129,924)	367,320	(663,077)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	191,802	257,836	5,022	7,003	28,168	17,988	53,614	66,732
Transfers between funds	(127,076)	2,731	2,544	(15,890)	1,057	94	(263,706)	(269,045)
Surrenders (notes 2, 3, 4, 5 and 6)	(378,174)	(345,326)	(10,270)	(85,124)	(37,589)	(45,095)	(188,847)	(177,455)
Adjustments to maintain reserves	68	392	(1)	114	7	3	(66)	91

Net equity transactions	(313,380)	(84,367)	(2,705)	(93,897)	(8,357)	(27,010)	(399,005)	(379,677)

Net change in contract owners’ equity	324,945	(416,829)	20,751	(176,804)	66,187	(156,934)	(31,685)	(1,042,754)
Contract owners’ equity at beginning of period	6,281,518	6,698,347	238,905	415,709	810,823	967,757	3,177,240	4,219,994

Contract owners’ equity at end of period	$6,606,463	6,281,518	259,656	238,905	877,010	810,823	3,145,555	3,177,240

CHANGE IN UNITS:
Beginning units	181,702	183,901	21,701	30,111	33,581	34,643	117,076	130,885
Units purchased	8,007	12,986	1,205	2,974	1,193	736	3,538	3,368
Units surrendered	(16,820)	(15,185)	(1,388)	(11,384)	(1,535)	(1,798)	(17,436)	(17,177)

Ending units	172,889	181,702	21,518	21,701	33,239	33,581	103,178	117,076

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FF30S		FGS		FIGBS		FMCS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$129,769	97,156	3,141	41,935	101,813	87,473	39,894	33,128
Realized gain (loss) on investments	40,901	20,824	192,274	278,954	(25,988)	(62,452)	(487)	23,776
Change in unrealized gain (loss) on investments	557,988	(1,492,681)	1,933,435	(3,368,758)	157,193	(785,481)	851,501	(2,053,878)
Reinvested capital gains	-	351,820	394,136	616,086	-	204,749	216,734	550,759

Net increase (decrease) in contract owners’ equity resulting from operations	728,658	(1,022,881)	2,522,986	(2,431,783)	233,018	(555,711)	1,107,642	(1,446,215)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	264,964	305,529	328,616	375,252	135,795	146,089	235,608	196,327
Transfers between funds	307,608	50,292	75,410	(394,774)	329,055	211,797	(19,407)	(59,119)
Surrenders (notes 2, 3, 4, 5 and 6)	(476,221)	(328,267)	(661,046)	(835,197)	(216,602)	(387,279)	(856,812)	(907,348)
Adjustments to maintain reserves	1	112	334	297	2,845	416	(499)	(1,340)

Net equity transactions	96,352	27,666	(256,686)	(854,422)	251,093	(28,977)	(641,110)	(771,480)

Net change in contract owners’ equity	825,010	(995,215)	2,266,300	(3,286,205)	484,111	(584,688)	466,532	(2,217,695)
Contract owners’ equity at beginning of period	4,979,444	5,974,659	7,125,189	10,411,394	3,689,082	4,273,770	7,819,979	10,037,674

Contract owners’ equity at end of period	$5,804,454	4,979,444	9,391,489	7,125,189	4,173,193	3,689,082	8,286,511	7,819,979

CHANGE IN UNITS:
Beginning units	161,602	161,045	128,903	142,164	211,509	213,115	174,604	190,829
Units purchased	18,597	12,133	9,493	13,431	29,813	35,722	7,310	8,716
Units surrendered	(15,758)	(11,576)	(13,554)	(26,692)	(15,856)	(37,328)	(21,031)	(24,941)

Ending units	164,441	161,602	124,842	128,903	225,466	211,509	160,883	174,604

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FNRS2		FOS		FRESS		FVSS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$151,420	129,317	29,188	29,681	2,380	1,313	2,771	2,444
Realized gain (loss) on investments	311,128	89,981	83,970	90,532	(1,267)	948	2,269	22,879
Change in unrealized gain (loss) on investments	(430,348)	2,166,516	449,461	(994,452)	5,674	(40,214)	32,842	(60,861)
Reinvested capital gains	-	-	8,178	25,583	3,925	3,028	9,803	11,363

Net increase (decrease) in contract owners’ equity resulting from operations	32,200	2,385,814	570,797	(848,656)	10,712	(34,925)	47,685	(24,175)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	188,326	293,588	83,865	164,358	7,230	7,299	6,792	56,573
Transfers between funds	(252,478)	440,138	(27,191)	134,400	9,151	(8,379)	(286)	37,202
Surrenders (notes 2, 3, 4, 5 and 6)	(434,675)	(355,907)	(220,698)	(125,033)	(5,979)	(4,897)	(7,323)	(117,480)
Adjustments to maintain reserves	2,997	(5,030)	(276)	134	-	-	(37)	25

Net equity transactions	(495,830)	372,789	(164,300)	173,859	10,402	(5,977)	(854)	(23,680)

Net change in contract owners’ equity	(463,630)	2,758,603	406,497	(674,797)	21,114	(40,902)	46,831	(47,855)
Contract owners’ equity at beginning of period	6,508,269	3,749,666	2,868,610	3,543,407	92,352	133,254	229,484	277,339

Contract owners’ equity at end of period	$6,044,639	6,508,269	3,275,107	2,868,610	113,466	92,352	276,315	229,484

CHANGE IN UNITS:
Beginning units	228,622	214,525	217,145	202,286	8,284	8,652	5,889	6,605
Units purchased	26,924	50,964	7,687	27,623	1,498	795	168	2,400
Units surrendered	(44,688)	(36,867)	(18,936)	(12,764)	(620)	(1,163)	(186)	(3,116)

Ending units	210,858	228,622	205,896	217,145	9,162	8,284	5,871	5,889

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FVSS2		FTVDM2		FTVFA1		FTVFA2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$597	100	22,268	28,601	1,060	1,155	9,184	10,639
Realized gain (loss) on investments	557	86	8,033	22,233	(2,384)	(1,095)	(9,190)	(20,935)
Change in unrealized gain (loss) on investments	4,308	(26)	96,734	(425,977)	8,819	(16,351)	76,315	(174,444)
Reinvested capital gains	2,383	426	808	82,645	1,030	5,702	10,661	63,948

Net increase (decrease) in contract owners’ equity resulting from operations	7,845	586	127,843	(292,498)	8,525	(10,589)	86,970	(120,792)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,165	561	43,425	44,087	6,140	6,170	5,817	7,001
Transfers between funds	51,829	11,374	26,797	3,660	(879)	(637)	(8)	(29,445)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,938)	(1,731)	(72,512)	(129,534)	(4,292)	(3,281)	(19,572)	(6,297)
Adjustments to maintain reserves	(2)	1	(3)	(4)	7	24	(4)	13

Net equity transactions	53,054	10,205	(2,293)	(81,791)	976	2,276	(13,767)	(28,728)

Net change in contract owners’ equity	60,899	10,791	125,550	(374,289)	9,501	(8,313)	73,203	(149,520)
Contract owners’ equity at beginning of period	10,791	-	1,030,012	1,404,301	56,930	65,243	599,475	748,995

Contract owners’ equity at end of period	$71,690	10,791	1,155,562	1,030,012	66,431	56,930	672,678	599,475

CHANGE IN UNITS:
Beginning units	1,113	-	89,623	95,329	3,003	2,902	32,153	33,745
Units purchased	5,508	1,310	8,234	8,426	306	308	830	922
Units surrendered	(490)	(197)	(8,579)	(14,132)	(256)	(207)	(1,503)	(2,514)

Ending units	6,131	1,113	89,278	89,623	3,053	3,003	31,480	32,153

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVGB1		FTVGI2		FTVIS1		FTVIS2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	16,089	16,248	129,707	123,421
Realized gain (loss) on investments	(25,275)	(19,225)	(17,280)	(36,172)	(766)	(580)	(6,330)	(17,474)
Change in unrealized gain (loss) on investments	40,273	(9,395)	65,661	(54,450)	(6,000)	(39,989)	(68,892)	(301,691)
Reinvested capital gains	-	-	-	-	18,530	6,195	157,246	50,097

Net increase (decrease) in contract owners’ equity resulting from operations	14,998	(28,620)	48,381	(90,622)	27,853	(18,126)	211,731	(145,647)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	22,040	26,647	73,554	75,303	29,293	43,882	116,569	164,232
Transfers between funds	11,932	(13,307)	12,280	(13,530)	1,440	(3,706)	50,911	7,230
Surrenders (notes 2, 3, 4, 5 and 6)	(82,294)	(48,290)	(88,052)	(110,023)	(44,631)	(26,908)	(110,141)	(220,929)
Adjustments to maintain reserves	(284)	(1,166)	4	25	18	32	10	6

Net equity transactions	(48,606)	(36,116)	(2,214)	(48,225)	(13,880)	13,300	57,349	(49,461)

Net change in contract owners’ equity	(33,608)	(64,736)	46,167	(138,847)	13,973	(4,826)	269,080	(195,108)
Contract owners’ equity at beginning of period	544,650	609,386	1,646,981	1,785,828	324,685	329,511	2,437,753	2,632,861

Contract owners’ equity at end of period	$511,042	544,650	1,693,148	1,646,981	338,658	324,685	2,706,833	2,437,753

CHANGE IN UNITS:
Beginning units	53,237	56,677	182,849	188,449	17,346	16,682	98,825	100,892
Units purchased	3,825	3,175	11,545	12,823	1,730	2,391	7,576	10,034
Units surrendered	(8,656)	(6,615)	(11,690)	(18,423)	(2,458)	(1,727)	(5,379)	(12,101)

Ending units	48,406	53,237	182,704	182,849	16,618	17,346	101,022	98,825

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	FTVSVI		TIF2		GVGMNS		GVMSAS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$42,236	70,974	51,056	50,004	1,747	-	4,065	2,375
Realized gain (loss) on investments	(143,320)	(168,477)	7,254	(107,308)	(703)	(344)	(675)	63
Change in unrealized gain (loss) on investments	517,484	(1,539,269)	241,860	(87,008)	10,726	(10,986)	1,462	(3,426)
Reinvested capital gains	305,100	1,019,144	-	-	-	2,396	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	721,500	(617,628)	300,170	(144,312)	11,770	(8,934)	4,852	(988)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	100,973	104,771	68,899	63,458	1,437	1,126	1,346	1,289
Transfers between funds	50,938	(930)	76,877	(37,498)	39,065	30,830	(70)	56,539
Surrenders (notes 2, 3, 4, 5 and 6)	(291,986)	(265,710)	(70,748)	(225,191)	(4,631)	(2,883)	(11,440)	(2,289)
Adjustments to maintain reserves	(1,160)	32	11	(6)	2	(9)	(4)	1

Net equity transactions	(141,235)	(161,837)	75,039	(199,237)	35,873	29,064	(10,168)	55,540

Net change in contract owners’ equity	580,265	(779,465)	375,209	(343,549)	47,643	20,130	(5,316)	54,552
Contract owners’ equity at beginning of period	5,589,573	6,369,038	1,450,694	1,794,243	58,580	38,450	69,166	14,614

Contract owners’ equity at end of period	$6,169,838	5,589,573	1,825,903	1,450,694	106,223	58,580	63,850	69,166

CHANGE IN UNITS:
Beginning units	139,518	143,369	156,901	179,299	4,135	2,194	6,406	1,265
Units purchased	4,469	6,821	18,044	14,571	2,655	2,134	116	5,350
Units surrendered	(7,728)	(10,672)	(11,408)	(36,969)	(302)	(193)	(1,035)	(209)

Ending units	136,259	139,518	163,537	156,901	6,488	4,135	5,487	6,406

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	RVARS		ACEG		AVMCCI		IVBRA1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,908	2,024	-	-	191	230	-	134,323
Realized gain (loss) on investments	576	8,259	(9,846)	48,020	(2,600)	(298)	(51,420)	(41,685)
Change in unrealized gain (loss) on investments	1,145	(17,482)	198,820	(454,480)	11,422	(24,113)	155,537	(433,352)
Reinvested capital gains	-	1,758	13,615	152,195	-	13,713	-	62,589

Net increase (decrease) in contract owners’ equity resulting from operations	4,629	(5,441)	202,589	(254,265)	9,013	(10,468)	104,117	(278,125)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	11,740	15,017	16,136	14,221	694	691	101,582	79,665
Transfers between funds	(60,755)	66,770	276,805	(45,142)	(2,451)	3,688	(4,066)	(23,599)
Surrenders (notes 2, 3, 4, 5 and 6)	(20,480)	(76,877)	(33,048)	(174,644)	(3,530)	(1,317)	(9,234)	(158,856)
Adjustments to maintain reserves	5	13	(14)	(7)	(4)	5	(32)	72

Net equity transactions	(69,490)	4,923	259,879	(205,572)	(5,291)	3,067	88,250	(102,718)

Net change in contract owners’ equity	(64,861)	(518)	462,468	(459,837)	3,722	(7,401)	192,367	(380,843)
Contract owners’ equity at beginning of period	170,547	171,065	498,483	958,320	66,270	73,671	1,590,826	1,971,669

Contract owners’ equity at end of period	$105,686	170,547	960,951	498,483	69,992	66,270	1,783,193	1,590,826

CHANGE IN UNITS:
Beginning units	13,878	13,447	17,007	22,523	3,053	2,910	117,345	124,564
Units purchased	965	6,727	7,294	668	32	218	14,576	6,250
Units surrendered	(6,603)	(6,296)	(1,037)	(6,184)	(268)	(75)	(8,569)	(13,469)

Ending units	8,240	13,878	23,264	17,007	2,817	3,053	123,352	117,345

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVAG		OVGS		OVIG		OVSB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	11,773	-	10,945	-	-	-
Realized gain (loss) on investments	(11,990)	8,882	(58,657)	(10,615)	(51,922)	(33,960)	(7,587)	(6,760)
Change in unrealized gain (loss) on investments	170,855	(959,501)	969,592	(2,921,125)	383,101	(895,340)	37,523	(35,983)
Reinvested capital gains	-	373,428	595,373	859,439	-	318,150	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	158,865	(577,191)	1,518,081	(2,072,301)	342,124	(611,150)	29,936	(42,743)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	36,925	39,653	168,979	154,730	98,410	100,544	24,150	22,406
Transfers between funds	15,754	52,560	362,424	91,706	(27,459)	123,886	1,696	3,089
Surrenders (notes 2, 3, 4, 5 and 6)	(36,603)	(202,801)	(224,784)	(235,647)	(58,494)	(218,160)	(27,719)	(15,134)
Adjustments to maintain reserves	(64)	428	(19)	528	(142)	708	512	1

Net equity transactions	16,012	(110,160)	306,600	11,317	12,315	6,978	(1,361)	10,362

Net change in contract owners’ equity	174,877	(687,351)	1,824,681	(2,060,984)	354,439	(604,172)	28,575	(32,381)
Contract owners’ equity at beginning of period	1,194,455	1,881,806	4,441,028	6,502,012	1,644,782	2,248,954	339,419	371,800

Contract owners’ equity at end of period	$1,369,332	1,194,455	6,265,709	4,441,028	1,999,221	1,644,782	367,994	339,419

CHANGE IN UNITS:
Beginning units	98,006	106,567	180,276	180,099	139,765	139,259	31,322	30,378
Units purchased	4,833	11,619	20,149	16,448	10,564	20,454	2,670	3,781
Units surrendered	(3,543)	(20,180)	(11,650)	(16,271)	(10,001)	(19,948)	(2,804)	(2,837)

Ending units	99,296	98,006	188,775	180,276	140,328	139,765	31,188	31,322

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	OVSC		WRASP		WRBDP		WRBP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$31,210	15,598	68,118	53,302	143	120	76	100
Realized gain (loss) on investments	26,652	26,414	(54,503)	(99,176)	(18)	(14)	(354)	(237)
Change in unrealized gain (loss) on investments	407,423	(900,739)	410,178	(826,956)	245	(1,127)	1,808	(4,822)
Reinvested capital gains	-	338,454	-	274,825	-	137	-	3,352

Net increase (decrease) in contract owners’ equity resulting from operations	465,285	(520,273)	423,793	(598,005)	370	(884)	1,530	(1,607)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	86,157	107,651	117,237	138,472	475	459	1,533	1,533
Transfers between funds	(98,558)	(48,071)	(12,735)	7,761	-	-	141	(149)
Surrenders (notes 2, 3, 4, 5 and 6)	(145,534)	(192,415)	(413,984)	(436,138)	(64)	(63)	(646)	(634)
Adjustments to maintain reserves	108	79	552	390	(4)	15	(5)	(9)

Net equity transactions	(157,827)	(132,756)	(308,930)	(289,515)	407	411	1,023	741

Net change in contract owners’ equity	307,458	(653,029)	114,863	(887,520)	777	(473)	2,553	(866)
Contract owners’ equity at beginning of period	2,638,573	3,291,602	3,229,518	4,117,038	5,156	5,629	8,970	9,836

Contract owners’ equity at end of period	$2,946,031	2,638,573	3,344,381	3,229,518	5,933	5,156	11,523	8,970

CHANGE IN UNITS:
Beginning units	59,559	62,535	182,314	198,159	347	319	352	324
Units purchased	2,555	3,177	7,300	9,235	30	32	62	58
Units surrendered	(5,820)	(6,153)	(23,908)	(25,080)	(4)	(4)	(24)	(30)

Ending units	56,294	59,559	165,706	182,314	373	347	390	352

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRGNR		WRHIP		WRMCG		WRPAP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$97	56	37,902	45,501	-	-	1,391	401
Realized gain (loss) on investments	(2)	(2)	(9,604)	(32,714)	(90,459)	(3,835)	(248)	(140)
Change in unrealized gain (loss) on investments	(35)	490	38,907	(97,887)	135,841	(620,308)	(1,116)	(5,884)
Reinvested capital gains	-	-	-	-	86,735	176,449	3,668	1,706

Net increase (decrease) in contract owners’ equity resulting from operations	60	544	67,205	(85,100)	132,117	(447,694)	3,695	(3,917)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	316	306	28,185	29,198	18,861	71,784	1,698	1,650
Transfers between funds	-	-	(5,868)	(31,069)	(29,399)	(423,761)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(47)	(46)	(34,909)	(93,985)	(28,538)	(200,353)	(480)	(473)
Adjustments to maintain reserves	-	19	(18)	29	(50)	78	21	22

Net equity transactions	269	279	(12,610)	(95,827)	(39,126)	(552,252)	1,239	1,199

Net change in contract owners’ equity	329	823	54,595	(180,927)	92,991	(999,946)	4,934	(2,718)
Contract owners’ equity at beginning of period	3,916	3,093	582,516	763,443	672,471	1,672,417	20,612	23,330

Contract owners’ equity at end of period	$4,245	3,916	637,111	582,516	765,462	672,471	25,546	20,612

CHANGE IN UNITS:
Beginning units	561	522	24,347	28,410	14,345	24,690	755	712
Units purchased	44	46	1,589	1,408	889	1,578	57	60
Units surrendered	(6)	(7)	(2,107)	(5,471)	(1,583)	(11,923)	(15)	(17)

Ending units	599	561	23,829	24,347	13,651	14,345	797	755

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	WRPMAP		WRSCP		WRSTP		JACAS
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,161	408	-	-	-	-	4,318	1,715
Realized gain (loss) on investments	(321)	(209)	(68)	(15)	(89)	(57)	(5,049)	98,842
Change in unrealized gain (loss) on investments	(672)	(4,991)	(108)	(2,730)	3,479	(5,740)	1,141,028	(2,529,484)
Reinvested capital gains	2,871	1,717	788	1,123	681	1,376	-	628,682

Net increase (decrease) in contract owners’ equity resulting from operations	3,039	(3,075)	612	(1,622)	4,071	(4,421)	1,140,297	(1,800,245)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,982	2,982	316	306	890	880	71,555	65,590
Transfers between funds	-	-	-	-	(275)	592	19,508	(430,424)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,333)	(1,329)	(62)	(63)	(283)	(257)	(277,767)	(624,154)
Adjustments to maintain reserves	2	11	(4)	11	(16)	(3)	17	612

Net equity transactions	1,651	1,664	250	254	316	1,212	(186,687)	(988,376)

Net change in contract owners’ equity	4,690	(1,411)	862	(1,368)	4,387	(3,209)	953,610	(2,788,621)
Contract owners’ equity at beginning of period	17,629	19,040	4,756	6,124	10,454	13,663	2,947,937	5,736,558

Contract owners’ equity at end of period	$22,319	17,629	5,618	4,756	14,841	10,454	3,901,547	2,947,937

CHANGE IN UNITS:
Beginning units	704	640	175	165	229	204	61,745	79,628
Units purchased	111	115	10	12	16	30	2,606	2,809
Units surrendered	(50)	(51)	(2)	(2)	(11)	(5)	(5,835)	(20,692)

Ending units	765	704	183	175	234	229	58,516	61,745

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	JAEI		JAGTS		JAIGS		LOVTRC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$3,609	3,924	-	-	38,229	42,341	35,119	20,962
Realized gain (loss) on investments	(20,053)	4,328	(104,406)	(32,775)	39,117	37,408	(5,655)	(9,609)
Change in unrealized gain (loss) on investments	228,883	(691,724)	2,365,876	(3,718,421)	189,063	(329,297)	15,767	(118,701)
Reinvested capital gains	146,579	317,385	-	918,148	-	-	-	1,463

Net increase (decrease) in contract owners’ equity resulting from operations	359,018	(366,087)	2,261,470	(2,833,048)	266,409	(249,548)	45,231	(105,885)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	123,416	172,917	286,886	393,819	66,007	73,753	38,208	23,978
Transfers between funds	22,062	80,769	890,515	(704,414)	1,348	(18,897)	180,250	(48,321)
Surrenders (notes 2, 3, 4, 5 and 6)	(83,902)	(284,952)	(418,848)	(862,666)	(75,077)	(88,133)	(36,605)	(22,756)
Adjustments to maintain reserves	20	42	1,075	634	57	85	(52)	182

Net equity transactions	61,596	(31,224)	759,628	(1,172,627)	(7,665)	(33,192)	181,801	(46,917)

Net change in contract owners’ equity	420,614	(397,311)	3,021,098	(4,005,675)	258,744	(282,740)	227,032	(152,802)
Contract owners’ equity at beginning of period	1,963,260	2,360,571	4,102,069	8,107,744	2,521,783	2,804,523	597,342	750,144

Contract owners’ equity at end of period	$2,383,874	1,963,260	7,123,167	4,102,069	2,780,527	2,521,783	824,374	597,342

CHANGE IN UNITS:
Beginning units	106,705	107,848	97,936	121,711	174,859	177,282	57,840	62,432
Units purchased	7,422	15,768	25,272	11,286	6,711	8,862	21,814	4,297
Units surrendered	(4,392)	(16,911)	(12,973)	(35,061)	(7,223)	(11,285)	(4,587)	(8,889)

Ending units	109,735	106,705	110,235	97,936	174,347	174,859	75,067	57,840

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MNDIC		MV2IGI		MV3MVI		MVFIC
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	4,670	1,598	2,193	848	161,031	139,957
Realized gain (loss) on investments	(70,658)	(30,503)	9,559	7,950	(4,817)	548	53,991	124,402
Change in unrealized gain (loss) on investments	207,399	(817,602)	243,619	(562,382)	23,859	(20,753)	(130,931)	(1,481,075)
Reinvested capital gains	-	326,014	80,791	207,005	4,160	7,065	676,860	596,497

Net increase (decrease) in contract owners’ equity resulting from operations	136,741	(522,091)	338,639	(345,829)	25,395	(12,292)	760,951	(620,219)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	45,886	53,932	23,770	27,729	1,103	678	229,938	226,575
Transfers between funds	25,136	(287,807)	(42,006)	35,421	39,531	55,128	(33,614)	361,445
Surrenders (notes 2, 3, 4, 5 and 6)	(97,811)	(229,659)	(58,222)	(77,757)	(11,391)	(7,896)	(579,869)	(484,689)
Adjustments to maintain reserves	929	58	(14)	17	1	18	3,595	219

Net equity transactions	(25,860)	(463,476)	(76,472)	(14,590)	29,244	47,928	(379,950)	103,550

Net change in contract owners’ equity	110,881	(985,567)	262,167	(360,419)	54,639	35,636	381,001	(516,669)
Contract owners’ equity at beginning of period	962,511	1,948,078	1,445,256	1,805,675	153,645	118,009	9,813,735	10,330,404

Contract owners’ equity at end of period	$1,073,392	962,511	1,707,423	1,445,256	208,284	153,645	10,194,736	9,813,735

CHANGE IN UNITS:
Beginning units	35,950	51,109	61,198	61,735	9,335	6,540	229,785	227,593
Units purchased	2,897	3,830	1,193	3,198	2,582	7,674	8,712	24,219
Units surrendered	(3,806)	(18,989)	(4,088)	(3,735)	(691)	(4,879)	(17,333)	(22,027)

Ending units	35,041	35,950	58,303	61,198	11,226	9,335	221,164	229,785

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MVIGIC		MVIVIC		MVIVSC		DTRTFB
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,069	359	5,067	5,108	11,123	11,850	1,919	1,286
Realized gain (loss) on investments	(1,260)	(135)	2,702	37,095	42,306	36,861	(5,017)	(242)
Change in unrealized gain (loss) on investments	17,769	(14,371)	50,322	(293,196)	144,938	(874,839)	6,138	(7,203)
Reinvested capital gains	3,048	3,408	52,655	28,406	178,065	104,358	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,626	(10,739)	110,746	(222,587)	376,432	(721,770)	3,040	(6,159)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,424	3,721	43,790	47,501	53,967	74,139	10,197	6,075
Transfers between funds	135,270	8,576	(25,712)	(33,048)	(22,400)	(96,100)	3,048	3,032
Surrenders (notes 2, 3, 4, 5 and 6)	(5,409)	(5,257)	(62,462)	(159,330)	(103,524)	(110,155)	(1,055)	1,796
Adjustments to maintain reserves	(4)	12	24	82	(12)	86	3	(6)

Net equity transactions	138,281	7,052	(44,360)	(144,795)	(71,969)	(132,030)	12,193	10,897

Net change in contract owners’ equity	158,907	(3,687)	66,386	(367,382)	304,463	(853,800)	15,233	4,738
Contract owners’ equity at beginning of period	65,400	69,087	638,932	1,006,314	2,179,280	3,033,080	45,453	40,715

Contract owners’ equity at end of period	$224,307	65,400	705,318	638,932	2,483,743	2,179,280	60,686	45,453

CHANGE IN UNITS:
Beginning units	5,542	4,979	28,177	33,924	85,180	90,393	4,672	3,632
Units purchased	12,238	1,076	2,035	3,293	2,846	3,689	2,109	1,325
Units surrendered	(1,211)	(513)	(3,775)	(9,040)	(5,311)	(8,902)	(878)	(285)

Ending units	16,569	5,542	26,437	28,177	82,715	85,180	5,903	4,672

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	EIF		GBF		GEM		GIG
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$99,138	84,597	66,966	56,795	43,330	24,566	23,284	29,494
Realized gain (loss) on investments	324,269	208,572	(50,444)	(15,100)	2,481	40,711	3,360	1,353
Change in unrealized gain (loss) on investments	(272,340)	(1,069,417)	97,055	(409,946)	62,313	(869,575)	136,488	(230,853)
Reinvested capital gains	456,581	560,925	-	-	-	-	-	97,517

Net increase (decrease) in contract owners’ equity resulting from operations	607,648	(215,323)	113,577	(368,251)	108,124	(804,298)	163,132	(102,489)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	126,958	183,952	157,125	283,813	135,826	146,795	39,517	41,207
Transfers between funds	(724,171)	829,934	(236,188)	(110,490)	51,522	125,099	(13,818)	134,860
Surrenders (notes 2, 3, 4, 5 and 6)	(390,886)	(379,592)	(119,103)	(148,437)	(142,329)	(279,827)	(58,480)	(16,707)
Adjustments to maintain reserves	1,723	151	3,861	68	975	283	(82)	174

Net equity transactions	(986,376)	634,445	(194,305)	24,954	45,994	(7,650)	(32,863)	159,534

Net change in contract owners’ equity	(378,728)	419,122	(80,728)	(343,297)	154,118	(811,948)	130,269	57,045
Contract owners’ equity at beginning of period	5,504,101	5,084,979	2,572,275	2,915,572	2,485,811	3,297,759	767,865	710,820

Contract owners’ equity at end of period	$5,125,373	5,504,101	2,491,547	2,572,275	2,639,929	2,485,811	898,134	767,865

CHANGE IN UNITS:
Beginning units	154,417	136,967	177,171	175,610	248,206	247,796	59,305	47,146
Units purchased	7,876	32,346	15,340	26,760	22,050	31,404	3,751	14,890
Units surrendered	(33,890)	(14,896)	(28,606)	(25,199)	(17,196)	(30,994)	(6,059)	(2,731)

Ending units	128,403	154,417	163,905	177,171	253,060	248,206	56,997	59,305

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAAA2		GVABD2		GVAGG2		GVAGI2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(1,603)	76,433	(4,642)	(1,457)	47,615	229,280	9,126	10,620
Change in unrealized gain (loss) on investments	294,512	(2,227,325)	56,351	(149,741)	287,959	(1,610,390)	322,697	(524,649)
Reinvested capital gains	1,143,711	422,775	-	19,260	329,130	195,178	222,463	56,195

Net increase (decrease) in contract owners’ equity resulting from operations	1,436,620	(1,728,117)	51,709	(131,938)	664,704	(1,185,932)	554,286	(457,834)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	423,417	542,724	36,689	34,274	83,255	104,257	51,665	53,422
Transfers between funds	14,192	(81,730)	302,507	11,337	(1,741)	(199,546)	(36,244)	(9,188)
Surrenders (notes 2, 3, 4, 5 and 6)	(728,907)	(710,791)	(63,769)	(28,233)	(269,867)	(645,527)	(101,687)	(127,890)
Adjustments to maintain reserves	153	(239)	134	-	2,081	213	(55)	126

Net equity transactions	(291,145)	(250,036)	275,561	17,378	(186,272)	(740,603)	(86,321)	(83,530)

Net change in contract owners’ equity	1,145,475	(1,978,153)	327,270	(114,560)	478,432	(1,926,535)	467,965	(541,364)
Contract owners’ equity at beginning of period	10,619,905	12,598,058	910,416	1,024,976	3,098,792	5,025,327	2,194,883	2,736,247

Contract owners’ equity at end of period	$11,765,380	10,619,905	1,237,686	910,416	3,577,224	3,098,792	2,662,848	2,194,883

CHANGE IN UNITS:
Beginning units	398,395	407,649	64,031	62,858	92,414	112,320	75,230	78,014
Units purchased	19,534	27,981	23,861	3,420	3,452	6,317	2,091	2,965
Units surrendered	(30,217)	(37,235)	(4,594)	(2,247)	(8,523)	(26,223)	(4,701)	(5,749)

Ending units	387,712	398,395	83,298	64,031	87,343	92,414	72,620	75,230

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVAGR2		GVDMA		GVDMC		GVEX1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	267,043	218,576
Realized gain (loss) on investments	129,508	93,976	(765,108)	374,136	(22,371)	(7,058)	(1,309,098)	(159,457)
Change in unrealized gain (loss) on investments	1,527,062	(4,123,266)	7,473,137	(24,130,956)	122,303	(317,088)	5,457,609	(15,337,288)
Reinvested capital gains	907,784	953,270	471,777	14,388,321	-	168,255	23,715	11,501,811

Net increase (decrease) in contract owners’ equity resulting from operations	2,564,354	(3,076,020)	7,179,806	(9,368,499)	99,932	(155,891)	4,439,269	(3,776,358)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	142,291	140,877	1,443,195	1,426,946	81,141	54,703	918,381	847,029
Transfers between funds	(94,837)	128,735	(208,587)	(467,691)	(38,197)	(44,139)	1,020,919	327,394
Surrenders (notes 2, 3, 4, 5 and 6)	(618,805)	(479,849)	(2,713,457)	(2,920,853)	(59,495)	(44,663)	(1,108,400)	(1,487,365)
Adjustments to maintain reserves	(145)	327	(3,900)	151	8	(13)	(1,915)	(86)

Net equity transactions	(571,496)	(209,910)	(1,482,749)	(1,961,447)	(16,543)	(34,112)	828,985	(313,028)

Net change in contract owners’ equity	1,992,858	(3,285,930)	5,697,057	(11,329,946)	83,389	(190,003)	5,268,254	(4,089,386)
Contract owners’ equity at beginning of period	6,938,983	10,224,913	40,758,514	52,088,460	896,033	1,086,036	16,995,509	21,084,895

Contract owners’ equity at end of period	$8,931,841	6,938,983	46,455,571	40,758,514	979,422	896,033	22,263,763	16,995,509

CHANGE IN UNITS:
Beginning units	169,114	173,900	1,517,665	1,584,985	44,056	45,714	595,118	603,093
Units purchased	3,628	8,174	56,287	68,714	4,000	2,755	57,736	57,458
Units surrendered	(14,946)	(12,960)	(107,131)	(136,034)	(4,768)	(4,413)	(33,922)	(65,433)

Ending units	157,796	169,114	1,466,821	1,517,665	43,288	44,056	618,932	595,118

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	GVIDA		GVIDC		GVIDM		GVIX2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	10,195	17,940
Realized gain (loss) on investments	(109,520)	43,889	(22,822)	(6,493)	(1,532,100)	(124,550)	12,600	380
Change in unrealized gain (loss) on investments	1,821,514	(4,993,359)	76,518	(154,265)	4,069,124	(9,583,715)	56,345	(95,787)
Reinvested capital gains	118,791	2,693,084	-	55,091	-	5,896,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,830,785	(2,256,386)	53,696	(105,667)	2,537,024	(3,812,022)	79,140	(77,467)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	388,368	347,869	22,846	28,270	165,233	90,021	17,132	22,160
Transfers between funds	(149,300)	(101,743)	(121,955)	(12,237)	45	(138,055)	(73,541)	28,181
Surrenders (notes 2, 3, 4, 5 and 6)	(349,189)	(348,491)	(33,531)	(67,134)	(2,767,912)	(994,485)	(31,009)	(13,770)
Adjustments to maintain reserves	646	220	107	6	1	213	(73)	158

Net equity transactions	(109,475)	(102,145)	(132,533)	(51,095)	(2,602,633)	(1,042,306)	(87,491)	36,729

Net change in contract owners’ equity	1,721,310	(2,358,531)	(78,837)	(156,762)	(65,609)	(4,854,328)	(8,351)	(40,738)
Contract owners’ equity at beginning of period	9,512,261	11,870,792	725,270	882,032	18,356,268	23,210,596	480,134	520,872

Contract owners’ equity at end of period	$11,233,571	9,512,261	646,433	725,270	18,290,659	18,356,268	471,783	480,134

CHANGE IN UNITS:
Beginning units	332,826	336,901	42,731	45,631	780,416	823,451	39,154	36,314
Units purchased	15,929	27,794	1,455	1,731	6,590	3,322	1,599	5,474
Units surrendered	(19,512)	(31,869)	(8,930)	(4,631)	(109,167)	(46,357)	(7,957)	(2,634)

Ending units	329,243	332,826	35,256	42,731	677,839	780,416	32,796	39,154

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	HIBF		IDPG		IDPGI		MCIF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$77,955	71,184	-	-	-	-	61,677	58,055
Realized gain (loss) on investments	(9,569)	(16,414)	(4,204)	(133)	(522)	(274)	(84,141)	14,604
Change in unrealized gain (loss) on investments	91,262	(225,354)	18,968	(38,976)	14,599	(26,342)	504,887	(2,099,742)
Reinvested capital gains	-	-	-	20,121	-	11,035	261,319	1,268,214

Net increase (decrease) in contract owners’ equity resulting from operations	159,648	(170,584)	14,764	(18,988)	14,077	(15,581)	743,742	(758,869)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	52,197	62,153	23,070	23,779	23,643	29,584	136,464	143,347
Transfers between funds	21,879	8,919	133	18	(36)	(33)	(57,981)	(167,510)
Surrenders (notes 2, 3, 4, 5 and 6)	(103,583)	(124,853)	(36,735)	(14,123)	(15,563)	(15,828)	(240,343)	(363,673)
Adjustments to maintain reserves	151	243	(2)	4	9	(11)	(38)	257

Net equity transactions	(29,356)	(53,538)	(13,534)	9,678	8,053	13,712	(161,898)	(387,579)

Net change in contract owners’ equity	130,292	(224,122)	1,230	(9,310)	22,130	(1,869)	581,844	(1,146,448)
Contract owners’ equity at beginning of period	1,223,370	1,447,492	115,802	125,112	106,739	108,608	4,711,468	5,857,916

Contract owners’ equity at end of period	$1,353,662	1,223,370	117,032	115,802	128,869	106,739	5,293,312	4,711,468

CHANGE IN UNITS:
Beginning units	51,831	54,009	8,512	7,821	8,551	7,494	103,079	110,991
Units purchased	4,397	4,760	1,615	1,684	1,825	2,280	4,191	5,303
Units surrendered	(5,531)	(6,938)	(2,528)	(993)	(1,189)	(1,223)	(7,483)	(13,215)

Ending units	50,697	51,831	7,599	8,512	9,187	8,551	99,787	103,079

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	MSBF		NCPG		NCPGI		NVAMV1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$123,827	69,730	-	-	-	-	58,243	43,143
Realized gain (loss) on investments	(5,445)	(2,320)	3,491	5,462	297	463	22,867	47,483
Change in unrealized gain (loss) on investments	(59,811)	(111,563)	54,418	(100,092)	16,913	(19,670)	23,127	(662,260)
Reinvested capital gains	113,072	-	9,445	-	-	-	186,846	516,294

Net increase (decrease) in contract owners’ equity resulting from operations	171,643	(44,153)	67,354	(94,630)	17,210	(19,207)	291,083	(55,340)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	51,503	43,707	83,486	88,373	17,408	19,371	2	-
Transfers between funds	324,315	(45,266)	(570)	127	1,332	771	(36,542)	-
Surrenders (notes 2, 3, 4, 5 and 6)	(119,734)	(67,946)	(103,705)	(79,418)	(10,481)	(12,410)	(429,408)	(356,638)
Adjustments to maintain reserves	(86)	193	(34)	(43)	(4)	(3)	503	3

Net equity transactions	255,998	(69,312)	(20,823)	9,039	8,255	7,729	(465,445)	(356,635)

Net change in contract owners’ equity	427,641	(113,465)	46,531	(85,591)	25,465	(11,478)	(174,362)	(411,975)
Contract owners’ equity at beginning of period	1,870,956	1,984,421	561,566	647,157	129,547	141,025	3,595,794	4,007,769

Contract owners’ equity at end of period	$2,298,597	1,870,956	608,097	561,566	155,012	129,547	3,421,432	3,595,794

CHANGE IN UNITS:
Beginning units	94,133	97,549	40,852	39,977	10,252	9,641	75,256	82,931
Units purchased	18,766	10,821	5,786	6,229	1,427	1,556	-	-
Units surrendered	(6,505)	(14,237)	(7,356)	(5,354)	(794)	(945)	(9,466)	(7,675)

Ending units	106,394	94,133	39,282	40,852	10,885	10,252	65,790	75,256

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVAMVX		NVBX		NVCBD1		NVCCA1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$84,262	58,441	24,371	21,160	17,356	13,667	-	-
Realized gain (loss) on investments	80,935	126,791	(2,690)	(1,852)	(12,863)	(6,785)	(26,136)	(54,566)
Change in unrealized gain (loss) on investments	(28,097)	(832,279)	23,948	(157,913)	23,803	(100,177)	477,020	(1,095,658)
Reinvested capital gains	245,735	593,323	-	6,771	-	606	414,840	235,320

Net increase (decrease) in contract owners’ equity resulting from operations	382,835	(53,724)	45,629	(131,834)	28,296	(92,689)	865,724	(914,904)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	207,607	214,269	17,599	12,676	29,527	26,256	324,142	348,611
Transfers between funds	(71,070)	(238,375)	-	31,849	(821)	23,524	49,768	(17,105)
Surrenders (notes 2, 3, 4, 5 and 6)	(245,302)	(191,438)	(16,192)	(5,417)	(45,617)	(49,087)	(227,397)	(683,345)
Adjustments to maintain reserves	241	406	(2)	7	2	(5)	(54)	(3,232)

Net equity transactions	(108,524)	(215,138)	1,405	39,115	(16,909)	688	146,459	(355,071)

Net change in contract owners’ equity	274,311	(268,862)	47,034	(92,719)	11,387	(92,001)	1,012,183	(1,269,975)
Contract owners’ equity at beginning of period	4,354,243	4,623,105	877,301	970,020	550,779	642,780	5,196,886	6,466,861

Contract owners’ equity at end of period	$4,628,554	4,354,243	924,335	877,301	562,166	550,779	6,209,069	5,196,886

CHANGE IN UNITS:
Beginning units	275,461	289,488	82,319	78,834	37,542	37,376	244,972	259,254
Units purchased	18,053	27,607	1,922	5,235	3,111	4,100	18,767	17,840
Units surrendered	(24,866)	(41,634)	(1,789)	(1,750)	(4,224)	(3,934)	(12,409)	(32,122)

Ending units	268,648	275,461	82,452	82,319	36,429	37,542	251,330	244,972

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCCN1		NVCMA1		NVCMC1		NVCMD1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	5	(14,893)	(96,009)	(96,173)	(631)	439	10,391	3,686
Change in unrealized gain (loss) on investments	46,500	(119,997)	1,778,969	(3,034,279)	23,620	(62,523)	390,905	(1,043,152)
Reinvested capital gains	14,732	18,414	1,019,286	303,666	18,451	9,874	354,824	162,969

Net increase (decrease) in contract owners’ equity resulting from operations	61,237	(116,476)	2,702,246	(2,826,786)	41,440	(52,210)	756,120	(876,497)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	30,047	30,105	648,709	777,069	20,067	22,045	219,559	237,997
Transfers between funds	-	-	(288,370)	(194,413)	54	(153)	151,946	(174,726)
Surrenders (notes 2, 3, 4, 5 and 6)	(36,371)	(177,048)	(1,989,638)	(799,592)	(21,964)	(17,913)	(499,787)	(384,719)
Adjustments to maintain reserves	(2,264)	8,222	978	911	6	3	35	325

Net equity transactions	(8,588)	(138,721)	(1,628,321)	(216,025)	(1,837)	3,982	(128,247)	(321,123)

Net change in contract owners’ equity	52,649	(255,197)	1,073,925	(3,042,811)	39,603	(48,228)	627,873	(1,197,620)
Contract owners’ equity at beginning of period	689,463	944,660	15,781,738	18,824,549	349,168	397,396	5,101,857	6,299,477

Contract owners’ equity at end of period	$742,112	689,463	16,855,663	15,781,738	388,771	349,168	5,729,730	5,101,857

CHANGE IN UNITS:
Beginning units	44,356	53,499	712,653	722,445	19,489	19,286	252,692	268,077
Units purchased	1,760	2,008	32,114	42,678	1,108	1,183	18,420	12,418
Units surrendered	(2,279)	(11,151)	(100,087)	(52,470)	(1,201)	(980)	(24,238)	(27,803)

Ending units	43,837	44,356	644,680	712,653	19,396	19,489	246,874	252,692

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVCRA1		NVCRB1		NVDBL2		NVDBLP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	79,431	32,200	4,053	(18,863)	(12,366)	(2,332)	(11,010)	(989)
Change in unrealized gain (loss) on investments	638,109	(1,050,560)	184,289	(444,547)	72,964	(177,025)	83,291	(206,522)
Reinvested capital gains	353,418	21,573	104,414	78,262	-	98,946	-	114,516

Net increase (decrease) in contract owners’ equity resulting from operations	1,070,958	(996,787)	292,756	(385,148)	60,598	(80,411)	72,281	(92,995)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	433,499	246,849	233,098	245,997	52,437	41,250	59,882	66,643
Transfers between funds	(190,804)	(13,165)	1,786	1,083	(19,878)	12,027	(94)	144
Surrenders (notes 2, 3, 4, 5 and 6)	(274,646)	(523,060)	(531,794)	(507,764)	(47,029)	(31,696)	(62,548)	(68,194)
Adjustments to maintain reserves	(80)	504	(2,266)	8,400	(8)	(49)	26	25

Net equity transactions	(32,031)	(288,872)	(299,176)	(252,284)	(14,478)	21,532	(2,734)	(1,382)

Net change in contract owners’ equity	1,038,927	(1,285,659)	(6,420)	(637,432)	46,120	(58,879)	69,547	(94,377)
Contract owners’ equity at beginning of period	5,396,874	6,682,533	2,290,922	2,928,354	472,063	530,942	546,443	640,820

Contract owners’ equity at end of period	$6,435,801	5,396,874	2,284,502	2,290,922	518,183	472,063	615,990	546,443

CHANGE IN UNITS:
Beginning units	235,190	246,851	121,161	133,807	21,652	20,702	33,747	33,704
Units purchased	18,812	13,948	12,026	13,038	2,512	3,937	3,562	4,026
Units surrendered	(19,774)	(25,609)	(26,642)	(25,684)	(3,138)	(2,987)	(3,684)	(3,983)

Ending units	234,228	235,190	106,545	121,161	21,026	21,652	33,625	33,747

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVDCA2		NVDCAP		NVDMAP		NVDMCP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(3,388)	(443)	(26,412)	(8,936)	(38,874)	(19,037)	(6,957)	(48,523)
Change in unrealized gain (loss) on investments	22,755	(71,184)	187,501	(516,564)	339,457	(967,992)	60,094	(110,297)
Reinvested capital gains	124	44,160	1,042	329,297	21,169	610,430	-	85,728

Net increase (decrease) in contract owners’ equity resulting from operations	19,491	(27,467)	162,131	(196,203)	321,752	(376,599)	53,137	(73,092)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	97,903	115,330	192,451	181,434	46,860	49,628
Transfers between funds	-	1	42,833	1,781	(10,914)	(6,098)	210	(83)
Surrenders (notes 2, 3, 4, 5 and 6)	(6,290)	(8,818)	(73,136)	(97,543)	(116,327)	(119,039)	(31,330)	(28,969)
Adjustments to maintain reserves	8	(4)	(6,339)	2,938	58	246	38	(4)

Net equity transactions	(6,282)	(8,821)	61,261	22,506	65,268	56,543	15,778	20,572

Net change in contract owners’ equity	13,209	(36,288)	223,392	(173,697)	387,020	(320,056)	68,915	(52,520)
Contract owners’ equity at beginning of period	122,248	158,536	959,373	1,133,070	1,735,963	2,056,019	455,834	508,354

Contract owners’ equity at end of period	$135,457	122,248	1,182,765	959,373	2,122,983	1,735,963	524,749	455,834

CHANGE IN UNITS:
Beginning units	4,490	4,800	50,776	49,477	86,603	83,875	30,210	28,860
Units purchased	-	-	6,676	6,488	9,007	8,757	2,978	3,142
Units surrendered	(215)	(310)	(3,747)	(5,189)	(5,961)	(6,029)	(1,983)	(1,792)

Ending units	4,275	4,490	53,705	50,776	89,649	86,603	31,205	30,210

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVFIII		NVGEII		NVIDAP		NVIDCP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$255	127	2,958	2,065	-	-	-	-
Realized gain (loss) on investments	(110)	(75)	1,285	629	(35,228)	(16,193)	(896)	(1,134)
Change in unrealized gain (loss) on investments	318	(978)	28,365	(10,486)	391,203	(890,830)	27,963	(69,966)
Reinvested capital gains	-	-	-	-	24,693	499,241	-	24,234

Net increase (decrease) in contract owners’ equity resulting from operations	463	(926)	32,608	(7,792)	380,668	(407,782)	27,067	(46,866)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,688	2,107	39,039	151,569	222,135	338,460	24,442	24,859
Transfers between funds	(253)	(238)	32,510	16,884	(1,465)	(96,769)	149	943
Surrenders (notes 2, 3, 4, 5 and 6)	(555)	(560)	(19,856)	(48,447)	(107,260)	(92,023)	(13,833)	(55,085)
Adjustments to maintain reserves	-	5	(6)	2	26	47	11	52

Net equity transactions	2,880	1,314	51,687	120,008	113,436	149,715	10,769	(29,231)

Net change in contract owners’ equity	3,343	388	84,295	112,216	494,104	(258,067)	37,836	(76,097)
Contract owners’ equity at beginning of period	6,897	6,509	131,490	19,274	1,910,624	2,168,691	323,097	399,194

Contract owners’ equity at end of period	$10,240	6,897	215,785	131,490	2,404,728	1,910,624	360,933	323,097

CHANGE IN UNITS:
Beginning units	721	587	10,255	1,257	87,879	81,023	24,976	27,142
Units purchased	379	214	5,099	12,893	9,525	26,112	1,951	1,968
Units surrendered	(83)	(80)	(1,386)	(3,895)	(4,860)	(19,256)	(1,131)	(4,134)

Ending units	1,017	721	13,968	10,255	92,544	87,879	25,796	24,976

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVIDMP		NVIE6		NVIX		NVLCP1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	4,879	6,365	36,661	52,367	71,393	52,697
Realized gain (loss) on investments	(152,038)	(474,633)	1,055	1,930	(6,076)	10,761	(53,663)	(31,905)
Change in unrealized gain (loss) on investments	908,077	(2,301,765)	30,423	(61,187)	201,168	(279,726)	117,531	(348,003)
Reinvested capital gains	-	1,554,771	-	22,824	-	-	-	24,015

Net increase (decrease) in contract owners’ equity resulting from operations	756,039	(1,221,627)	36,357	(30,068)	231,753	(216,598)	135,261	(303,196)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	630,513	702,615	-	-	41,753	51,130	113,106	78,172
Transfers between funds	(49,356)	(1,970,895)	-	(1,062)	66,119	133,108	7,554	(44,603)
Surrenders (notes 2, 3, 4, 5 and 6)	(365,283)	(600,035)	(8,533)	(7,931)	(158,934)	(147,956)	(141,550)	(136,844)
Adjustments to maintain reserves	(120)	2,883	2	7	1,974	20	(73)	981

Net equity transactions	215,754	(1,865,432)	(8,531)	(8,986)	(49,088)	36,302	(20,963)	(102,294)

Net change in contract owners’ equity	971,793	(3,087,059)	27,826	(39,054)	182,665	(180,296)	114,298	(405,490)
Contract owners’ equity at beginning of period	4,937,499	8,024,558	173,526	212,580	1,352,488	1,532,784	1,877,702	2,283,192

Contract owners’ equity at end of period	$5,909,292	4,937,499	201,352	173,526	1,535,153	1,352,488	1,992,000	1,877,702

CHANGE IN UNITS:
Beginning units	281,826	382,503	13,693	14,363	109,854	106,704	115,659	121,706
Units purchased	42,524	50,193	-	-	9,194	18,502	11,301	6,696
Units surrendered	(30,931)	(150,870)	(612)	(670)	(12,998)	(15,352)	(12,711)	(12,743)

Ending units	293,419	281,826	13,081	13,693	106,050	109,854	114,249	115,659

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMIG1		NVMIVX		NVMLG1		NVMMG1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$42,009	-	57,564	70,734	463,224	430,724	-	-
Realized gain (loss) on investments	(130,408)	(174,322)	28,966	25,386	(428,579)	(399,162)	(293,073)	(151,393)
Change in unrealized gain (loss) on investments	406,740	(1,314,187)	222,417	(206,788)	2,104,397	(2,700,603)	933,043	(2,831,434)
Reinvested capital gains	-	93,911	-	-	447,376	1,536,890	-	1,007,217

Net increase (decrease) in contract owners’ equity resulting from operations	318,341	(1,394,598)	308,947	(110,668)	2,586,418	(1,132,151)	639,970	(1,975,610)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	84,086	87,648	125,758	137,448	151,735	175,414	105,807	160,453
Transfers between funds	(48,812)	(29,795)	36,824	27,940	(124,745)	(76,258)	(54,750)	34,365
Surrenders (notes 2, 3, 4, 5 and 6)	(297,816)	(240,731)	(152,661)	(93,047)	(650,283)	(649,365)	(254,195)	(286,116)
Adjustments to maintain reserves	(3,797)	29	293	(102)	(3,228)	175	(3,755)	(201)

Net equity transactions	(266,339)	(182,849)	10,214	72,239	(626,521)	(550,034)	(206,893)	(91,499)

Net change in contract owners’ equity	52,002	(1,577,447)	319,161	(38,429)	1,959,897	(1,682,185)	433,077	(2,067,109)
Contract owners’ equity at beginning of period	2,160,931	3,738,378	1,963,659	2,002,088	7,576,250	9,258,435	3,196,965	5,264,074

Contract owners’ equity at end of period	$2,212,933	2,160,931	2,282,820	1,963,659	9,536,147	7,576,250	3,630,042	3,196,965

CHANGE IN UNITS:
Beginning units	174,561	187,456	160,112	153,673	169,682	181,461	119,573	122,840
Units purchased	8,718	16,423	15,272	24,564	3,618	5,900	4,261	10,376
Units surrendered	(28,734)	(29,318)	(14,467)	(18,125)	(15,510)	(17,679)	(11,233)	(13,643)

Ending units	154,545	174,561	160,917	160,112	157,790	169,682	112,601	119,573

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVMMV1		NVMMV2		NVNMO1		NVNSR2
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$2,047	2,084	50,504	47,077	9,768	7,156	8,246	14,686
Realized gain (loss) on investments	(3,364)	(5,113)	(191,008)	(38,272)	15,964	12,015	(35,912)	(2,451)
Change in unrealized gain (loss) on investments	(6,706)	(11,776)	(79,616)	(356,755)	233,043	(581,557)	223,463	(1,031,695)
Reinvested capital gains	19,347	10,571	497,594	256,884	135,297	199,826	335,841	197,302

Net increase (decrease) in contract owners’ equity resulting from operations	11,324	(4,234)	277,474	(91,066)	394,072	(362,560)	531,638	(822,158)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,119	13,275	86,397	92,044	4,303	4,423	61,550	62,961
Transfers between funds	(8,470)	5,050	(388,018)	302,868	32,088	(24,771)	(62,882)	(9,628)
Surrenders (notes 2, 3, 4, 5 and 6)	(22,866)	(12,366)	(205,725)	(220,960)	(84,109)	(11,695)	(203,078)	(184,013)
Adjustments to maintain reserves	18	(4)	803	194	(20)	(586)	(147)	880

Net equity transactions	(17,199)	5,955	(506,543)	174,146	(47,738)	(32,629)	(204,557)	(129,800)

Net change in contract owners’ equity	(5,875)	1,721	(229,069)	83,080	346,334	(395,189)	327,081	(951,958)
Contract owners’ equity at beginning of period	137,011	135,290	3,341,003	3,257,923	1,721,985	2,117,174	2,671,170	3,623,128

Contract owners’ equity at end of period	$131,136	137,011	3,111,934	3,341,003	2,068,319	1,721,985	2,998,251	2,671,170

CHANGE IN UNITS:
Beginning units	4,822	4,638	105,210	99,861	58,135	59,282	94,828	99,103
Units purchased	537	817	3,683	16,576	1,332	407	2,988	3,563
Units surrendered	(1,118)	(633)	(18,683)	(11,227)	(2,877)	(1,554)	(9,617)	(7,838)

Ending units	4,241	4,822	90,210	105,210	56,590	58,135	88,199	94,828

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVOLG1		NVRE1		NVSIX2		NVSTB1
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$426,192	275,194	87,050	65,665	14,981	10,448	4,533	2,824
Realized gain (loss) on investments	437,354	52,830	48,528	80,244	(32,599)	(80,896)	(1,444)	(1,061)
Change in unrealized gain (loss) on investments	5,606,096	(10,742,429)	247,121	(1,921,063)	207,447	(397,630)	3,723	(8,449)
Reinvested capital gains	-	2,038,473	85,005	315,318	7,933	163,578	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,469,642	(8,375,932)	467,704	(1,459,836)	197,762	(304,500)	6,812	(6,686)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	654,498	931,523	133,979	203,272	58,746	59,002	9,918	9,991
Transfers between funds	(359,150)	(53,174)	(3,991)	88,710	41,873	93,642	(8,702)	(2,320)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,176,683)	(2,592,934)	(280,737)	(371,104)	(61,292)	(117,786)	(7,501)	(8,424)
Adjustments to maintain reserves	(6,344)	(514)	30	166	(19)	21	(20)	(1,035)

Net equity transactions	(2,887,679)	(1,715,099)	(150,719)	(78,956)	39,308	34,879	(6,305)	(1,788)

Net change in contract owners’ equity	3,581,963	(10,091,031)	316,985	(1,538,792)	237,070	(269,621)	507	(8,474)
Contract owners’ equity at beginning of period	28,413,944	38,504,975	3,687,718	5,226,510	1,189,222	1,458,843	114,533	123,007

Contract owners’ equity at end of period	$31,995,907	28,413,944	4,004,703	3,687,718	1,426,292	1,189,222	115,040	114,533

CHANGE IN UNITS:
Beginning units	509,911	538,274	173,619	175,894	57,100	55,530	10,376	10,543
Units purchased	14,848	26,315	11,092	15,184	4,895	7,153	1,179	1,171
Units surrendered	(61,252)	(54,678)	(17,675)	(17,459)	(3,135)	(5,583)	(1,719)	(1,338)

Ending units	463,507	509,911	167,036	173,619	58,860	57,100	9,836	10,376

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NVSTB2		NVTIV3		SAM		SAM5
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$33,642	20,745	37,951	55,646	408,687	107,857	40,651	9,014
Realized gain (loss) on investments	(7,853)	(26,726)	(52,129)	(46,487)	-	-	-	-
Change in unrealized gain (loss) on investments	26,226	(60,386)	232,913	(119,076)	-	-	-	-
Reinvested capital gains	-	-	-	-	1	173	-	10

Net increase (decrease) in contract owners’ equity resulting from operations	52,015	(66,367)	218,735	(109,917)	408,688	108,030	40,651	9,024

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	23,316	21,559	-	-	648,122	382,868	35,611	59,957
Transfers between funds	11,251	77,766	(57,038)	(18,094)	(416,552)	615,160	(310,508)	241,218
Surrenders (notes 2, 3, 4, 5 and 6)	(66,622)	(222,550)	(150,360)	(134,592)	(826,560)	(110,147)	(91,876)	(32,647)
Adjustments to maintain reserves	2	1	(7)	12	1,103	-	387	1,381

Net equity transactions	(32,053)	(123,224)	(207,405)	(152,674)	(593,887)	887,881	(366,386)	269,909

Net change in contract owners’ equity	19,962	(189,591)	11,330	(262,591)	(185,199)	995,911	(325,735)	278,933
Contract owners’ equity at beginning of period	931,587	1,121,178	1,501,214	1,763,805	8,680,462	7,684,551	782,875	503,942

Contract owners’ equity at end of period	$951,549	931,587	1,512,544	1,501,214	8,495,263	8,680,462	457,140	782,875

CHANGE IN UNITS:
Beginning units	77,103	87,535	75,955	83,893	718,370	644,193	74,226	48,415
Units purchased	2,975	12,240	-	-	69,858	153,157	62,899	34,956
Units surrendered	(5,560)	(22,672)	(9,731)	(7,938)	(117,045)	(78,980)	(95,767)	(9,145)

Ending units	74,518	77,103	66,224	75,955	671,183	718,370	41,358	74,226

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	SCF		SCGF		SCVF		TRF
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$14,189	13,283	-	-	5,315	4,339	60,744	54,521
Realized gain (loss) on investments	(46,716)	(30,495)	(57,990)	(103,946)	(66,970)	(43,747)	217,382	200,330
Change in unrealized gain (loss) on investments	391,395	(1,288,020)	287,354	(732,556)	206,304	(333,643)	(371,255)	(1,171,521)
Reinvested capital gains	16,000	656,466	-	232,075	59,666	193,171	453,694	481,309

Net increase (decrease) in contract owners’ equity resulting from operations	374,868	(648,766)	229,364	(604,427)	204,315	(179,880)	360,565	(435,361)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	66,081	62,220	45,223	93,043	34,396	40,281	89,893	100,390
Transfers between funds	21,638	20,744	(1,561)	108,084	(4,442)	(12,620)	(102,648)	16,544
Surrenders (notes 2, 3, 4, 5 and 6)	(189,247)	(173,321)	(87,557)	(278,090)	(71,794)	(69,304)	(325,659)	(298,940)
Adjustments to maintain reserves	(605)	7	860	140	(27)	101	1,561	157

Net equity transactions	(102,133)	(90,350)	(43,035)	(76,823)	(41,867)	(41,542)	(336,853)	(181,849)

Net change in contract owners’ equity	272,735	(739,116)	186,329	(681,250)	162,448	(221,422)	23,712	(617,210)
Contract owners’ equity at beginning of period	2,736,820	3,475,936	1,344,627	2,025,877	1,205,187	1,426,609	4,542,732	5,159,942

Contract owners’ equity at end of period	$3,009,555	2,736,820	1,530,956	1,344,627	1,367,635	1,205,187	4,566,444	4,542,732

CHANGE IN UNITS:
Beginning units	65,495	67,572	40,043	42,011	35,585	36,683	111,727	116,191
Units purchased	2,270	2,992	1,731	5,482	1,557	2,831	3,057	4,809
Units surrendered	(4,581)	(5,069)	(2,961)	(7,450)	(2,760)	(3,929)	(11,057)	(9,273)

Ending units	63,184	65,495	38,813	40,043	34,382	35,585	103,727	111,727

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	AMMCGS		AMSRS		AMTB		NOTB3
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	3,348	4,571	46,053	38,663	582	64,945
Realized gain (loss) on investments	(48)	3,496	42,240	9,641	(5,701)	(8,386)	(18,146)	(1,181)
Change in unrealized gain (loss) on investments	38,139	(137,757)	179,863	(331,249)	16,694	(87,149)	45,510	(251,848)
Reinvested capital gains	-	49,101	15,799	97,090	-	-	1,597	137,641

Net increase (decrease) in contract owners’ equity resulting from operations	38,091	(85,160)	241,250	(219,947)	57,046	(56,872)	29,543	(50,443)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,218	6,375	26,149	28,087	34,734	41,524	9,472	17,409
Transfers between funds	7,129	3,451	(55,586)	(2,755)	20,083	(26,302)	534	(766)
Surrenders (notes 2, 3, 4, 5 and 6)	(22,569)	5,860	(104,263)	(25,030)	(58,475)	(105,274)	(13,397)	(66,344)
Adjustments to maintain reserves	10	1	(1,647)	(60)	(116)	3	-	1

Net equity transactions	(9,212)	15,687	(135,347)	242	(3,774)	(90,049)	(3,391)	(49,700)

Net change in contract owners’ equity	28,879	(69,473)	105,903	(219,705)	53,272	(146,921)	26,152	(100,143)
Contract owners’ equity at beginning of period	217,331	286,804	977,706	1,197,411	969,308	1,116,229	322,777	422,920

Contract owners’ equity at end of period	$246,210	217,331	1,083,609	977,706	1,022,580	969,308	348,929	322,777

CHANGE IN UNITS:
Beginning units	12,575	11,811	24,449	24,418	75,284	82,199	25,038	28,842
Units purchased	735	1,837	595	986	5,227	6,188	770	1,343
Units surrendered	(1,233)	(1,073)	(3,690)	(955)	(5,515)	(13,103)	(1,015)	(5,147)

Ending units	12,077	12,575	21,354	24,449	74,996	75,284	24,793	25,038

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	NOTG3		NOTMG3		PMVAAA		PMVFBA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$1,170	26,630	1,029	45,687	17,200	49,675	7,799	5,802
Realized gain (loss) on investments	(20,594)	(16,472)	(36,700)	(3,152)	(37,705)	(125)	(16,307)	(33,092)
Change in unrealized gain (loss) on investments	51,428	(194,739)	62,678	(252,507)	60,460	(183,751)	26,962	(59,213)
Reinvested capital gains	469	124,407	886	171,019	-	51,644	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,473	(60,174)	27,893	(38,953)	39,955	(82,557)	18,454	(86,503)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	29,602	44,986	23,486	35,980	55,787	20,475	16,655	16,839
Transfers between funds	349	(53,019)	296	(879)	(62,935)	(443)	(4,900)	(15,064)
Surrenders (notes 2, 3, 4, 5 and 6)	(25,837)	(76,721)	(11,813)	(12,427)	(98,029)	(14,915)	(25,565)	(38,869)
Adjustments to maintain reserves	1	(6)	5	(4)	-	-	(65)	132

Net equity transactions	4,115	(84,760)	11,974	22,670	(105,177)	5,117	(13,875)	(36,962)

Net change in contract owners’ equity	36,588	(144,934)	39,867	(16,283)	(65,222)	(77,440)	4,579	(123,465)
Contract owners’ equity at beginning of period	290,243	435,177	265,312	281,595	616,647	694,087	311,606	435,071

Contract owners’ equity at end of period	$326,831	290,243	305,179	265,312	551,425	616,647	316,185	311,606

CHANGE IN UNITS:
Beginning units	21,501	27,793	19,603	17,992	41,760	41,437	26,680	30,180
Units purchased	2,207	3,203	1,755	2,557	5,170	1,505	1,650	3,968
Units surrendered	(1,896)	(9,495)	(902)	(946)	(12,398)	(1,182)	(2,843)	(7,468)

Ending units	21,812	21,501	20,456	19,603	34,532	41,760	25,487	26,680

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PMVLDA		PMVRSA		PMVTRA		PVSTA
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$87,781	43,022	73,315	109,069	-	-	899	337
Realized gain (loss) on investments	(13,780)	(19,155)	(208,434)	9,016	-	-	245	6
Change in unrealized gain (loss) on investments	44,129	(185,163)	101,402	(152,132)	1	-	96	115
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,130	(161,296)	(33,717)	(34,047)	1	-	1,240	458

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	127,743	89,097	7,653	20,312	2,192	(1,736)	1,405	234
Transfers between funds	(7,422)	(164,463)	(288,373)	364,012	-	46	(18,855)	42,299
Surrenders (notes 2, 3, 4, 5 and 6)	(201,052)	(162,205)	(25,617)	(53,214)	-	(502)	(939)	(5,045)
Adjustments to maintain reserves	(3,428)	3,082	(2)	4	(2,193)	2,192	2	(4)

Net equity transactions	(84,159)	(234,489)	(306,339)	331,114	(1)	-	(18,387)	37,484

Net change in contract owners’ equity	33,971	(395,785)	(340,056)	297,067	-	-	(17,147)	37,942
Contract owners’ equity at beginning of period	2,419,389	2,815,174	535,358	238,291	-	-	37,942	-

Contract owners’ equity at end of period	$2,453,360	2,419,389	195,302	535,358	-	-	20,795	37,942

CHANGE IN UNITS:
Beginning units	186,479	204,503	58,697	28,377	-	-	3,757	-
Units purchased	10,791	13,379	1,917	38,191	-	4	1,531	4,306
Units surrendered	(17,141)	(31,403)	(37,376)	(7,871)	-	(4)	(3,344)	(549)

Ending units	180,129	186,479	23,238	58,697	-	-	1,944	3,757

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	PVEIB		PVGOB		TRHS2		TRHSP
	2023	2022	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$45,983	9,112	-	-	-	-	-	-
Realized gain (loss) on investments	19,285	1,722	2,529	5,623	77,971	173,239	21,749	24,027
Change in unrealized gain (loss) on investments	172,176	(106,854)	247,552	(363,243)	(128,768)	(909,241)	(37,292)	(439,033)
Reinvested capital gains	128,899	52,793	9,521	113,862	139,463	68,300	94,793	43,950

Net increase (decrease) in contract owners’ equity resulting from operations	366,343	(43,227)	259,602	(243,758)	88,666	(667,702)	79,250	(371,056)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,679	63,372	5,677	6,960	151,482	294,089	168,823	168,299
Transfers between funds	305,379	1,648,652	110,408	56,325	(345,820)	(350,101)	(19,642)	402,661
Surrenders (notes 2, 3, 4, 5 and 6)	(89,172)	(96,291)	(21,190)	(16,822)	(178,969)	(390,161)	(273,975)	(321,174)
Adjustments to maintain reserves	181	82	5	10	102	281	954	(588)

Net equity transactions	224,067	1,615,815	94,900	46,473	(373,205)	(445,892)	(123,840)	249,198

Net change in contract owners’ equity	590,410	1,572,588	354,502	(197,285)	(284,539)	(1,113,594)	(44,590)	(121,858)
Contract owners’ equity at beginning of period	2,173,875	601,287	576,752	774,037	4,047,189	5,160,783	2,761,477	2,883,335

Contract owners’ equity at end of period	$2,764,285	2,173,875	931,254	576,752	3,762,650	4,047,189	2,716,887	2,761,477

CHANGE IN UNITS:
Beginning units	122,880	32,924	26,239	24,473	63,080	70,232	58,714	53,658
Units purchased	17,308	94,428	3,913	2,754	2,872	6,960	3,974	12,255
Units surrendered	(5,097)	(4,472)	(827)	(988)	(8,840)	(14,112)	(6,583)	(7,199)

Ending units	135,091	122,880	29,325	26,239	57,112	63,080	56,105	58,714

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2023 AND DECEMBER 31, 2022

	TRMCG2		VWHA		VRVDRI
	2023	2022	2023	2022	2023	2022
Investment activity*:
Net investment income (loss)	$-	-	53,062	39,856	4,783	2,825
Realized gain (loss) on investments	(1,204)	-	133,316	211,193	(1,965)	1,305
Change in unrealized gain (loss) on investments	-	-	(266,319)	(72,448)	16,516	(60,514)
Reinvested capital gains	-	-	-	-	1,977	4,803

Net increase (decrease) in contract owners’ equity resulting from operations	(1,204)	-	(79,941)	178,601	21,311	(51,581)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	57,159	61,934	5,021	2,797
Transfers between funds	2,346	-	138,493	172,026	(11,838)	146,468
Surrenders (notes 2, 3, 4, 5 and 6)	(1,142)	-	(229,027)	(258,206)	(1,733)	(18,579)
Adjustments to maintain reserves	-	-	2,241	(6,022)	(3)	(3)

Net equity transactions	1,204	-	(31,134)	(30,268)	(8,553)	130,683

Net change in contract owners’ equity	-	-	(111,075)	148,333	12,758	79,102
Contract owners’ equity at beginning of period	-	-	2,184,344	2,036,011	191,202	112,100

Contract owners’ equity at end of period	$-	-	2,073,269	2,184,344	203,960	191,202

CHANGE IN UNITS:
Beginning units	-	-	214,734	216,952	16,329	7,094
Units purchased	109	-	44,591	37,460	510	10,596
Units surrendered	(109)	-	(47,933)	(39,678)	(1,191)	(1,361)

Ending units	-	-	211,392	214,734	15,648	16,329

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2023, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

AMERICAN CENTURY INVESTMENTS

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)*

Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (WRDIV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)*

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)*

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II (WRPCP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II (WRPMCP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II (WRPMP)*

Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II (WRRESP)*

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II (WRSCV)*

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)*

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)*

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)*

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)*

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)*

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

*	At December 31, 2023, policyholders were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2023 and for each of the years in the two-year period ended December 31, 2023. For the subaccounts listed below with inception dates in 2023, the financial statements are as of December 31, 2023 and for the period from the inception date to December 31, 2023. For the subaccounts listed below with inception dates in 2022, the prior year financial statements reflect the period from inception date to December 31, 2022.

	Inception Date	Liquidation Date
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	6/16/2022
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)	8/16/2022
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)	10/25/2022
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)	7/24/2023
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)	7/24/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	6/15/2023
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/12/2023
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)		8/17/2023

There were no subaccount mergers for the one-year period ending December 31, 2023.

For the one-year period ended December 31, 2023, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ALVSVA	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	5/1/2023
WRDIV	Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II	Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II	10/31/2023
NVNMO1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	5/1/2023
NVNSR2	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	5/1/2023
NVSTB1	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I	5/1/2023
NVSTB2	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	5/1/2023
AMMCGS	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	5/1/2023
AMTB	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	5/1/2023
PVGOB	Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	5/1/2023

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2023 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 – $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge	0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the premium specified by the policy owner
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the years ended December 31, 2023 and 2022, total front-end sales charge deductions were $850,128 and $851,362, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select - NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL - NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2023 and 2022, total transfers to the Separate Account from the fixed account were $4,578,785 and $8,106,442, respectively, and total transfers from the Separate Account to the fixed account were $9,024,258 and $11,736,018, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2023 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ABTGB	$9,604	$139
ALVDAA	804	10,911
ALVIVB	64,198	14,275
ALVSVA	323,464	194,359
WFVSCG	51,662	67,294
ACVIP1	27,805	39,695
ACVIP2	104,843	78,284
ACVMV1	799,384	329,408
AMVBC4	82,513	6,116
AMVGS4	4,095	-
AMVGV2	8,234	52
BRVGA1	161,194	76,626
BRVHYI	71,397	70,697
MLVGA2	113,365	292,714
DSIF	826,174	1,006,827
DVSCS	311,077	241,104
DWVSVS	38,613	68,877
DFVGB	29,175	15,918
DFVGMI	93,724	58,045
DFVIPS	58,096	27,749
DFVIS	22,388	9,297
DFVIV	45,214	21,228
DFVSTF	14,571	8,883
DFVULV	39,972	49,763
DFVUTV	67,836	19,064
DSGIBA	179,823	57,026
FQB	161,613	47,921
FCS	677,985	137,188
FEIS	487,096	499,618
FEMS	44,981	41,980
FF10S	103,643	23,371
FF20S	319,983	601,409
FF30S	680,627	454,461
FGS	1,059,501	918,344
FIGBS	523,080	174,636
FMCS	571,325	955,007
FNRS2	927,499	1,271,901
FOS	224,127	350,565
FRESS	21,891	5,184
FVSS	16,928	5,189
FVSS2	96,748	40,712
FTVDM2	126,482	105,696
FTVFA1	7,736	4,625
FTVFA2	31,736	25,654

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

FTVGB1	26,516	73,030
FTVGI2	62,144	64,361
FTVIS1	56,317	35,548
FTVIS2	431,657	87,366
FTVSVI	506,769	299,377
TIF2	290,455	164,371
GVGMNS	42,135	4,515
GVMSAS	5,209	11,308
RVARS	12,943	79,531
ACEG	314,604	41,095
AVMCCI	531	5,627
IVBRA1	214,686	126,319
OVAG	64,467	47,986
OVGI	16	16
OVGS	1,400,946	486,205
OVIG	143,202	118,940
OVSB	23,839	26,246
OVSC	112,450	239,156
WRASP	139,007	380,520
WRBDP	648	59
WRBP	1,687	583
WRGNR	434	44
WRHIP	60,013	34,642
WRMCG	173,734	125,978
WRPAP	6,893	480
WRPMAP	6,262	582
WRSCP	1,124	56
WRSTP	1,523	487
JACAS	177,676	359,051
JAEI	345,086	133,322
JAGTS	1,449,995	689,350
JAIGS	137,818	106,645
LOVTRC	253,167	36,066
MNDIC	79,631	106,107
MV2IGI	99,079	90,076
MV3MVI	85,029	49,411
MVFIC	1,354,442	900,059
MVIGIC	174,907	32,505
MVIVIC	94,681	81,192
MVIVSC	297,181	179,952
DTRTFB	43,556	29,447
EIF	762,323	1,194,582
GBF	229,889	363,982
GEM	284,521	195,433
GIG	57,023	66,237
GVAAA2	1,612,020	759,120
GVABD2	328,843	53,407
GVAGG2	429,013	287,295
GVAGI2	314,270	177,795
GVAGR2	1,031,716	694,569
GVDMA	1,264,219	2,271,290
GVDMC	64,681	81,231
GVEX1	2,249,842	1,125,533
GVIDA	444,902	436,232
GVIDC	14,098	146,738
GVIDM	144,335	2,753,098
GVIX2	28,573	105,463
HIBF	165,706	116,822
IDPG	14,967	28,498
IDPGI	16,191	8,146

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

MCIF	462,987	301,264
MSBF	650,986	157,510
NCPG	80,450	91,794
NCPGI	14,780	6,522
NVAMV1	245,088	465,947
NVAMVX	569,771	348,190
NVBX	42,101	16,323
NVCBD1	56,251	55,800
NVCCA1	727,110	165,078
NVCCN1	34,682	24,191
NVCMA1	1,436,671	2,044,810
NVCMC1	34,591	17,984
NVCMD1	653,300	426,155
NVCRA1	722,797	400,945
NVCRB1	280,907	471,012
NVDBL2	43,628	56,392
NVDBLP	42,736	45,421
NVDCA2	124	6,291
NVDCAP	115,662	43,850
NVDMAP	148,198	61,351
NVDMCP	37,209	21,468
NVFIII	3,767	631
NVGEII	73,803	19,152
NVIDAP	217,613	79,427
NVIDCP	18,354	7,032
NVIDMP	567,337	347,740
NVIE6	5,859	9,514
NVIX	143,896	158,216
NVLCP1	249,324	197,598
NVMIG1	111,590	327,894
NVMIVX	237,314	167,886
NVMLG1	1,103,592	815,533
NVMMG1	88,209	288,220
NVMMV1	32,788	28,602
NVMMV2	641,792	602,187
NVNMO1	208,543	111,121
NVNSR2	376,525	235,959
NVOLG1	719,688	3,173,732
NVRE1	380,660	358,899
NVSIX2	107,647	45,328
NVSTB1	17,018	18,747
NVSTB2	107,838	106,251
NVTIV3	38,064	208,945
SAM	1,776,742	1,963,044
SAM5	692,278	1,015,573
SCF	110,142	181,461
SCGF	72,759	116,016
SCVF	120,104	96,943
TRF	555,376	381,723
AMMCGS	10,795	20,017
AMSRS	34,789	147,931
AMTB	106,825	64,420
NOTB3	9,659	10,871
NOTG3	27,021	21,268
NOTMG3	22,245	8,361
PMVAAA	96,072	184,049
PMVFBA	30,940	36,610
PMVLDA	166,351	167,184
PMVRSA	150,611	383,633
PMVTRA	30	-
PVSTA	17,343	34,834
PVEIB	530,844	132,075
PVGOB	125,089	20,673
TRHS2	360,504	594,347
TRHSP	168,687	198,113
TRMCG2	14,376	13,172
VWHA	453,026	431,482
VRVDRI	16,161	17,951

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2023, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2023. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B (ABTGB)
2023	0.00%	817	$11.13	$9,091	0.03%	11.27%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2023	0.00%	1,022	16.20	16,568	0.73%	13.70%
2022	0.00%	1,701	14.25	24,241	0.96%	-18.45%
2021	0.00%	11,851	17.47	207,090	1.93%	9.67%
2020	0.00%	11,130	15.93	177,336	1.92%	5.02%
2019	0.00%	8,152	15.17	123,675	1.82%	15.51%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2023	0.00%	10,631	10.12	107,597	0.79%	14.83%
2022	0.00%	5,497	8.81	48,449	5.92%	-13.79%
2021	0.00%	1,565	10.22	16,001	2.07%	10.85%
2020	0.00%	1,092	9.22	10,071	1.29%	2.21%
2019	0.00%	5,875	9.02	53,013	2.11%	16.79%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2023	0.00%	70,706	35.31	2,496,964	1.07%	17.18%
2022	0.00%	73,660	30.14	2,219,922	1.10%	-15.63%
2021	0.00%	73,486	35.72	2,624,919	0.77%	35.95%
2020	0.00%	78,373	26.27	2,059,241	0.97%	3.37%
2019	0.00%	102,920	25.42	2,616,068	0.59%	20.10%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2023	0.00%	9,508	49.03	466,163	0.00%	4.11%
2022	0.00%	9,884	47.10	465,509	0.00%	-34.42%
2021	0.00%	12,362	71.82	887,812	0.00%	7.64%
2020	0.00%	12,750	66.72	850,682	0.00%	57.78%
2019	0.00%	12,162	42.29	514,282	0.00%	24.83%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2023	0.00%	22,103	11.87	262,382	3.59%	3.60%
2022	0.00%	23,951	11.46	274,441	4.78%	-12.88%
2021	0.00%	46,958	13.15	617,585	3.54%	6.61%
2020	0.00%	30,376	12.34	374,716	1.58%	9.81%
2019	0.00%	32,557	11.23	365,751	2.54%	9.16%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2023	0.00%	57,409	17.08	980,529	3.34%	3.40%
2022	0.00%	57,798	16.52	954,726	5.09%	-13.08%
2021	0.00%	58,086	19.00	1,103,836	3.13%	6.27%
2020	0.00%	59,426	17.88	1,062,686	1.31%	9.55%
2019	0.00%	76,317	16.32	1,245,723	2.31%	8.90%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2023	0.00%	82,913	54.35	4,506,593	2.32%	6.13%
2022	0.00%	85,050	51.21	4,355,540	2.25%	-1.19%
2021	0.00%	86,934	51.83	4,505,770	1.16%	23.20%
2020	0.00%	89,860	42.07	3,780,280	1.79%	1.21%
2019	0.00%	103,200	41.57	4,289,531	2.06%	29.15%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2023	0.00%	8,363	11.58	96,821	2.84%	16.97%
2022	0.00%	1,365	9.90	13,509	0.33%	-1.03%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2023	0.00%	402	10.83	4,354	0.00%	8.27%	****
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2023	0.00%	820	10.06	8,254	2.87%	0.64%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2023	0.00%	98,571	19.05	1,877,449	2.33%	12.83%
2022	0.00%	96,114	16.88	1,622,510	0.00%	-15.86%
2021	0.00%	98,039	20.06	1,966,935	0.93%	6.67%
2020	0.00%	99,266	18.81	1,866,950	1.36%	21.01%
2019	0.00%	95,413	15.54	1,482,945	1.34%	17.99%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2023	0.00%	21,438	13.31	285,343	6.53%	13.21%
2022	0.00%	22,847	11.76	268,612	5.25%	-10.35%
2021	0.00%	24,107	13.11	316,145	4.65%	5.34%
2020	0.00%	35,001	12.45	435,744	4.81%	7.27%
2019	0.00%	17,863	11.61	207,323	5.43%	15.29%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2023	0.00%	99,634	25.81	2,571,825	2.10%	12.60%
2022	0.00%	109,238	22.93	2,504,301	0.00%	-15.99%
2021	0.00%	171,816	27.29	4,688,480	0.78%	6.55%
2020	0.00%	123,815	25.61	3,170,953	1.13%	20.80%
2019	0.00%	142,097	21.20	3,012,441	1.16%	17.83%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	40,427	43.13	1,743,760	0.77%	23.69%
2019	0.00%	55,772	34.87	1,944,911	1.17%	36.10%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2023	0.00%	153,486	55.56	8,527,314	1.41%	25.93%
2022	0.00%	165,070	44.12	7,282,679	1.34%	-18.32%
2021	0.00%	176,942	54.01	9,557,116	1.14%	28.41%
2020	0.00%	180,791	42.06	7,604,478	1.58%	18.01%
2019	0.00%	189,913	35.64	6,769,192	1.73%	31.18%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2023	0.00%	81,054	48.53	3,933,566	1.05%	15.39%
2022	0.00%	84,984	42.06	3,574,302	0.92%	-16.65%
2021	0.00%	88,227	50.46	4,451,904	0.67%	26.14%
2020	0.00%	91,724	40.00	3,669,140	1.05%	10.64%
2019	0.00%	98,180	36.16	3,549,805	0.88%	22.21%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2023	0.00%	12,667	23.75	300,867	0.64%	9.10%
2022	0.00%	14,803	21.77	322,282	0.51%	-12.36%
2021	0.00%	13,823	24.84	343,374	0.62%	34.01%
2020	0.00%	15,516	18.54	287,604	1.06%	-2.18%
2019	0.00%	15,820	18.95	299,762	0.78%	27.72%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2023	0.00%	17,562	11.65	204,555	4.04%	5.05%
2022	0.00%	17,096	11.09	189,548	1.41%	-6.33%
2021	0.00%	20,676	11.84	244,742	0.77%	-1.04%
2020	0.00%	18,066	11.96	216,095	0.03%	1.46%
2019	0.00%	17,046	11.79	200,963	2.67%	4.19%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2023	0.00%	9,164	15.58	142,790	3.34%	14.72%
2022	0.00%	7,200	13.58	97,792	1.39%	-10.96%
2021	0.00%	7,803	15.25	119,024	1.48%	14.20%
2020	0.00%	7,660	13.36	102,311	1.00%	11.29%
2019	0.00%	9,510	12.00	114,135	2.93%	18.12%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2023	0.00%	21,871	11.85	259,137	4.18%	4.02%
2022	0.00%	20,092	11.39	228,859	9.86%	-12.45%
2021	0.00%	13,833	13.01	179,973	4.56%	5.58%
2020	0.00%	15,298	12.32	188,515	1.21%	11.72%
2019	0.00%	17,891	11.03	197,345	1.43%	8.46%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2023	0.00%	13,014	21.53	280,166	3.26%	14.11%
2022	0.00%	12,766	18.87	240,840	2.70%	-17.64%
2021	0.00%	11,741	22.91	268,955	2.64%	14.56%
2020	0.00%	11,438	20.00	228,704	2.25%	9.41%
2019	0.00%	11,118	18.27	203,178	2.91%	23.90%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2023	0.00%	12,884	19.88	256,141	5.11%	17.86%
2022	0.00%	12,362	16.87	208,528	4.16%	-3.46%
2021	0.00%	11,794	17.47	206,071	4.13%	18.11%
2020	0.00%	11,535	14.79	170,636	1.93%	-1.76%
2019	0.00%	22,600	15.06	340,325	3.56%	15.86%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2023	0.00%	7,806	11.16	87,157	3.83%	4.98%
2022	0.00%	7,578	10.64	80,594	0.75%	-1.16%
2021	0.00%	19,168	10.76	206,241	0.01%	-0.19%
2020	0.00%	5,934	10.78	63,969	0.40%	0.60%
2019	0.00%	13,891	10.72	148,855	3.13%	2.52%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2023	0.00%	15,596	33.46	521,776	2.23%	10.92%
2022	0.00%	16,480	30.16	497,074	2.49%	-4.88%
2021	0.00%	16,312	31.71	517,239	1.77%	27.04%
2020	0.00%	16,240	24.96	405,362	2.02%	-1.37%
2019	0.00%	21,613	25.31	546,997	2.23%	25.78%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2023	0.00%	15,383	37.20	572,221	1.63%	20.03%
2022	0.00%	15,237	30.99	472,194	1.34%	-4.21%
2021	0.00%	14,914	32.35	482,515	2.00%	39.68%
2020	0.00%	7,950	23.16	184,140	1.89%	3.98%
2019	0.00%	7,057	22.27	157,194	1.62%	22.56%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2023	0.00%	63,997	15.79	1,010,684	3.14%	14.89%
2022	0.00%	57,297	13.75	787,581	2.89%	-14.98%
2021	0.00%	52,066	16.17	841,791	2.27%	10.95%
2020	0.00%	46,428	14.57	676,524	3.10%	8.28%
2019	0.00%	40,081	13.46	539,391	3.52%	20.16%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2023	0.00%	63,997	19.06	1,219,757	2.55%	6.14%
2022	0.00%	59,309	17.96	1,065,040	2.59%	-9.28%
2021	0.00%	65,008	19.79	1,286,740	2.43%	-1.40%
2020	0.00%	60,526	20.07	1,214,979	2.70%	8.12%
2019	0.00%	62,384	18.57	1,158,240	2.90%	9.44%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2023	0.00%	30,721	62.35	1,915,578	0.47%	33.34%
2022	0.00%	22,082	46.76	1,032,643	0.44%	-26.38%
2021	0.00%	19,809	63.52	1,258,326	0.04%	27.71%
2020	0.00%	15,533	49.74	772,618	0.16%	30.43%
2019	0.00%	2,863	38.14	109,182	0.29%	31.45%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2023	0.00%	172,889	38.21	6,606,463	1.85%	10.53%
2022	0.00%	181,702	34.57	6,281,518	1.84%	-5.09%
2021	0.00%	183,901	36.42	6,698,347	1.82%	24.83%
2020	0.00%	192,646	29.18	5,621,272	1.73%	6.55%
2019	0.00%	205,997	27.39	5,641,560	1.87%	27.32%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2023	0.00%	21,518	12.07	259,656	2.14%	9.61%
2022	0.00%	21,701	11.01	238,905	1.45%	-20.26%
2021	0.00%	30,111	13.81	415,709	2.19%	-2.28%
2020	0.00%	16,290	14.13	230,152	1.21%	31.17%
2019	0.00%	21,677	10.77	233,480	2.88%	29.30%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2023	0.00%	33,239	26.38	877,010	3.90%	9.28%
2022	0.00%	33,581	24.15	810,823	2.08%	-13.57%
2021	0.00%	34,643	27.94	967,757	0.95%	5.79%
2020	0.00%	36,523	26.41	964,413	1.21%	12.39%
2019	0.00%	37,612	23.49	883,663	2.03%	16.00%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2023	0.00%	103,178	30.49	3,145,555	3.13%	12.34%
2022	0.00%	117,076	27.14	3,177,240	1.93%	-15.83%
2021	0.00%	130,885	32.24	4,219,994	1.00%	9.47%
2020	0.00%	142,512	29.45	4,197,492	1.37%	14.92%
2019	0.00%	122,412	25.63	3,137,506	1.97%	20.01%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2023	0.00%	164,441	35.30	5,804,454	2.38%	14.56%
2022	0.00%	161,602	30.81	4,979,444	1.86%	-16.94%
2021	0.00%	161,045	37.10	5,974,659	1.01%	12.24%
2020	0.00%	163,443	33.05	5,402,336	1.15%	16.76%
2019	0.00%	176,878	28.31	5,007,347	1.91%	24.37%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2023	0.00%	124,842	75.23	9,391,489	0.04%	36.09%
2022	0.00%	128,903	55.28	7,125,189	0.52%	-24.52%
2021	0.00%	142,164	73.24	10,411,394	0.00%	23.08%
2020	0.00%	149,928	59.50	8,920,886	0.06%	43.75%
2019	0.00%	154,665	41.39	6,402,871	0.16%	34.18%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2023	0.00%	225,466	18.51	4,173,193	2.66%	6.12%
2022	0.00%	211,509	17.44	3,689,082	2.24%	-13.03%
2021	0.00%	213,115	20.05	4,273,770	1.86%	-0.72%
2020	0.00%	231,344	20.20	4,673,139	2.14%	9.25%
2019	0.00%	247,950	18.49	4,584,313	2.61%	9.58%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2023	0.00%	160,883	51.51	8,286,511	0.51%	15.00%
2022	0.00%	174,604	44.79	7,819,979	0.40%	-14.85%
2021	0.00%	190,829	52.60	10,037,674	0.51%	25.51%
2020	0.00%	207,746	41.91	8,706,819	0.56%	18.04%
2019	0.00%	218,295	35.51	7,750,784	0.78%	23.35%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2023	0.00%	210,858	28.67	6,044,639	2.52%	0.70%
2022	0.00%	228,622	28.47	6,508,269	2.25%	62.87%
2021	0.00%	214,525	17.48	3,749,666	2.38%	54.83%
2020	0.00%	206,833	11.29	2,334,992	2.61%	-32.88%
2019	0.00%	207,444	16.82	3,489,102	1.75%	9.82%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2023	0.00%	205,896	15.91	3,275,107	0.96%	20.41%
2022	0.00%	217,145	13.21	2,868,610	1.04%	-24.58%
2021	0.00%	202,286	17.52	3,543,407	0.45%	19.57%
2020	0.00%	204,051	14.65	2,989,242	0.35%	15.49%
2019	0.00%	212,436	12.68	2,694,573	1.72%	27.67%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2023	0.00%	9,162	12.38	113,466	2.42%	11.09%
2022	0.00%	8,284	11.15	92,352	1.29%	-27.62%
2021	0.00%	8,652	15.40	133,254	1.01%	38.86%
2020	0.00%	8,973	11.09	99,523	2.00%	-6.61%
2019	0.00%	11,422	11.88	135,646	2.21%	23.09%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2023	0.00%	5,871	47.06	276,315	1.13%	20.77%
2022	0.00%	5,889	38.97	229,484	0.93%	-7.19%
2021	0.00%	6,605	41.99	277,339	1.62%	33.48%
2020	0.00%	5,742	31.46	180,630	1.33%	8.18%
2019	0.00%	6,962	29.08	202,449	1.62%	34.29%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2023	0.00%	6,131	11.69	71,690	1.82%	20.61%
2022	0.00%	1,113	9.70	10,791	1.08%	-3.05%	****
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2023	0.00%	89,278	12.94	1,155,562	2.03%	12.62%
2022	0.00%	89,623	11.49	1,030,012	2.61%	-21.98%
2021	0.00%	95,329	14.73	1,404,301	0.89%	-5.74%
2020	0.00%	95,235	15.63	1,488,096	4.10%	17.18%
2019	0.00%	100,606	13.34	1,341,715	1.01%	26.70%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2023	0.00%	3,053	21.76	66,431	1.70%	14.77%
2022	0.00%	3,003	18.96	56,930	1.95%	-15.68%
2021	0.00%	2,902	22.48	65,243	1.98%	11.81%
2020	0.00%	2,987	20.11	60,060	1.69%	12.19%
2019	0.00%	3,294	17.92	59,037	3.82%	20.04%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2023	0.00%	31,480	21.37	672,678	1.45%	14.61%
2022	0.00%	32,153	18.64	599,475	1.65%	-16.00%
2021	0.00%	33,745	22.20	748,995	1.74%	11.68%
2020	0.00%	34,585	19.87	687,342	1.56%	11.74%
2019	0.00%	52,167	17.79	927,814	4.05%	19.86%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2023	0.00%	48,406	10.56	511,042	0.00%	3.19%
2022	0.00%	53,237	10.23	544,650	0.00%	-4.85%
2021	0.00%	56,677	10.75	609,386	0.00%	-4.62%
2020	0.00%	61,235	11.27	690,313	8.56%	-5.07%
2019	0.00%	81,981	11.88	973,579	6.79%	2.26%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2023	0.00%	182,704	9.27	1,693,148	0.00%	2.88%
2022	0.00%	182,849	9.01	1,646,981	0.00%	-4.95%
2021	0.00%	188,449	9.48	1,785,828	0.00%	-4.99%
2020	0.00%	193,243	9.97	1,927,494	8.54%	-5.28%
2019	0.00%	227,910	10.53	2,400,022	7.21%	2.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2023	0.00%	16,618	20.38	338,658	5.13%	8.87%
2022	0.00%	17,346	18.72	324,685	4.98%	-5.24%
2021	0.00%	16,682	19.75	329,511	4.88%	17.00%
2020	0.00%	18,489	16.88	312,127	5.95%	0.97%
2019	0.00%	20,221	16.72	338,086	5.54%	16.42%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2023	0.00%	101,022	26.79	2,706,833	5.13%	8.62%
2022	0.00%	98,825	24.67	2,437,753	4.89%	-5.47%
2021	0.00%	100,892	26.10	2,632,861	4.67%	16.75%
2020	0.00%	102,370	22.35	2,288,077	5.98%	0.69%
2019	0.00%	112,466	22.20	2,496,411	5.39%	16.06%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	82,555	41.19	3,400,480	1.50%	16.23%
2019	0.00%	84,551	35.44	2,996,438	1.49%	29.58%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2023	0.00%	136,259	45.28	6,169,838	0.74%	13.02%
2022	0.00%	139,518	40.06	5,589,573	1.24%	-9.82%
2021	0.00%	143,369	44.42	6,369,038	1.12%	25.67%
2020	0.00%	158,094	35.35	5,588,629	1.70%	5.41%
2019	0.00%	161,036	33.54	5,400,596	1.29%	26.72%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2023	0.00%	163,537	11.17	1,825,903	3.10%	20.76%
2022	0.00%	156,901	9.25	1,450,694	3.15%	-7.61%
2021	0.00%	179,299	10.01	1,794,243	1.83%	4.16%
2020	0.00%	171,000	9.61	1,642,819	3.32%	-1.16%
2019	0.00%	183,230	9.72	1,780,994	1.74%	12.53%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2023	0.00%	6,488	16.37	106,223	2.02%	15.57%
2022	0.00%	4,135	14.17	58,580	0.00%	-19.16%
2021	0.00%	2,194	17.53	38,450	0.00%	16.17%
2020	0.00%	2,012	15.09	30,352	0.26%	4.11%
2019	0.00%	2,670	14.49	38,687	1.32%	11.94%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2023	0.00%	5,487	11.64	63,850	6.49%	7.77%
2022	0.00%	6,406	10.80	69,166	5.98%	-6.54%
2021	0.00%	1,265	11.55	14,614	1.73%	4.84%
2020	0.00%	413	11.02	4,551	2.17%	6.72%
2019	0.00%	313	10.33	3,232	1.10%	8.82%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2023	0.00%	8,240	12.83	105,686	2.56%	4.37%
2022	0.00%	13,878	12.29	170,547	1.30%	-3.40%
2021	0.00%	13,447	12.72	171,065	0.00%	8.10%
2020	0.00%	12,226	11.77	143,872	1.15%	7.39%
2019	0.00%	20,254	10.96	221,945	2.20%	5.01%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2023	0.00%	23,264	41.31	960,951	0.00%	40.93%
2022	0.00%	17,007	29.31	498,483	0.00%	-31.11%
2021	0.00%	22,523	42.55	958,320	0.00%	11.93%
2020	0.00%	23,231	38.01	883,120	0.07%	42.35%
2019	0.00%	26,097	26.70	696,907	0.00%	36.76%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2023	0.00%	2,817	24.85	69,992	0.28%	14.47%
2022	0.00%	3,053	21.71	66,270	0.35%	-14.26%
2021	0.00%	2,910	25.32	73,671	0.45%	23.24%
2020	0.00%	2,956	20.54	60,722	0.71%	9.25%
2019	0.00%	3,563	18.80	66,995	0.50%	25.28%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2023	0.00%	123,352	14.46	1,783,193	0.00%	6.63%
2022	0.00%	117,345	13.56	1,590,826	7.50%	-14.35%
2021	0.00%	124,564	15.83	1,971,669	3.31%	9.54%
2020	0.00%	113,421	14.45	1,638,866	7.49%	10.22%
2019	0.00%	140,308	13.11	1,839,302	0.00%	15.21%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2023	0.00%	99,296	13.79	1,369,332	0.00%	13.15%
2022	0.00%	98,006	12.19	1,194,455	0.00%	-30.98%
2021	0.00%	106,567	17.66	1,881,806	0.00%	19.10%
2020	0.00%	100,972	14.83	1,497,079	0.00%	48.27%	****

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	140,620	37.68	5,298,184	1.45%	13.94%
2019	0.00%	161,907	33.07	5,353,763	1.07%	32.08%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2023	0.00%	188,775	33.19	6,265,709	0.23%	34.73%
2022	0.00%	180,276	24.63	4,441,028	0.00%	-31.76%
2021	0.00%	180,099	36.10	6,502,012	0.00%	15.49%
2020	0.00%	181,966	31.26	5,688,323	0.69%	27.64%
2019	0.00%	211,518	24.49	5,180,395	0.90%	31.79%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2023	0.00%	140,328	14.25	1,999,221	0.60%	21.06%
2022	0.00%	139,765	11.77	1,644,782	0.00%	-27.13%
2021	0.00%	139,259	16.15	2,248,954	0.00%	10.22%
2020	0.00%	111,939	14.65	1,640,134	1.16%	21.50%
2019	0.00%	60,772	12.06	732,861	1.09%	28.60%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2023	0.00%	31,188	11.80	367,994	0.00%	8.88%
2022	0.00%	31,322	10.84	339,419	0.00%	-11.46%
2021	0.00%	30,378	12.24	371,800	4.83%	-3.41%
2020	0.00%	28,634	12.67	362,838	5.88%	3.40%
2019	0.00%	29,420	12.25	360,536	3.76%	10.80%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2023	0.00%	56,294	52.33	2,946,031	1.15%	18.13%
2022	0.00%	59,559	44.30	2,638,573	0.55%	-15.83%
2021	0.00%	62,535	52.64	3,291,602	0.37%	22.55%
2020	0.00%	66,044	42.95	2,836,574	0.59%	19.93%
2019	0.00%	88,523	35.81	3,170,269	0.20%	26.47%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2023	0.00%	165,706	20.18	3,344,381	2.13%	13.94%
2022	0.00%	182,314	17.71	3,229,518	1.52%	-14.74%
2021	0.00%	198,159	20.78	4,117,038	1.60%	10.44%
2020	0.00%	203,887	18.81	3,835,544	2.05%	13.88%
2019	0.00%	243,000	16.52	4,014,263	2.15%	21.78%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2023	0.00%	373	15.93	5,933	2.73%	7.17%
2022	0.00%	347	14.86	5,156	2.44%	-15.79%
2021	0.00%	319	17.65	5,629	1.98%	-0.85%
2020	0.00%	295	17.80	5,250	2.51%	10.97%
2019	0.00%	273	16.04	4,378	2.71%	12.18%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2023	0.00%	390	29.57	11,523	0.76%	16.03%
2022	0.00%	352	25.48	8,970	1.11%	-16.06%
2021	0.00%	324	30.36	9,836	0.97%	15.97%
2020	0.00%	298	26.18	7,801	1.38%	14.11%
2019	0.00%	262	22.94	6,010	1.71%	22.09%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2023	0.00%	599	7.09	4,245	2.51%	1.59%
2022	0.00%	561	6.98	3,916	1.61%	17.78%
2021	0.00%	522	5.93	3,093	1.59%	26.68%
2020	0.00%	474	4.68	2,217	2.29%	-11.99%
2019	0.00%	412	5.32	2,190	0.98%	9.46%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2023	0.00%	23,829	26.74	637,111	6.34%	11.75%
2022	0.00%	24,347	23.93	582,516	6.85%	-10.97%
2021	0.00%	28,410	26.87	763,443	5.87%	6.06%
2020	0.00%	28,907	25.34	732,404	7.50%	6.03%
2019	0.00%	38,631	23.90	923,133	6.50%	11.19%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2023	0.00%	13,651	56.07	765,462	0.00%	19.61%
2022	0.00%	14,345	46.88	672,471	0.00%	-30.79%
2021	0.00%	24,690	67.74	1,672,417	0.00%	16.36%
2020	0.00%	25,105	58.22	1,461,496	0.00%	49.00%
2019	0.00%	15,546	39.07	607,389	0.00%	37.94%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II (WRPAP)
2023	0.00%	797	32.07	25,546	6.06%	17.46%
2022	0.00%	755	27.30	20,612	1.95%	-16.68%
2021	0.00%	712	32.77	23,330	1.62%	18.93%
2020	0.00%	671	27.55	18,486	1.43%	15.70%
2019	0.00%	618	23.81	14,715	2.70%	23.24%
Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II (WRPMAP)
2023	0.00%	765	29.16	22,319	5.84%	16.43%
2022	0.00%	704	25.04	17,629	2.36%	-15.83%
2021	0.00%	640	29.75	19,040	1.85%	16.88%
2020	0.00%	585	25.45	14,890	1.71%	15.12%
2019	0.00%	550	22.11	12,161	2.64%	21.40%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2023	0.00%	183	30.72	5,618	0.00%	13.04%
2022	0.00%	175	27.18	4,756	0.00%	-26.77%
2021	0.00%	165	37.11	6,124	0.93%	3.99%
2020	0.00%	158	35.69	5,639	0.00%	37.66%
2019	0.00%	152	25.92	3,941	0.00%	23.37%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2023	0.00%	234	63.48	14,841	0.00%	39.06%
2022	0.00%	229	45.65	10,454	0.00%	-31.84%
2021	0.00%	204	66.98	13,663	0.00%	15.17%
2020	0.00%	199	58.16	11,573	0.00%	35.36%
2019	0.00%	203	42.96	8,722	0.00%	49.48%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2023	0.00%	58,516	66.68	3,901,547	0.13%	39.65%
2022	0.00%	61,745	47.74	2,947,937	0.05%	-33.73%
2021	0.00%	79,628	72.04	5,736,558	0.00%	22.60%
2020	0.00%	80,036	58.76	4,703,034	0.17%	39.03%
2019	0.00%	76,892	42.26	3,249,772	0.02%	36.85%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2023	0.00%	109,735	21.72	2,383,874	0.17%	18.07%
2022	0.00%	106,705	18.40	1,963,260	0.20%	-15.94%
2021	0.00%	107,848	21.89	2,360,571	0.31%	16.83%
2020	0.00%	104,871	18.73	1,964,737	0.09%	19.47%
2019	0.00%	67,605	15.68	1,060,121	0.21%	35.49%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2023	0.00%	110,235	64.62	7,123,167	0.00%	54.27%
2022	0.00%	97,936	41.89	4,102,069	0.00%	-37.12%
2021	0.00%	121,711	66.61	8,107,744	0.11%	17.75%
2020	0.00%	122,836	56.58	6,949,467	0.00%	50.73%
2019	0.00%	131,184	37.53	4,923,927	0.38%	44.82%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2023	0.00%	174,347	15.95	2,780,527	1.43%	10.58%
2022	0.00%	174,859	14.42	2,521,783	1.70%	-8.84%
2021	0.00%	177,282	15.82	2,804,523	1.01%	13.29%
2020	0.00%	183,388	13.96	2,560,895	1.20%	16.02%
2019	0.00%	214,294	12.04	2,579,170	1.85%	26.71%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2023	0.00%	75,067	10.98	824,374	4.77%	6.34%
2022	0.00%	57,840	10.33	597,342	3.14%	-14.05%
2021	0.00%	62,432	12.02	750,144	2.20%	-0.24%
2020	0.00%	46,984	12.04	565,915	2.62%	7.43%
2019	0.00%	37,692	11.21	422,609	2.44%	8.41%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2023	0.00%	35,041	30.63	1,073,392	0.00%	14.41%
2022	0.00%	35,950	26.77	962,511	0.00%	-29.76%
2021	0.00%	51,109	38.12	1,948,078	0.00%	1.80%
2020	0.00%	48,470	37.44	1,814,821	0.00%	45.89%
2019	0.00%	64,683	25.67	1,660,101	0.00%	41.70%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2023	0.00%	58,303	29.29	1,707,423	0.30%	24.01%
2022	0.00%	61,198	23.62	1,445,256	0.10%	-19.26%
2021	0.00%	61,735	29.25	1,805,675	0.25%	25.97%
2020	0.00%	64,365	23.22	1,494,450	0.53%	22.53%
2019	0.00%	164,483	18.95	3,116,922	0.59%	39.95%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2023	0.00%	11,226	18.55	208,284	1.50%	12.73%
2022	0.00%	9,335	16.46	153,645	0.91%	-8.79%
2021	0.00%	6,540	18.04	118,009	1.11%	30.99%
2020	0.00%	433	13.78	5,965	1.19%	37.76%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2023	0.00%	221,164	46.10	10,194,736	1.65%	7.93%
2022	0.00%	229,785	42.71	9,813,735	1.44%	-5.91%
2021	0.00%	227,593	45.39	10,330,404	1.31%	25.45%
2020	0.00%	249,746	36.18	9,036,029	1.53%	3.48%
2019	0.00%	303,035	34.97	10,595,852	2.14%	29.80%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2023	0.00%	16,569	13.54	224,307	0.87%	14.72%
2022	0.00%	5,542	11.80	65,400	0.60%	-14.95%
2021	0.00%	4,979	13.88	69,087	0.53%	9.27%
2020	0.00%	3,895	12.70	49,463	1.31%	15.84%
2019	0.00%	723	10.96	7,926	1.19%	9.63%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2023	0.00%	26,437	26.68	705,318	0.73%	17.66%
2022	0.00%	28,177	22.68	638,932	0.74%	-23.56%
2021	0.00%	33,924	29.66	1,006,314	0.34%	10.55%
2020	0.00%	33,060	26.83	887,061	0.98%	20.52%
2019	0.00%	39,983	22.26	890,138	1.83%	25.94%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2023	0.00%	82,715	30.03	2,483,743	0.47%	17.37%
2022	0.00%	85,180	25.58	2,179,280	0.50%	-23.75%
2021	0.00%	90,393	33.55	3,033,080	0.14%	10.28%
2020	0.00%	93,934	30.43	2,858,187	0.75%	20.21%
2019	0.00%	123,138	25.31	3,116,974	1.54%	25.65%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2023	0.00%	5,903	10.28	60,686	2.84%	5.66%
2022	0.00%	4,672	9.73	45,453	2.97%	-13.21%
2021	0.00%	3,632	11.21	40,715	2.35%	-0.45%
2020	0.00%	2,968	11.26	33,420	1.37%	3.74%
2019	0.00%	4,781	10.85	51,893	4.46%	6.59%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2023	0.00%	128,403	39.92	5,125,373	1.80%	11.99%
2022	0.00%	154,417	35.64	5,504,101	1.55%	-3.99%
2021	0.00%	136,967	37.13	5,084,979	1.33%	20.29%
2020	0.00%	134,870	30.86	4,162,519	1.79%	3.63%
2019	0.00%	138,111	29.78	4,113,263	1.81%	27.31%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2023	0.00%	163,905	15.20	2,491,547	2.65%	4.70%
2022	0.00%	177,171	14.52	2,572,275	2.12%	-12.55%
2021	0.00%	175,610	16.60	2,915,572	1.62%	-2.08%
2020	0.00%	177,788	16.96	3,014,455	1.86%	6.08%
2019	0.00%	242,404	15.98	3,874,387	2.68%	6.27%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2023	0.00%	253,060	10.43	2,639,929	1.71%	4.16%
2022	0.00%	248,206	10.02	2,485,811	0.92%	-24.75%
2021	0.00%	247,796	13.31	3,297,759	0.93%	-7.28%
2020	0.00%	249,676	14.35	3,583,503	1.94%	13.30%
2019	0.00%	268,892	12.67	3,406,309	2.41%	22.95%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2023	0.00%	56,997	15.76	898,134	2.80%	21.70%
2022	0.00%	59,305	12.95	767,865	4.20%	-14.12%
2021	0.00%	47,146	15.08	710,820	2.37%	12.66%
2020	0.00%	57,054	13.38	763,489	1.10%	7.95%
2019	0.00%	73,894	12.40	916,093	2.69%	19.12%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2023	0.00%	387,712	30.35	11,765,380	0.00%	13.84%
2022	0.00%	398,395	26.66	10,619,905	0.00%	-13.74%
2021	0.00%	407,649	30.90	12,598,058	1.12%	14.71%
2020	0.00%	403,046	26.94	10,858,594	1.47%	12.00%
2019	0.00%	418,042	24.06	10,056,150	1.62%	20.78%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2023	0.00%	83,298	14.86	1,237,686	0.00%	4.50%
2022	0.00%	64,031	14.22	910,416	0.00%	-12.80%
2021	0.00%	62,858	16.31	1,024,976	2.13%	-0.72%
2020	0.00%	52,119	16.42	855,988	2.03%	9.21%
2019	0.00%	53,016	15.04	797,324	1.85%	8.98%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2023	0.00%	87,343	40.96	3,577,224	0.00%	22.14%
2022	0.00%	92,414	33.53	3,098,792	0.00%	-25.05%
2021	0.00%	112,320	44.74	5,025,327	0.00%	16.00%
2020	0.00%	118,297	38.57	4,562,567	0.65%	29.93%
2019	0.00%	129,958	29.68	3,857,719	0.67%	34.78%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2023	0.00%	72,620	36.67	2,662,848	0.00%	25.68%
2022	0.00%	75,230	29.18	2,194,883	0.00%	-16.82%
2021	0.00%	78,014	35.07	2,736,247	1.09%	23.65%
2020	0.00%	75,858	28.37	2,151,820	1.64%	13.08%
2019	0.00%	79,378	25.09	1,991,252	1.33%	25.67%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2023	0.00%	157,796	56.60	8,931,841	0.00%	37.95%
2022	0.00%	169,114	41.03	6,938,983	0.00%	-30.22%
2021	0.00%	173,900	58.80	10,224,913	0.00%	21.53%
2020	0.00%	176,951	48.38	8,560,830	0.72%	51.49%
2019	0.00%	176,341	31.93	5,631,439	0.35%	30.29%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2023	0.00%	1,466,821	31.67	46,455,571	0.00%	17.93%
2022	0.00%	1,517,665	26.86	40,758,514	0.00%	-18.28%
2021	0.00%	1,584,985	32.86	52,088,460	0.16%	13.63%
2020	0.00%	1,645,739	28.92	47,599,056	0.22%	12.33%
2019	0.00%	1,755,206	25.75	45,193,502	2.08%	21.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2023	0.00%	43,288	22.63	979,422	0.00%	11.25%
2022	0.00%	44,056	20.34	896,033	0.00%	-14.39%
2021	0.00%	45,714	23.76	1,086,036	0.21%	6.71%
2020	0.00%	45,980	22.26	1,023,689	0.13%	8.55%
2019	0.00%	56,348	20.51	1,155,684	1.91%	13.48%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2023	0.00%	618,932	35.97	22,263,763	1.40%	25.96%
2022	0.00%	595,118	28.56	16,995,509	1.24%	-18.31%
2021	0.00%	603,093	34.96	21,084,895	2.27%	28.37%
2020	0.00%	586,674	27.24	15,978,130	2.01%	52.30%
2019	0.00%	544,502	23.04	12,547,823	2.29%	31.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2023	0.00%	329,243	34.12	11,233,571	0.00%	19.38%
2022	0.00%	332,826	28.58	9,512,261	0.00%	-18.89%
2021	0.00%	336,901	35.24	11,870,792	0.13%	15.50%
2020	0.00%	337,329	30.51	10,290,544	0.22%	12.82%
2019	0.00%	360,626	27.04	9,751,477	2.00%	23.73%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2023	0.00%	35,256	18.34	646,433	0.00%	8.03%
2022	0.00%	42,731	16.97	725,270	0.00%	-12.19%
2021	0.00%	45,631	19.33	882,032	0.23%	2.75%
2020	0.00%	45,772	18.81	861,073	0.10%	6.71%
2019	0.00%	38,903	17.63	685,801	2.26%	9.53%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2023	0.00%	677,839	26.98	18,290,659	0.00%	14.72%
2022	0.00%	780,416	23.52	18,356,268	0.00%	-16.55%
2021	0.00%	823,451	28.19	23,210,596	0.19%	10.31%
2020	0.00%	888,195	25.55	22,694,832	0.14%	10.34%
2019	0.00%	1,003,813	23.16	23,244,593	2.13%	17.74%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2023	0.00%	32,796	14.39	471,783	2.14%	17.31%
2022	0.00%	39,154	12.26	480,134	3.79%	-14.51%
2021	0.00%	36,314	14.34	520,872	2.65%	10.53%
2020	0.00%	43,796	12.98	568,356	2.15%	7.34%
2019	0.00%	54,325	12.09	656,802	3.19%	21.42%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2023	0.00%	50,697	26.70	1,353,662	6.11%	13.13%
2022	0.00%	51,831	23.60	1,223,370	5.54%	-11.93%
2021	0.00%	54,009	26.80	1,447,492	4.68%	4.96%
2020	0.00%	57,914	25.53	1,478,736	5.22%	6.02%
2019	0.00%	63,506	24.08	1,529,511	5.43%	14.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2023	0.00%	7,599	15.40	117,032	0.00%	13.20%
2022	0.00%	8,512	13.60	115,802	0.00%	-14.96%
2021	0.00%	7,821	16.00	125,112	0.43%	12.34%
2020	0.00%	7,189	14.24	102,373	0.12%	6.59%
2019	0.00%	10,172	13.36	135,896	2.66%	15.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2023	0.00%	9,187	14.03	128,869	0.00%	12.38%
2022	0.00%	8,551	12.48	106,739	0.00%	-13.87%
2021	0.00%	7,494	14.49	108,608	0.44%	7.72%
2020	0.00%	6,576	13.45	88,473	0.14%	4.83%
2019	0.00%	7,848	12.83	100,723	2.76%	13.37%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2023	0.00%	99,787	53.05	5,293,312	1.25%	16.06%
2022	0.00%	103,079	45.71	4,711,468	1.18%	-13.40%
2021	0.00%	110,991	52.78	5,857,916	1.22%	24.26%
2020	0.00%	111,270	42.47	4,726,128	1.17%	13.11%
2019	0.00%	129,476	37.55	4,861,802	1.29%	25.65%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2023	0.00%	106,394	21.60	2,298,597	6.10%	8.70%
2022	0.00%	94,133	19.88	1,870,956	3.67%	-2.30%
2021	0.00%	97,549	20.34	1,984,421	5.52%	5.24%
2020	0.00%	96,716	19.33	1,869,551	3.32%	4.06%
2019	0.00%	108,524	18.58	2,015,955	4.63%	9.17%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2023	0.00%	39,282	15.48	608,097	0.00%	12.61%
2022	0.00%	40,852	13.75	561,566	0.00%	-15.08%
2021	0.00%	39,977	16.19	647,157	0.32%	15.72%
2020	0.00%	38,665	13.99	540,888	0.81%	7.53%
2019	0.00%	30,605	13.01	398,139	3.08%	15.59%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2023	0.00%	10,885	14.24	155,012	0.00%	12.70%
2022	0.00%	10,252	12.64	129,547	0.00%	-13.61%
2021	0.00%	9,641	14.63	141,025	0.33%	10.24%
2020	0.00%	8,972	13.27	119,049	0.66%	5.32%
2019	0.00%	7,915	12.60	99,717	2.84%	14.05%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2023	0.00%	65,790	52.01	3,421,432	1.70%	8.84%
2022	0.00%	75,256	47.78	3,595,794	1.16%	-1.13%
2021	0.00%	82,931	48.33	4,007,769	1.17%	34.53%
2020	0.00%	110,612	35.92	3,973,467	1.50%	1.49%
2019	0.00%	155,966	35.39	5,520,250	2.67%	26.95%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2023	0.00%	268,648	17.23	4,628,554	1.92%	9.00%
2022	0.00%	275,461	15.81	4,354,243	1.36%	-1.02%
2021	0.00%	289,488	15.97	4,623,105	1.41%	34.71%
2020	0.00%	257,940	11.86	3,057,920	1.53%	18.55%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2023	0.00%	82,452	11.21	924,335	2.74%	5.19%
2022	0.00%	82,319	10.66	877,301	2.36%	-13.39%
2021	0.00%	78,834	12.30	970,020	2.10%	-2.08%
2020	0.00%	69,966	12.57	879,179	2.68%	7.20%
2019	0.00%	50,654	11.72	593,780	2.61%	8.40%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2023	0.00%	36,429	15.43	562,166	3.14%	5.19%
2022	0.00%	37,542	14.67	550,779	2.41%	-14.69%
2021	0.00%	37,376	17.20	642,780	1.96%	-1.03%
2020	0.00%	37,674	17.38	654,642	2.56%	7.01%
2019	0.00%	43,668	16.24	709,078	2.77%	8.94%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2023	0.00%	251,330	24.70	6,209,069	0.00%	16.45%
2022	0.00%	244,972	21.21	5,196,886	0.00%	-14.95%
2021	0.00%	259,254	24.94	6,466,861	0.28%	15.75%
2020	0.00%	249,997	21.55	5,387,402	0.99%	11.67%
2019	0.00%	250,374	19.30	4,831,611	2.98%	20.22%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2023	0.00%	43,837	16.93	742,112	0.00%	8.91%
2022	0.00%	44,356	15.54	689,463	0.00%	-11.97%
2021	0.00%	53,499	17.66	944,660	0.22%	4.49%
2020	0.00%	54,004	16.90	912,631	0.26%	7.69%
2019	0.00%	50,834	15.69	797,710	2.65%	10.77%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2023	0.00%	644,680	26.15	16,855,663	0.00%	18.07%
2022	0.00%	712,653	22.15	15,781,738	0.00%	-15.01%
2021	0.00%	722,445	26.06	18,824,549	0.24%	18.12%
2020	0.00%	739,554	22.06	16,314,437	1.09%	12.36%
2019	0.00%	775,827	19.63	15,232,052	2.98%	22.32%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2023	0.00%	19,396	20.04	388,771	0.00%	11.88%
2022	0.00%	19,489	17.92	349,168	0.00%	-13.05%
2021	0.00%	19,286	20.61	397,396	0.25%	9.23%
2020	0.00%	19,853	18.86	374,522	0.56%	9.15%
2019	0.00%	20,399	17.28	352,556	2.67%	14.28%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2023	0.00%	246,874	23.21	5,729,730	0.00%	14.95%
2022	0.00%	252,692	20.19	5,101,857	0.00%	-14.08%
2021	0.00%	268,077	23.50	6,299,477	0.26%	13.64%
2020	0.00%	296,900	20.68	6,139,610	0.83%	10.77%
2019	0.00%	348,469	18.67	6,505,401	2.84%	18.32%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2023	0.00%	234,228	27.48	6,435,801	0.00%	19.74%
2022	0.00%	235,190	22.95	5,396,874	0.00%	-15.23%
2021	0.00%	246,851	27.07	6,682,533	0.19%	20.19%
2020	0.00%	252,996	22.52	5,698,520	1.16%	12.74%
2019	0.00%	245,973	19.98	4,914,285	2.88%	24.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2023	0.00%	106,545	21.44	2,284,502	0.00%	13.40%
2022	0.00%	121,161	18.91	2,290,922	0.00%	-13.60%
2021	0.00%	133,807	21.88	2,928,354	0.27%	11.12%
2020	0.00%	130,628	19.69	2,572,655	0.70%	9.71%
2019	0.00%	125,913	17.95	2,260,289	2.84%	16.29%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2023	0.00%	21,026	24.65	518,183	0.00%	13.04%
2022	0.00%	21,652	21.80	472,063	0.00%	-14.99%
2021	0.00%	20,702	25.65	530,942	0.20%	8.24%
2020	0.00%	26,960	23.69	638,789	0.13%	9.41%
2019	0.00%	26,454	21.66	572,912	1.87%	15.34%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2023	0.00%	33,625	18.32	615,990	0.00%	13.14%
2022	0.00%	33,747	16.19	546,443	0.00%	-14.84%
2021	0.00%	33,704	19.01	640,820	0.38%	8.45%
2020	0.00%	31,435	17.53	551,098	0.13%	9.50%
2019	0.00%	29,486	16.01	472,068	2.54%	15.51%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2023	0.00%	4,275	31.69	135,457	0.00%	16.38%
2022	0.00%	4,490	27.23	122,248	0.00%	-17.57%
2021	0.00%	4,800	33.03	158,536	0.11%	12.16%
2020	0.00%	14,084	29.45	414,737	0.18%	11.62%
2019	0.00%	18,826	26.38	496,671	2.00%	19.94%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2023	0.00%	53,705	22.02	1,182,765	0.00%	16.56%
2022	0.00%	50,776	18.89	959,373	0.00%	-17.50%
2021	0.00%	49,477	22.90	1,133,070	0.40%	12.38%
2020	0.00%	38,854	20.38	791,806	0.17%	20.04%
2019	0.00%	32,791	18.23	597,698	2.47%	20.11%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2023	0.00%	89,649	23.68	2,122,983	0.00%	18.14%
2022	0.00%	86,603	20.05	1,735,963	0.00%	-18.23%
2021	0.00%	83,875	24.51	2,056,019	0.31%	13.84%
2020	0.00%	98,905	21.53	2,129,737	0.23%	12.53%
2019	0.00%	94,739	19.14	1,812,883	2.50%	22.04%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2023	0.00%	31,205	16.82	524,749	0.00%	11.45%
2022	0.00%	30,210	15.09	455,834	0.00%	-14.34%
2021	0.00%	28,860	17.61	508,354	0.42%	6.87%
2020	0.00%	28,333	16.48	466,972	0.14%	8.71%
2019	0.00%	25,645	15.16	388,796	2.50%	13.67%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2023	0.00%	1,017	10.07	10,240	3.00%	5.22%
2022	0.00%	721	9.57	6,897	2.00%	-13.74%
2021	0.00%	587	11.09	6,509	0.95%	-2.02%
2020	0.00%	998	11.32	11,296	0.91%	7.12%
2019	0.00%	931	10.57	9,837	1.13%	5.66%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2023	0.00%	13,968	15.45	215,785	1.69%	20.48%
2022	0.00%	10,255	12.82	131,490	5.11%	-16.38%
2021	0.00%	1,257	15.33	19,274	1.20%	21.87%
2020	0.00%	1,257	12.58	15,816	1.63%	15.76%
2019	0.00%	988	10.87	10,739	0.47%	8.69%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2023	0.00%	92,544	25.98	2,404,728	0.00%	19.52%
2022	0.00%	87,879	21.74	1,910,624	0.00%	-18.77%
2021	0.00%	81,023	26.77	2,168,691	0.25%	15.74%
2020	0.00%	77,433	23.13	1,790,742	0.24%	13.00%
2019	0.00%	69,297	20.47	1,418,191	2.35%	23.80%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2023	0.00%	25,796	13.99	360,933	0.00%	8.16%
2022	0.00%	24,976	12.94	323,097	0.00%	-12.04%
2021	0.00%	27,142	14.71	399,194	0.41%	2.85%
2020	0.00%	26,358	14.30	376,937	0.12%	6.95%
2019	0.00%	16,532	13.37	221,055	2.47%	9.65%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2023	0.00%	293,419	20.14	5,909,292	0.00%	14.95%
2022	0.00%	281,826	17.52	4,937,499	0.00%	-16.49%
2021	0.00%	382,503	20.98	8,024,558	0.46%	10.44%
2020	0.00%	213,100	19.00	4,048,087	0.14%	17.83%
2019	0.00%	161,135	17.18	2,767,875	2.47%	17.83%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2023	0.00%	13,081	15.39	201,352	2.60%	21.46%
2022	0.00%	13,693	12.67	173,526	3.55%	-14.38%
2021	0.00%	14,363	14.80	212,580	2.28%	12.40%
2020	0.00%	15,638	13.17	205,919	0.96%	7.69%
2019	0.00%	19,510	12.23	238,570	2.23%	18.91%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2023	0.00%	106,050	14.48	1,535,153	2.58%	17.58%
2022	0.00%	109,854	12.31	1,352,488	3.97%	-14.29%
2021	0.00%	106,704	14.36	1,532,784	3.05%	10.84%
2020	0.00%	94,568	12.96	1,225,579	2.62%	7.53%
2019	0.00%	90,713	12.05	1,093,252	4.25%	21.77%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2023	0.00%	114,249	17.44	1,992,000	3.67%	7.40%
2022	0.00%	115,659	16.23	1,877,702	2.63%	-13.46%
2021	0.00%	121,706	18.76	2,283,192	4.98%	-0.72%
2020	0.00%	114,300	18.90	2,159,891	6.19%	9.31%
2019	0.00%	36,213	17.29	626,043	2.94%	9.89%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2023	0.00%	154,545	14.32	2,212,933	1.88%	15.67%
2022	0.00%	174,561	12.38	2,160,931	0.00%	-37.93%
2021	0.00%	187,456	19.94	3,738,378	0.39%	-1.08%
2020	0.00%	175,382	20.16	3,535,735	1.02%	51.04%
2019	0.00%	177,721	13.35	2,372,177	1.25%	33.15%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2023	0.00%	160,917	14.19	2,282,820	2.74%	15.67%
2022	0.00%	160,112	12.26	1,963,659	3.76%	-5.86%
2021	0.00%	153,673	13.03	2,002,088	3.40%	10.58%
2020	0.00%	146,968	11.78	1,731,553	0.00%	17.82%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2023	0.00%	157,790	60.44	9,536,147	5.35%	35.36%
2022	0.00%	169,682	44.65	7,576,250	5.19%	-12.49%
2021	0.00%	181,461	51.02	9,258,435	0.00%	40.45%
2020	0.00%	188,493	36.33	6,847,175	0.00%	30.09%
2019	0.00%	210,614	27.93	5,881,400	4.11%	30.53%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2023	0.00%	112,601	32.24	3,630,042	0.00%	20.58%
2022	0.00%	119,573	26.74	3,196,965	0.00%	-37.61%
2021	0.00%	122,840	42.85	5,264,074	0.12%	-4.70%
2020	0.00%	132,191	44.97	5,943,154	0.00%	60.90%
2019	0.00%	154,743	27.95	4,324,781	0.00%	37.25%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2023	0.00%	4,241	30.92	131,136	1.58%	8.82%
2022	0.00%	4,822	28.41	137,011	1.54%	-2.59%
2021	0.00%	4,638	29.17	135,290	0.80%	24.20%
2020	0.00%	5,339	23.49	125,391	2.31%	-1.07%
2019	0.00%	4,387	23.74	104,148	2.30%	23.97%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2023	0.00%	90,210	34.50	3,111,934	1.51%	8.63%
2022	0.00%	105,210	31.76	3,341,003	1.39%	-2.66%
2021	0.00%	99,861	32.62	3,257,923	0.76%	24.02%
2020	0.00%	100,679	26.31	2,648,527	2.05%	-1.14%
2019	0.00%	112,690	26.61	2,998,807	2.22%	23.85%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2023	0.00%	56,590	36.55	2,068,319	0.53%	23.39%
2022	0.00%	58,135	29.62	1,721,985	0.40%	-17.06%
2021	0.00%	59,282	35.71	2,117,174	0.31%	26.57%
2020	0.00%	59,709	28.22	1,684,778	0.40%	13.55%
2019	0.00%	69,005	24.85	1,714,733	0.64%	28.07%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2023	0.00%	88,199	33.99	2,998,251	0.29%	20.68%
2022	0.00%	94,828	28.17	2,671,170	0.50%	-22.95%
2021	0.00%	99,103	36.56	3,623,128	0.33%	26.76%
2020	0.00%	101,598	28.84	2,930,328	0.70%	13.34%
2019	0.00%	139,859	25.45	3,559,160	0.69%	26.05%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2023	0.00%	463,507	69.03	31,995,907	1.42%	23.88%
2022	0.00%	509,911	55.72	28,413,944	0.88%	-22.10%
2021	0.00%	538,274	71.53	38,504,975	0.68%	30.24%
2020	0.00%	387,838	54.92	21,301,809	1.34%	18.90%
2019	0.00%	430,074	46.19	19,867,262	1.72%	37.62%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2023	0.00%	167,036	23.98	4,004,703	2.33%	12.88%
2022	0.00%	173,619	21.24	3,687,718	1.56%	-28.52%
2021	0.00%	175,894	29.71	5,226,510	1.08%	46.75%
2020	0.00%	186,896	20.25	3,784,366	1.52%	-5.39%
2019	0.00%	211,385	21.40	4,523,842	1.72%	30.70%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2023	0.00%	58,860	24.23	1,426,292	1.19%	16.35%
2022	0.00%	57,100	20.83	1,189,222	0.84%	-20.72%
2021	0.00%	55,530	26.27	1,458,843	0.82%	14.20%
2020	0.00%	56,842	23.00	1,307,620	0.97%	19.32%
2019	0.00%	60,417	19.28	1,164,843	1.01%	24.96%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I (NVSTB1)
2023	0.00%	9,836	11.70	115,040	3.80%	5.95%
2022	0.00%	10,376	11.04	114,533	2.39%	-5.39%
2021	0.00%	10,543	11.67	123,007	1.39%	-0.44%
2020	0.00%	9,670	11.72	113,321	2.05%	3.20%
2019	0.00%	8,184	11.36	92,931	2.46%	4.33%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2023	0.00%	74,518	12.77	951,549	3.57%	5.69%
2022	0.00%	77,103	12.08	931,587	1.95%	-5.67%
2021	0.00%	87,535	12.81	1,121,178	1.17%	-0.59%
2020	0.00%	64,288	12.88	828,306	1.65%	2.83%
2019	0.00%	62,423	12.53	782,128	2.25%	4.09%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2023	0.00%	66,224	22.84	1,512,544	2.47%	15.56%
2022	0.00%	75,955	19.76	1,501,214	3.57%	-5.99%
2021	0.00%	83,893	21.02	1,763,805	2.36%	10.40%
2020	0.00%	91,094	19.04	1,734,793	1.38%	5.18%
2019	0.00%	106,660	18.11	1,931,207	2.46%	12.49%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2023	0.00%	671,183	12.66	8,495,263	4.65%	4.75%
2022	0.00%	718,370	12.08	8,680,462	1.32%	1.30%
2021	0.00%	644,193	11.93	7,684,551	0.00%	0.00%
2020	0.00%	870,481	11.93	10,383,931	0.20%	0.24%
2019	0.00%	436,476	11.90	5,194,058	1.76%	1.78%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2023	0.00%	41,358	11.05	457,140	4.60%	4.80%
2022	0.00%	74,226	10.55	782,875	1.54%	1.33%
2021	0.00%	48,415	10.41	503,942	0.00%	0.00%
2020	0.00%	118,831	10.41	1,236,888	0.20%	0.26%
2019	0.00%	54,674	10.38	567,620	1.93%	1.83%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2023	0.00%	63,184	47.63	3,009,555	0.52%	13.99%
2022	0.00%	65,495	41.79	2,736,820	0.45%	-18.77%
2021	0.00%	67,572	51.44	3,475,936	0.00%	30.84%
2020	0.00%	70,786	39.32	2,783,079	0.02%	22.69%
2019	0.00%	74,909	32.05	2,400,533	0.07%	25.65%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2023	0.00%	38,813	39.44	1,530,956	0.00%	17.47%
2022	0.00%	40,043	33.58	1,344,627	0.00%	-30.37%
2021	0.00%	42,011	48.22	2,025,877	0.00%	10.31%
2020	0.00%	43,016	43.72	1,880,502	0.00%	40.89%
2019	0.00%	51,397	31.03	1,594,814	0.00%	35.71%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2023	0.00%	34,382	39.78	1,367,635	0.43%	17.45%
2022	0.00%	35,585	33.87	1,205,187	0.34%	-12.91%
2021	0.00%	36,683	38.89	1,426,609	0.00%	32.04%
2020	0.00%	40,440	29.45	1,191,084	0.08%	5.15%
2019	0.00%	45,919	28.01	1,286,193	1.13%	19.00%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2023	0.00%	103,727	44.02	4,566,444	1.33%	8.27%
2022	0.00%	111,727	40.66	4,542,732	1.18%	-8.44%
2021	0.00%	116,191	44.41	5,159,942	0.78%	21.88%
2020	0.00%	120,335	36.44	4,384,556	1.13%	10.35%
2019	0.00%	132,610	33.02	4,378,437	1.29%	29.31%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2023	0.00%	12,077	20.39	246,210	0.00%	17.96%
2022	0.00%	12,575	17.28	217,331	0.00%	-28.83%
2021	0.00%	11,811	24.28	286,804	0.00%	12.72%
2020	0.00%	11,856	21.54	255,400	0.00%	39.71%
2019	0.00%	23,125	15.42	356,564	0.00%	32.48%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2023	0.00%	21,354	50.75	1,083,609	0.33%	26.90%
2022	0.00%	24,449	39.99	977,706	0.45%	-18.45%
2021	0.00%	24,418	49.04	1,197,411	0.38%	23.48%
2020	0.00%	25,554	39.71	1,014,862	0.62%	19.56%
2019	0.00%	27,290	33.22	906,480	0.43%	25.88%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2023	0.00%	74,996	13.64	1,022,580	4.62%	5.90%
2022	0.00%	75,284	12.88	969,308	3.78%	-5.19%
2021	0.00%	82,199	13.58	1,116,229	2.69%	0.74%
2020	0.00%	74,222	13.48	1,000,491	2.28%	3.46%
2019	0.00%	83,675	13.03	1,090,217	1.72%	3.69%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2023	0.00%	24,793	14.07	348,929	0.18%	9.17%
2022	0.00%	25,038	12.89	322,777	17.97%	-12.08%
2021	0.00%	28,842	14.66	422,920	1.00%	8.51%
2020	0.00%	28,981	13.51	391,634	2.23%	5.66%
2019	0.00%	27,741	12.79	354,787	2.31%	14.48%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2023	0.00%	21,812	14.98	326,831	0.39%	11.00%
2022	0.00%	21,501	13.50	290,243	7.53%	-13.79%
2021	0.00%	27,793	15.66	435,177	0.99%	12.43%
2020	0.00%	25,319	13.93	352,610	2.11%	5.18%
2019	0.00%	22,249	13.24	294,599	1.93%	16.93%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2023	0.00%	20,456	14.92	305,179	0.37%	10.23%
2022	0.00%	19,603	13.53	265,312	17.31%	-13.53%
2021	0.00%	17,992	15.65	281,595	1.04%	10.98%
2020	0.00%	16,780	14.10	236,641	2.26%	5.90%
2019	0.00%	14,918	13.32	198,662	2.13%	16.16%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2023	0.00%	34,532	15.97	551,425	3.02%	8.14%
2022	0.00%	41,760	14.77	616,647	7.79%	-11.84%
2021	0.00%	41,437	16.75	694,087	11.09%	16.23%
2020	0.00%	40,618	14.41	585,350	5.03%	8.01%
2019	0.00%	39,480	13.34	526,744	2.84%	11.90%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2023	0.00%	25,487	12.41	316,185	2.53%	6.22%
2022	0.00%	26,680	11.68	311,606	1.58%	-18.98%
2021	0.00%	30,180	14.42	435,071	5.90%	-7.52%
2020	0.00%	28,139	15.59	438,623	5.48%	10.77%
2019	0.00%	29,036	14.07	408,591	2.02%	7.02%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2023	0.00%	180,129	13.62	2,453,360	3.61%	4.98%
2022	0.00%	186,479	12.97	2,419,389	1.65%	-5.75%
2021	0.00%	204,503	13.77	2,815,174	0.52%	-0.93%
2020	0.00%	196,756	13.89	2,733,848	1.23%	2.99%
2019	0.00%	230,499	13.49	3,109,652	2.78%	4.03%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2023	0.00%	23,238	8.40	195,302	18.13%	-7.85%
2022	0.00%	58,697	9.12	535,358	20.45%	8.61%
2021	0.00%	28,377	8.40	238,291	5.33%	33.34%
2020	0.00%	14,458	6.30	91,051	6.21%	1.35%
2019	0.00%	13,833	6.21	85,953	4.48%	11.43%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2023

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	99,084	14.35	1,421,811	2.11%	8.64%
2019	0.00%	114,438	13.21	1,511,555	3.03%	8.35%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2023	0.00%	1,944	10.70	20,795	4.46%	5.91%
2022	0.00%	3,757	10.10	37,942	1.01%	0.99%	****
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2023	0.00%	135,091	20.46	2,764,285	1.92%	15.67%
2022	0.00%	122,880	17.69	2,173,875	0.77%	-3.13%
2021	0.00%	32,924	18.26	601,287	1.06%	27.30%
2020	0.00%	22,020	14.35	315,899	1.64%	5.80%
2019	0.00%	19,979	13.56	270,899	1.83%	30.40%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2023	0.00%	29,325	31.76	931,254	0.00%	44.47%
2022	0.00%	26,239	21.98	576,752	0.00%	-30.50%
2021	0.00%	24,473	31.63	774,037	0.00%	22.65%
2020	0.00%	24,495	25.79	631,638	0.02%	38.71%
2019	0.00%	3,314	18.59	61,609	0.14%	36.74%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2023	0.00%	57,112	65.88	3,762,650	0.00%	2.68%
2022	0.00%	63,080	64.16	4,047,189	0.00%	-12.69%
2021	0.00%	70,232	73.48	5,160,783	0.00%	12.83%
2020	0.00%	69,479	65.13	4,524,926	0.00%	29.27%
2019	0.00%	71,727	50.38	3,613,680	0.00%	28.63%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2023	0.00%	56,105	48.43	2,716,887	0.00%	2.96%
2022	0.00%	58,714	47.03	2,761,477	0.00%	-12.47%
2021	0.00%	53,658	53.74	2,883,335	0.00%	13.10%
2020	0.00%	56,741	47.51	2,695,775	0.00%	29.62%
2019	0.00%	48,986	36.65	1,795,517	0.00%	28.95%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2023	0.00%	211,392	9.81	2,073,269	2.68%	-3.58%
2022	0.00%	214,734	10.17	2,184,344	1.75%	8.39%
2021	0.00%	216,952	9.38	2,036,011	0.44%	18.92%
2020	0.00%	208,477	7.89	1,645,224	0.92%	19.11%
2019	0.00%	256,009	6.63	1,696,162	0.00%	11.87%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2023	0.00%	15,648	13.03	203,960	2.53%	11.31%
2022	0.00%	16,329	11.71	191,202	1.52%	-25.90%
2021	0.00%	7,094	15.80	112,100	1.07%	46.87%
2020	0.00%	7,047	10.76	75,820	1.32%	-1.33%
2019	0.00%	7,067	10.90	77,060	3.37%	9.04%	****

*

This represents the annual contract expense rate or range of rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2023

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2023, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 2.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2024

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2023	2022

Admitted assets
Invested assets
Bonds	$43,867	$40,208
Stocks	3,714	3,700
Mortgage loans, net of allowance	9,144	8,363
Policy loans	969	933
Derivative assets	113	143
Cash, cash equivalents and short-term investments	1,555	1,621
Securities lending collateral assets	359	232
Other invested assets	2,198	1,848
Total invested assets	$61,919	$57,048
Accrued investment income	965	585
Deferred federal income tax assets, net	632	589
Other assets	404	378
Separate account assets	113,270	102,808
Total admitted assets	$177,190	$161,408

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$49,373	$45,482
Policyholders’ dividend accumulation	380	398
Asset valuation reserve	841	707
Payable for securities	512	323
Securities lending payable	359	232
Funds held under coinsurance	1,323	1,608
Other liabilities	1,447	1,253
Accrued transfers from separate accounts	(1,548)	(1,598)
Separate account liabilities	113,270	102,808
Total liabilities	$165,957	$151,213

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares,issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	93	-
Additional paid-in capital	2,443	2,308
Unassigned surplus	7,593	6,783
Total capital and surplus	$11,233	$10,195
Total liabilities, capital and surplus	$177,190	$161,408

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2023	2022	2021

Revenues
Premiums and annuity considerations	$14,670	$14,535	$12,664
Net investment income	3,136	2,019	2,231
Other revenues	2,389	2,346	2,455
Total revenues	$20,195	$18,900	$17,350

Benefits and expenses
Benefits to policyholders and beneficiaries	$17,416	$15,963	$16,884
Increase in reserves for future policy benefits and claims	3,747	2,525	807
Net transfers from separate accounts	(3,742)	(1,635)	(3,002)
Commissions	766	810	858
Reserve adjustment on reinsurance assumed	(153)	(161)	(151)
Other expenses	702	564	469
Total benefits and expenses	$18,736	$18,066	$15,865

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$1,459	$834	$1,485
Federal income tax expense (benefit)	108	100	(9)

Income before net realized capital (losses) gains on investments	$1,351	$734	$1,494
Net realized capital (losses) gains on investments, net of federal income tax (benefit) expense of $(4), $3 and $59 in 2023, 2022 and 2021, respectively, and excluding $(30), $(103) and $15 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2023, 2022 and 2021, respectively	(402)	240	(683)
Net income	$949	$974	$811

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2020	$4	$1,100	$-	$1,998	$6,003	$9,105

Change in reserve on account of change in valuation basis	-	-	-	-	2	2
Cumulative effect of change in accounting principle	-	-	-	-	6	6
Balance as of January 1, 2021	$4	$1,100	$-	$1,998	$6,011	$9,113

Net income	-	-	-	-	811	811
Change in asset valuation reserve	-	-	-	-	(144)	(144)
Change in deferred income taxes	-	-	-	-	50	50
Change in net unrealized capital gains and losses, net of tax expense of $30	-	-	-	-	(142)	(142)
Change in nonadmitted assets	-	-	-	-	(47)	(47)
Dividends paid to Nationwide Financial Services, Inc.	-	-	-	-	(550)	(550)
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2023	2022	2021

Cash flows from operating activities:
Premiums collected, net of reinsurance	$14,675	$14,545	$12,661
Net investment income	2,775	2,064	2,404
Other revenue	2,021	3,178	2,367
Policy benefits and claims paid	(17,567)	(15,962)	(16,735)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,268)	(1,275)	(1,122)
Net transfers from separate accounts	3,792	1,658	2,871
Policyholders’ dividends paid	(28)	(30)	(36)
Federal income taxes recovered (paid)	98	(261)	121
Net cash provided by operating activities	$4,498	$3,917	$2,531

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$2,594	$3,444	$6,953
Stocks	46	19	127
Mortgage loans	635	1,139	1,053
Derivative assets	-	431	-
Other invested assets and other	467	641	279
Total investment proceeds	$3,742	$5,674	$8,412
Cost of investments acquired:
Bonds	$(6,256)	$(6,024)	$(7,744)
Stocks	(35)	(901)	(538)
Mortgage loans	(1,370)	(1,305)	(1,441)
Derivative assets	(556)	-	(589)
Other invested assets and other	(766)	(1,057)	(594)
Total investments acquired	$(8,983)	$(9,287)	$(10,906)
Net increase in policy loans	(37)	(19)	(25)
Net cash used in investing activities	$(5,278)	$(3,632)	$(2,519)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$135	$310	$-
Dividend paid to Nationwide Financials Services, Inc.	-	-	(550)
Net change in deposits on deposit-type contract funds and other insurance liabilities	270	391	517
Other cash provided (used)	309	(1)	196
Net cash provided by financing activities and miscellaneous	$714	$700	$163

Net (decrease) increase in cash, cash equivalents and short-term investments	$(66)	$985	$175
Cash, cash equivalents and short-term investments at beginning of year	1,621	636	461
Cash, cash equivalents and short-term investments at end of year	$1,555	$1,621	$636
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$385	$349	$277
Intercompany transfer of securities from merger	$203	$-	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include life insurance, fixed and variable individual annuities, private and public sector group retirement plans, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2023 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and nonadmitted subsidiary. NWSBL is an Ohio limited liability company and offers a securities-based lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2023 and 2022, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Effective January 1, 2022, Harleysville Life Insurance Company (“HLIC”), an Ohio domiciled stock life insurance company and subsidiary of NMIC that offered universal and traditional life insurance, disability income insurance and fixed annuity contracts on a non-participating basis, completed a merger agreement with NLAIC. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of HLIC were merged with and into NLAIC, with NLAIC continuing as the surviving entity. All shares of HLIC were cancelled and the outstanding surplus balance was merged into NLAIC’s additional paid-in capital and unassigned surplus. There was not a material impact on the Company’s surplus as a result of the merger.

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	2023	December 31, 2022	2021

Net Income
Statutory Net Income			OH	$949	$974	$811
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	4	OH	110	(43)	9
Reserves for indexed annuities	51	4	OH	(75)	15	(20)
Tax impact	101	4	OH	(7)	6	3
NAIC SAP				$977	$952	$803

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

		F/S	State of	As of December 31,
(in millions)	SSAP #	Page	domicile	2023	2022
Surplus
Statutory Capital and Surplus			OH	$11,233	$10,195
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	2,4	OH	84	(30)
Reserves for indexed annuities	51	3,4	OH	(82)	(7)
Tax impact	101	2,4	OH	-	8
Subsidiary Valuation - NLAIC	51,86,101	2	OH	89	(232)
Subsidiary valuation - Eagle	51	2	OH	(228)	118
State Permitted Practice:
Subsidiary valuation - Eagle	61R	2	OH	(853)	-
Subsidiary valuation - Olentangy	20	2	VT	-	(67)
NAIC SAP				$10,243	$9,985

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net unrealized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded loan-specific reserve is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.1 billion, $2.9 billion and $2.6 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2023, 2022 and 2021, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2041. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.8 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% and 4% of the Company’s life insurance in force in 2023 and 2022, respectively, and 48% and 49% of the number of life insurance policies in force in 2023 and 2022, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2023 and 2022.

Accounting Changes and Corrections of Errors

Effective January 1, 2021, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging indexed products and indexed annuity reserve liabilities. As a result of the Company’s election to apply OAC 3901-1-67 as of January 1, 2021, the Company’s admitted assets decreased $3 million, total liabilities decreased $2 million and capital and surplus decreased $1 million, which included a $3 million reduction to unassigned surplus from the cumulative effect of the change in accounting principle.

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. The error resulted in an overstatement of net income of $22 million, an overstatement of total surplus of $45 million, an overstatement of total assets of $13 million and an understatement of total liabilities of $32 million as of and for the year ended December 31, 2021. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that clarifies accounting and reporting considerations of SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”), as it relates to the liquidation of Scottish Re U.S. (“SRUS”). On July 18, 2023, SRUS was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware (“Court”), resulting in termination of the reinsurance agreements between the Company and SRUS effective September 30, 2023, and the recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R related to SRUS reinsurance recoverables and assets held in a trust that secure the annuity reinsurance recoverables. The Company will continue to work with the SRUS liquidator and the Court to resolve when the Company will be able to access the trust assets. As of December 31, 2023, assets held in trust and reinsurance recoverables related to SRUS are immaterial.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level risk-based capital greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2023, the Company has $93 million of admitted disallowed IMR in capital and surplus in the general account.

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized capital gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory capital and surplus of $9 million as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through March 20, 2024, the date the statutory financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value	$6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$2,279	$90	$-	$2,369	4%
At book value less current surrender charge of 5% or more	675	-	-	675	1%
At fair value	11	-	57,823	57,834	87%
Total with market value adjustment or at fair value	$2,965	$90	$57,823	$60,878	92%
At book value without adjustment (minimal or no charge or adjustment)	3,365	-	6	3,371	5%
Not subject to discretionary withdrawal	2,009	-	56	2,065	3%
Total, gross	$8,339	$90	$57,885	$66,314	100%
Less: Reinsurance ceded	(110)	-	-	(110)
Total, net	$8,229	$90	$57,885	$66,204
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$18,397	$2,069	$-	$20,466	49%
At book value less current surrender charge of 5% or more	6	-	-	6	0%
At fair value	-	-	15,701	15,701	38%
Total with market value adjustment or at fair value	$18,403	$2,069	$15,701	$36,173	87%
At book value without adjustment (minimal or no charge or adjustment)	4,211	-	-	4,211	10%
Not subject to discretionary withdrawal	1,051	103	-	1,154	3%
Total, gross	$23,665	$2,172	$15,701	$41,538	100%
Less: Reinsurance ceded	(53)	-	-	(53)
Total, net	$23,612	$2,172	$15,701	$41,485
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$6	$-	$-	$6
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	666	2	668	16%
Not subject to discretionary withdrawal	3,522	14	3,536	84%
Total, gross	$4,189	$16	$4,205	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,189	$16	$4,205

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$34,748	$31,827
Supplemental contracts with life contingencies, net	14	14
Deposit-type contracts	4,459	4,189
Subtotal	$39,221	$36,030
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,006	$75,848
Other contract deposit funds	19	16
Subtotal	$82,025	$75,864
Total annuity actuarial reserves and deposit fund liabilities, net	$121,246	$111,894

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,626	1,982	2,802	-	-	-
Universal life with secondary guarantees	426	353	929	-	-	-
Indexed universal life with secondary guarantees	283	210	304	-	-	-
Other permanent cash value life insurance	-	1,979	2,473	-	-	-
Variable life	2,850	2,898	3,010	25,626	25,621	25,260
Subtotal	$6,185	$7,433	$9,529	$25,626	$25,621	$25,260
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	206	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	15	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	31	-	-	-
Total, gross	$6,185	$7,433	$9,841	$25,626	$25,621	$25,260
Less: reinsurance ceded	(9)	(9)	(178)	-	-	-
Total, net	$6,176	$7,424	$9,663	$25,626	$25,621	$25,260

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Life, accident and health annual statement:
Life Insurance, net	$10,241	$9,569
Accidental death benefits, net	1	1
Disability - active lives, net	17	14
Disability - disabled lives, net	53	52
Miscellaneous reserves, net	27	27
Subtotal	$10,339	$9,663
Separate accounts annual statement:
Life insurance[1]	$29,909	$25,570
Subtotal	$29,909	$25,570
Total life actuarial reserves, net	$40,248	$35,233
1	Life insurance account value, cash value and reserve include separate accounts with guarantees of $302 million and $310 million for universal life as of December 31, 2023 and 2022, respectively.

The total direct premium written by managing general agents and third-party administrators was $451 million, $415 million and $444 million as of December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2023		December 31, 2022
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,634	$-	$63,282	$-
Group annuities	15,453	-	13,743	-
Life insurance	30,082	-	25,688	-
Pension risk transfer group annuities	101	-	95	-
Total	$113,270	$-	$102,808	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631
2019	$58	$612

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics:
With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$174	$-	$7,583	$7,757
Reserves
For accounts with assets at:
Fair value	$2,016	$145	$98,862	$101,023
Amortized cost	411	-	-	411
Total reserves[1]	$2,427	$145	$98,862	$101,434
By withdrawal characteristics:
With market value adjustment	$2,117	$145	$-	$2,262
At fair value	-	-	98,784	98,784
At book value without market value adjustment and with current surrender charge less than 5%	310	-	8	318
Subtotal	$2,427	$145	$98,792	$101,364
Not subject to discretionary withdrawal	-	-	70	70
Total reserves[1]	$2,427	$145	$98,862	$101,434
1

The total reserves balance does not equal the liabilities related to separate accounts of $102.8 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

		December 31,
(in millions)	2023	2022	2021
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,268	$7,757	$8,309
Transfers from separate accounts	(9,446)	(8,860)	(10,860)
Net transfers from separate accounts	$(3,178)	$(1,103)	$(2,551)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(889)	(606)	(552)
Fees not included in general account transfers	41	47	68
Other miscellaneous adjustments not included in the general account balance	284	27	33
Net transfers as reported in the statutory statements of operations	$(3,742)	$(1,635)	$(3,002)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$1
States, territories and possessions	561	7	55	513
Political subdivisions	380	9	28	361
Special revenues	3,035	36	362	2,709
Industrial and miscellaneous	29,529	118	3,115	26,532
Loan-backed and structured securities	6,702	30	438	6,294
Total bonds	$40,208	$200	$3,998	$36,410
Common stocks unaffiliated	$239	$-	$-	$239
Preferred stocks unaffiliated	30	1	-	31
Total unaffiliated stocks[1]	$269	$1	$-	$270
Total bonds and unaffiliated stocks[1]	$40,477	$201	$3,998	$36,680
1

Excludes affiliated common stocks with a carrying value of $3.4 billion as of December 31, 2023 and 2022, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively. Affiliated common stocks include investment in NLAIC and JNFC of $3.2 billion and $186 million as of December 31, 2022, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was immaterial as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2023. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,325	$1,312
Due after one year through five years	10,189	9,936
Due after five years through ten years	10,242	9,646
Due after ten years	14,187	12,922
Total bonds excluding loan-backed and structured securities	$35,943	$33,816
Loan-backed and structured securities	7,924	7,658
Total bonds	$43,867	$41,474

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

December 31, 2022
Bonds:
U.S. Government	$1	$-	$-	$-	$1	$-
States, territories and possessions	352	49	23	6	375	55
Political subdivisions	157	27	-	-	157	27
Special revenues	1,935	332	55	22	1,990	354
Industrial and miscellaneous	21,261	2,526	2,604	739	23,865	3,265
Loan-backed and structured securities	3,800	263	2,079	177	5,879	440
Total bonds	$27,506	$3,197	$4,761	$944	$32,267	$4,141
Common stocks unaffiliated	$45	$11	$19	$6	$64	$17
Preferred stocks unaffiliated	20	2	3	1	23	3
Total unaffiliated stocks	$65	$13	$22	$7	$87	$20
Total bonds and unaffiliated stocks	$27,571	$3,210	$4,783	$951	$32,354	$4,161

As of December 31, 2023, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2023	2022
Total amortized cost	$9,146	$8,401
Valuation allowance:
Non-specific reserves[2]	$-	$37
Specific reserves	2	1
Total valuation allowance[1]	$2	$38
Mortgage loans, net of allowance	$9,144	$8,363

1	For the years ended December 31, 2023, 2022 and 2021, changes in the valuation allowance were immaterial and due to current period provisions.
2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2023 and 2022, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

December 31, 2022
Apartment	$3,651	$22	$3,673	$3,632	$41	$3,673
Industrial	1,437	-	1,437	1,437	-	1,437
Office	1,223	3	1,226	1,214	12	1,226
Retail	1,815	8	1,823	1,794	29	1,823
Other	225	-	225	217	8	225
Total[1]	$8,351	$33	$8,384	$8,294	$90	$8,384
Weighted average DSC ratio	2.20	0.82	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	57%	81%	57%

1	Excludes $171 million and $17 million of commercial mortgage loans that were under development as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, the Company has a diversified mortgage loan portfolio with no more than 23% in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2023 were 9.2% and 4.8%, respectively, and for those originated or acquired during 2022 were 11.0% and 2.9%, respectively. As of December 31, 2023 and 2022, the maximum LTV ratio of any one loan at the time of loan origination was 78% and 80%, respectively. As of December 31, 2023 and 2022, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $922 million and $611 million as of December 31, 2023 and 2022, respectively. The Company held $359 million and $232 million of cash collateral on securities lending as of December 31, 2023 and 2022, respectively. The carrying value and fair value of reinvested collateral assets were $359 million and $232 million and had a contractual maturity of under 30 days as of December 31, 2023 and 2022, respectively. The fair value of bonds acquired with reinvested collateral assets was $366 million and $236 million as of December 31, 2023 and 2022, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $584 million and $394 million of non-cash collateral on securities lending as of December 31, 2023 and 2022, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Bonds	$1,917	$1,511	$1,417
Mortgage loans	357	334	358
Other invested assets	868	196	499
Policy loans	43	42	43
Derivative instruments[1]	24	19	31
Other	62	44	12
Gross investment income	$3,271	$2,146	$2,360
Investment expenses	(135)	(127)	(129)
Net investment income	$3,136	$2,019	$2,231

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2023 and 2022 was immaterial. Investment income due and accrued as of December 31, 2023 and 2022 that was admitted was $965 million and $585 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2023	2022	2021
Gross gains on sales	$31	$31	$106
Gross losses on sales	(68)	(149)	(32)
Net realized (losses) gains on sales	$(37)	$(118)	$74
Net realized derivative (losses) gains	(378)	284	(679)
Other-than-temporary impairments	(21)	(26)	(4)
Total net realized (losses) gains	$(436)	$140	$(609)
Tax (benefit) expense on net (losses) gains	(4)	3	59
Net realized capital (losses) gains, net of tax	$(432)	$137	$(668)
Less: Realized (losses) gains transferred to the IMR	(30)	(103)	15
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(402)	$240	$(683)

For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $80 million and $31 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2023, 2022 and 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.0 billion and $894 million as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, there were $99 million and $207 million of commitments to purchase private placement bonds, respectively. There were $490 million and $291 million of outstanding commitments to fund mortgage loans as of December 31, 2023 and 2022, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2023 and 2022, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1

December 31, 2022
Interest rate swaps	$-	$-	$-	$-	$-
Options	96	1	2	-	-
Cross currency swaps	1,498	135	174	(9)	2
Futures	3,316	-	-	-	-
Total derivatives¹	$4,910	$136	$176	$(9)	$2
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2023 and 2022.

The Company received $253 million and $178 million of cash collateral and held $49 million and $20 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2023 and 2022, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2023 and 2022. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $20 million and $8 million as of December 31, 2023 and 2022, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $256 million and $236 million as of December 31, 2023 and 2022, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2023	2022	2021	2023	2022	2021
Cross currency swaps	$-	$1	$1	$(43)	$103	$69
Futures	(378)	283	(680)	(173)	124	27
Total	$(378)	$284	$(679)	$(216)	$227	$96

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

The following table summarizes assets and liabilities held at fair value as of December 31, 2022:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	77	162	-	-	239
Preferred stocks unaffiliated	-	25	6	-	31
Separate account assets	97,015	1,795	55	3,552	102,417
Assets at fair value	$97,092	$1,993	$61	$3,552	$102,698

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2022:

(in millions)	Bonds[1]	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2021	$1	$6	$49	$56
Net gains (losses):
In surplus	-	-	24	24
Purchases	-	2	-	2
Sales	-	(2)	(18)	(20)
Transfers out of Level 3	(1)	-	-	(1)
Balance as of December 31, 2022	$-	$6	$55	61
1	Bonds transfer out of Level 3 during the year ended December 31, 2022, result from the application of the lower of amortized cost or fair value rules based on NAIC rating.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

December 31, 2022
Assets:
Bonds	$1	$32,048	$4,350	$36,399	$40,197
Mortgage loans, net of allowance	-	-	7,351	7,351	8,363
Policy loans	-	-	933	933	933
Derivative assets	-	174	2	176	143
Cash, cash equivalents and short-term investments	613	1,008	-	1,621	1,621
Securities lending collateral assets	232	-	-	232	232
Separate account assets	4	311	41	356	391
Total assets	$850	$33,541	$12,677	$47,068	$51,880
Liabilities:
Investment contracts	$-	$-	$3,158	$3,158	$3,148
Derivative liabilities	-	9	-	9	7
Total liabilities	$-	$9	$3,158	$3,167	$3,155

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$820	$32	$852
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$820	$32	$852
Less: Deferred tax assets nonadmitted	(96)	(7)	(103)
Net admitted deferred tax assets	$724	$25	$749
Less: Deferred tax liabilities	(147)	(13)	(160)
Net admitted deferred tax assets	$577	$12	$589

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2023	2022	Change
Adjusted gross deferred tax assets	$974	$852	$122
Total deferred tax liabilities	(120)	(160)	40
Net deferred tax assets	$854	$692	$162
Less: Tax effect of unrealized gains and losses			37
Less: Tax effect of change in accounting principle			(8)
Less: Merger adjustment			1
Change in deferred income tax			$132

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

	December 31, 2022
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$8	$8
Adjusted gross deferred tax assets expected to be realized[1]	577	4	581
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	147	13	160
Admitted deferred tax assets	$724	$25	$749
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2023 and 2022, the threshold limitation for adjusted capital and surplus was $1.6 billion and $1.4 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $10.5 billion and $9.5 billion as of December 31, 2023 and 2022, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,062% and 1,071% as of December 31, 2023 and 2022, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

	December 31, 2022
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	25.51%	0.00%	25.51%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2023 and 2022.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2023	2022	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$231	$132	$99
Investments	110	89	21
Deferred acquisition costs	297	260	37
Tax credit carry-forward	259	294	(35)
Other	56	45	11
Subtotal	$953	$820	$133
Nonadmitted	(222)	(96)	(126)
Admitted ordinary deferred tax assets	$731	$724	$7
Capital:
Investments	21	32	(11)
Subtotal	$21	$32	$(11)
Nonadmitted	-	(7)	7
Admitted capital deferred tax assets	$21	$25	$(4)
Admitted deferred tax assets	$752	$749	$3
Deferred tax liabilities
Ordinary:
Investments	$(68)	$(100)	$32
Future policy benefits and claims	(22)	(32)	10
Other	(15)	(15)	-
Subtotal	$(105)	$(147)	$42
Capital:
Investments	(15)	(13)	(2)
Subtotal	$(15)	$(13)	$(2)
Deferred tax liabilities	$(120)	$(160)	$40
Net deferred tax assets	$632	$589	$43

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2023	2022	2021
Current income tax expense	$104	$103	$50
Change in deferred income tax (without tax on unrealized gains and losses)	(132)	(28)	(50)
Total income tax (benefit) expense reported	$(28)	$75	$-
Income before income and capital gains taxes	$1,053	$1,077	$861
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$221	$226	$181
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(211)	(80)	(137)
Tax credits	(45)	(58)	(47)
Other	7	(13)	3
Total income tax (benefit) expense reported	$(28)	$75	$-

The Company incurred $11 million in federal income tax expense in 2021, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2023:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$32	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Insurance Company of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Life Insurance Company

Jefferson National Life Insurance Company of New York

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Insurance Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

Registered Investment Advisors Services, Inc.

Retention Alternatives, Ltd.

Retention Alternatives Ltd. In Respect of Cell No. 1

Segregated Account

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2023 and 2022.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Reporting entities that reasonably expect to be applicable corporations for the current reporting period are considered applicable reporting entities. The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation, and therefore an appliable reporting entity, in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The Company does not consider its CAMT status when evaluating its deferred tax assets under the regular tax system. The U.S. Treasury Department is expected to issue guidance throughout 2024 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2023 and 2022, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2023 and 2022.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2023 and 2022.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2023 and 2022.

The amount of interest paid on short-term debt was immaterial in 2023, 2022 and 2021.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2023 and 2022. As part of the agreement, the Company purchased and held an additional $144 million and $139 million in activity stock and an immaterial amount in excess stock as of December 31, 2023 and 2022, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.3 billion and $3.1 billion as of December 31, 2023 and 2022, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus.

The Company has agreements with the FHLB to provide financing for operations. These agreements, which were renewed in February 2024 and expire January 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2023 and 2022, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.3 billion (3.0% of total admitted assets) as of December 31, 2023 and $4.6 billion (2.8% of total admitted assets) as of December 31, 2022 were pledged as collateral under FHLB agreements and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2023
12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

December 31, 2022
12/19/2001	7.50%	$300	$300	$22	$472	$-	12/31/2031
6/27/2002	8.15%	300	300	24	497	-	6/27/2032
12/23/2003	6.75%	100	100	6	125	-	12/23/2033
12/20/2019	4.21%	400	400	17	51	-	12/19/2059
Total		$1,100	$1,100	$69	$1,145	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2023, 2022 and 2021 included premiums of $635 million, $637 million and $607 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $73 million, $75 million, and $8 million respectively, net investment earnings on funds withheld assets of $55 million, $52 million and $40 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $2 million and $1 million, respectively. As of December 31, 2023 and 2022, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.3 billion and $1.6 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.2 billion and $1.5 million, respectively, and mortgage loans that had a carrying value of $73 million and $95 million, respectively. As of December 31, 2023 and 2022, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $91 million and $253 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $377 million and $424 million as of December 31, 2023 and 2022, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $307 million, $287 million and $281 million for the years ended December 31, 2023, 2022 and 2021, respectively, while benefits, claims and expenses ceded were $301 million, $267 million and $257 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2023, 2022 and 2021 and include considerations of $46 million, $10 million and $10 million, respectively, net investment income of $31 million, $35 million and $42 million, respectively, and benefits, claims and other expenses of $186 million, $161 million and $147 million, respectively. The reserve adjustment for 2023, 2022 and 2021 of $(153) million, $(161) million and $(151) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $737 million and $859 million as of December 31, 2023 and 2022, respectively, and amounts payable related to this agreement were $6 million and $14 million as of December 31, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million and $33 million as of December 31, 2023 and 2022, respectively. Total premiums assumed under this treaty were $12 million, $12 million and $12 million during 2023, 2022 and 2021, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million and $156 million as of December 31, 2023 and 2022, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2023 and 2022 were $278 million and $345 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The gross amounts due from affiliates were $19 million and $226 million as of December 31, 2023 and 2022, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The gross amounts due to affiliates were $133 million and $177 million as of December 31, 2023 and 2022, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. As of January 1, 2022 NSC merged into NNOV8, LLC, a subsidiary of NMIC, and all services going forward were provided by NMIC. For the years ended December 31, 2023 and 2022, the Company was allocated costs from NMIC totaling $245 million and $285 million, respectively. For the year ended December 31, 2021, the Company was allocated costs from NMIC and NSC totaling $288 million.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion and $3.7 billion as of December 31, 2023 and 2022, respectively. Total revenues from these contracts were $125 million, $127 million and $121 million for the years ended December 31, 2023, 2022 and 2021, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $84 million, $87 million and $113 million for the years ended December 31, 2023, 2022 and 2021, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2023, 2022 and 2021 were immaterial.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2023 and 2022, customer allocations to NFG funds totaled $63.9 billion and $63.0 billion, respectively. For the years ended December 31, 2023, 2022 and 2021, NFG paid the Company $234 million, $242 million and $265 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.3 billion and $1.0 billion as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, amounts on deposit with NCMC were comprised of $1.0 billion and $883 million, respectively, of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2023, 2022 and 2021 was $63 million, $112 million and $74 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2023 and 2022, the Company had $304 million and $338 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2023 and 2022, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2023, 2022 and 2021 were immaterial.

During 2023, the Company received capital contributions of $135 million from NFS. During 2024, the Company received an additional capital contribution of $30 million from NFS. During 2022, the Company received capital contributions of $310 million from NFS.

During 2023, there were no capital contributions paid to NLAIC by the Company. During 2024, the Company has paid capital contributions to NLAIC of $100 million as of the subsequent event date. During 2022 and 2021, the Company paid capital contributions of $800 million and $400 million, respectively, to NLAIC. In addition, the Company contributed $60 million to NLAIC in connection with the January 1, 2022 merger of HLIC.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2023 or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023 and 2022, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. On June 30, 2022 and July 19, 2022, the Company made surplus contributions to Eagle of $225 million and $1 million, respectively. During 2023 and 2022 Eagle declared distributions to the Company based on their earned surplus position. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2022. On November 10, 2022, the Company received a return of contributed surplus distribution of $5 million that was declared on September 30, 2022. On May 10, 2022, the Company received a dividend distribution of $19 million that was declared on March 31, 2022. On February 10, 2022, the Company received a dividend distribution of $168 million that was declared on December 31, 2021.

On December 22, 2021, the Company and NLAIC entered into a short-term loan where NLAIC borrowed $80 million from the Company. NLAIC repaid the short-term loan in full on January 4, 2022.

In March 2022, the Company executed a $850 million unsecured promissory note and revolving line of credit agreement with Nationwide SBL, LLC (“NWSBL”), an affiliate, at an interest rate of 1-month LIBOR plus 1.25% with a maturity date of March 1, 2023. As of December 31, 2022 NWSBL had outstanding borrowings of $168 million. During 2023, additional draws increased the outstanding balance to $198 million when, on March 1, 2023, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 28, 2024. As of December 31, 2023, NWSBL had outstanding borrowings of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a replacement agreement was entered into at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 27, 2025 with an initial draw of $363 million. Subsequently, additional draws have increased the outstanding balance to $381 million as of the subsequent event date.

During 2022, the Company and NMIC entered into unsecured promissory note agreements. On August 11, 2022, NMIC borrowed $50 million from the Company and subsequently repaid the note in full on August 15, 2022. On September 8, 2022, NMIC borrowed $150 million from the Company and subsequently repaid the note in full on September 15, 2022.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $251 million and $140 million as of December 31, 2023 and 2022, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2023, 2022 and 2021 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2023 and 2022.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2023 and 2022. In March 2021, the Company paid an ordinary dividend of $550 million to NFS. The Company’s surplus as regards policyholders as of December 31, 2023, was $11.2 billion and statutory net income for 2023 was $949 million. As of January 1, 2024, the Company has the ability to pay dividends to NFS totaling $1.1 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2023:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$173	$175	$173
	U.S. government and agencies	104	105	104
	Obligations of states and political subdivisions	3,576	3,361	3,576
	Foreign governments	342	321	342
	Public utilities	4,758	4,410	4,736
	All other corporate, mortgage-backed and asset-backed securities	35,011	33,102	34,936
	Total fixed maturity securities	$43,964	$41,474	$43,867
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	65	67	67
	Industrial, miscellaneous and all other	164	164	164
	Nonredeemable preferred stocks	42	46	46
	Total equity securities[1]	$271	$277	$277
	Mortgage loans[2]	9,146		9,144
	Short-term investments	1,555		1,555
	Policy loans	970		969
	Other long-term investments[3]	2,346		2,346
	Total invested assets	$58,252		$58,158
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $324 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2023, 2022 and 2021 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2023
Life Insurance		$5,428			$412
Annuities		15,213			7,368
Retirement Solutions		20,351			4,150
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Life Insurance		$5,353			$415
Annuities		10,635			5,758
Retirement Solutions		21,824			5,097
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535
2021
Life Insurance		$5,306			$425
Annuities		8,026			6,512
Retirement Solutions		22,446			4,551
Corporate Solutions and Other		6,721			1,176
Total		$42,499			$12,664

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2023
Life Insurance	$276	$757		$101
Annuities	613	13,619		158
Retirement Solutions	835	5,610		214
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Life Insurance	$261	$730		$105
Annuities	346	10,871		136
Retirement Solutions	860	6,178		120
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535
2021
Life Insurance	$254	$311		$107
Annuities	337	9,411		41
Retirement Solutions	861	6,973		122
Corporate Solutions and Other	779	1,304		169
Total	$2,231	$17,999		$439
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2023, 2022 and 2021 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

2021
Life insurance in force	$144,115	$(29,120)	$653	$115,648
Premiums:
Life Insurance	$1,624	$(140)	$12	$1,496
Accident and health insurance	445	(444)	-	1
Total	$2,069	$(584)	$12	$1,497

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2023, 2022 and 2021:

(in millions)
Column A	Column B	Column C	Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Deductions[1]	Balance at end of period
2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38

2021
Valuation allowances - mortgage loans	$48	$(4)	$(1)	$43
1	Amounts generally represent recoveries, payoffs and sales.

2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.